Registration No. 33-73244
                                                                    811-8226

      As filed with the Securities and Exchange Commission on May 29, 1998

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.  12                         X

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

                  Amendment No. 14

                        (Check appropriate box or boxes)


                        TEMPLETON GLOBAL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

      500 EAST BROWARD BOULEVARD, FORT LAUDERDALE, FLORIDA  33394
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (954) 527-7500

                                Barbara J. Green
                           Templeton Worldwide, Inc.
                           500 East Broward Boulevard
                                   Suite 2100
                         Fort Lauderdale, Florida 33394
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

                  immediately upon filing pursuant to paragraph (b) of Rule 485 on ___________ pursuant to paragraph (b) of Rule 485

                  60 days after filing pursuant to paragraph (a)(1) of Rule 485

         X        on August 1, 1998 pursuant to paragraph (a)(1) of Rule 485
                     --------------
                  75 days after filing pursuant to paragraph (a)(2) of Rule 485 on __________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment



PAGE


                        TEMPLETON GLOBAL INVESTMENT TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A

                        TEMPLETON GROWTH AND INCOME FUND
                         CLASS I AND CLASS II PROSPECTUS


N-1A                                                 LOCATION IN
ITEM NO.             ITEM                           REGISTRATION STATEMENT

  1               Cover page                         Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Does the Fund
                                                     Measure Performance?"

  4               General Description                "How Is the Trust Organized?";
                  of Registrant                      "How Does the Fund Invest Its Assets?";
                                                     "What Are the Risks of Investing in the
                                                      Fund's?"

  5               Management of the Fund             "Who Manages the Fund?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                Report to Shareholders

  6               Capital Stock and Other            "How is the Trust Organized?"; "Services
                  Securities                         to Help You Manage Your Account"; "What
                                                     Distributions Might I Receive From the
                                                     Fund?"; "How Taxation Affects the Fund
                                                     and its Shareholders?"

  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                      Shares for Shares of Another Fund?";
                                                     "Transaction Procedures and Special
                                                     Requirements"; "Services to Help You Manage
                                                     Your Account"; "Who Manages the Fund?"; "Useful
                                                     Terms and Definitions"

  8               Redemption or Repurchase           "May I Exchange Shares for Shares of Another
                                                     Fund?"; "How Do I Sell Shares?"; "Transaction
                                                     Procedures and Special Requirements"; "Services
                                                     to Help You Manage Your Account"

  9               Pending Legal Proceedings           Not Applicable


PAGE


                        TEMPLETON GLOBAL INVESTMENT TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A

                      TEMPLETON GLOBAL INFRASTRUCTURE FUND
                         CLASS I AND CLASS II PROSPECTUS


N-1A                                                  LOCATION IN
ITEM NO.             ITEM                           REGISTRATION STATEMENT

  1               Cover page                         Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Does the Fund
                                                     Measure Performance?"

  4               General Description                "How Is the Trust Organized?";
                  of Registrant                      "How Does the Fund Invest Its Assets?";
                                                     "What Are the Risks of Investing in
                                                      the Fund's?"

  5               Management of the Fund             "Who Manages the Fund?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                Report to Shareholders

  6               Capital Stock and Other            "How is the Trust Organized?"; "Services
                  Securities                         to Help You Manage Your Account"; "What
                                                     Distributions Might I Receive From the
                                                     Fund?"; "How Taxation Affects the Fund and
                                                     its Shareholders?"

  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                       Shares for Shares of Another Fund?";
                                                     "Transaction Procedures and Special
                                                     Requirements"; "Services to Help You Manage
                                                     Your Account"; "Who Manages the Fund?"; "Useful
                                                     Terms and Definitions"

  8               Redemption or Repurchase           "May I Exchange Shares for Shares of Another
                                                     Fund?"; "How Do I Sell Shares?"; "Transaction
                                                     Procedures and Special Requirements"; "Services
                                                     to Help You Manage Your Account"

  9               Pending Legal Proceedings           Not Applicable


PAGE


                        TEMPLETON GLOBAL INVESTMENT TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A

            TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND PROSPECTUS

N-1A                                                   LOCATION IN
ITEM NO.            ITEM                           REGISTRATION STATEMENT

  1               Cover page                         Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Does the Fund
                                                     Measure Performance?"

  4               General Description                "How Is the Trust Organized?";
                  of Registrant                      "How Does the Fund Invest Its Assets?";
                                                     "What Are the Risks of Investing in
                                                      the Fund's?"

  5               Management of the Fund             "Who Manages the Fund?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                Report to Shareholders

  6               Capital Stock and Other            "How is the Trust Organized?"; "Services
                  Securities                         to Help You Manage Your Account"; "What
                                                     Distributions Might I Receive From the
                                                     Fund?"; "How Taxation Affects the Fund and
                                                     its Shareholders?"

  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                       Shares for Shares of Another Fund?";
                                                     "Transaction Procedures and Special
                                                     Requirements"; "Services to Help You Manage
                                                     Your Account"; "Who Manages the Fund?"; "Useful
                                                     Terms and Definitions"

  8               Redemption or Repurchase           "May I Exchange Shares for Shares of Another
                                                     Fund?"; "How Do I Sell Shares?"; "Transaction
                                                     Procedures and Special Requirements"; "Services
                                                     to Help You Manage Your Account"

  9               Pending Legal Proceedings           Not Applicable


PAGE


                        TEMPLETON GLOBAL INVESTMENT TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A

                             TEMPLETON REGION FUNDS
                         CLASS I AND CLASS II PROSPECTUS


N-1A                                                LOCATION IN
ITEM NO.             ITEM                           REGISTRATION STATEMENT

  1               Cover page                         Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Do the Fundd
                                                     Measure Performance?"

  4               General Description                "How Is the Trust Organized?";
                  of Registrant                      "How Do the Funds Invest Their Assets?";
                                                     "What Are the Risks of Investing in
                                                      the Fund's?"

  5               Management of the Fund             "Who Manages the Funds?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                Report to Shareholders

  6               Capital Stock and Other            "How is the Trust Organized?"; "Services
                  Securities                         to Help You Manage Your Account"; "What
                                                     Distributions Might I Receive From the
                                                     Funds?"; "How Taxation Affects the Fund and it
                                                     Shareholders?"


  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                      Shares for Shares of Another Fund?";
                                                     "Transaction Procedures and Special
                                                     Requirements"; "Services to Help You Manage
                                                     Your Account"; "Who Manages the Funds?"; "Useful
                                                     Terms and Definitions"

  8               Redemption or Repurchase           "May I Exchange Shares for Shares of Another
                                                     Fund?"; "How Do I Sell Shares?"; "Transaction
                                                     Procedures and Special Requirements"; "Services
                                                     to Help You Manage Your Account"

  9               Pending Legal Proceedings           Not Applicable



PAGE


                        TEMPLETON GLOBAL INVESTMENT TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A

                             TEMPLETON REGION FUNDS
                            ADVISOR CLASS PROSPECTUS

N-1A                                                 LOCATION IN
ITEM NO.           ITEM                           REGISTRATION STATEMENT

  1               Cover page                         Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Do the Funds
                                                     Measure Performance?"

  4               General Description                "How Is the Trust Organized?";
                  of Registrant                      "How Do the Funds Invest Their Assets?";
                                                     "What Are the Risks of Investing in
                                                      the Fund's?"

  5               Management of the Fund             "Who Manages the Funds?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                Report to Shareholders

  6               Capital Stock and Other            "How is the Trust Organized?"; "Services
                  Securities                         to Help You Manage Your Account"; "What
                                                     Distributions Might I Receive From the
                                                     Funds?"; "How Taxation Affects the Fund and it
                                                     Shareholders?"


  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                      Shares for Shares of Another Fund?";
                                                     "Transaction Procedures and Special
                                                     Requirements"; "Services to Help You Manage
                                                     Your Account"; "Who Manages the Funds?"; "Useful
                                                     Terms and Definitions"

  8               Redemption or Repurchase          "May I Exchange Shares for Shares of Another
                                                    Fund?"; "How Do I Sell Shares?"; "Transaction
                                                    Procedures and Special Requirements"; "Services
                                                    to Help You Manage Your Account"

  9               Pending Legal Proceedings          Not Applicable


PAGE


                        TEMPLETON GLOBAL INVESTMENT TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A
                                     PART B

                            CLASS I AND II SHARES OF
                        TEMPLETON GROWTH AND INCOME FUND
                      TEMPLETON GLOBAL INFRASTRUCTURE FUND
                  TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
                             TEMPLETON REGION FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION


N-1A                                                  LOCATION IN
ITEM NO.             ITEM                           REGISTRATION STATEMENT

 10               Cover Page                         Cover Page

 11               Table of Contents                  Table of Contents

 12               General Information and            Not Applicable
                  History

 13               Investment Objectives and          "How Do the Funds Invest Their Assets?";
                  Policies                           "Investment Restrictions"; "What Are the
                                                     Risks of Investing in the Fund's?"

 14               Management of the                  "Officers and Trustees"; "Investment
                  Registrant                         Management and Other Services"

 15               Control Persons and                "Officers and Trustees"; "Investment
                  Principal Holders of               Management and Other Services"; "Miscellaneous
                  Securities                         Information"

 16               Investment Management and         "Investment Management and Other Services";
                  Other Services                     "The Funds' Underwriter"

 17               Brokerage Allocation and           "How Do the Funds Buy Securities
                  Other Practices                     For Their Portfolios?"

 18               Capital Stock and Other            "Miscellaneous Information"; See Prospectus
                  Securities                         "How Is The Trust Organized?"

 19               Purchase, Redemption and           "How Do I Buy, Sell and Exchange Shares?";
                  Pricing of Securities              "How Are Fund Shares Valued?";
                  Being Offered                      "Financial Statements"

 20               Tax Status                         "Additional Information on Distributions
                                                      and Taxes"

 21               Underwriters                       "The Funds' Underwriter"

 22               Calculation of Performance         "How Do the Funds Measure Performance?"
                  Data

 23               Financial Statements               "Financial Statements"



PAGE


                        TEMPLETON GLOBAL INVESTMENT TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART B

                             TEMPLETON REGION FUNDS
                                  ADVISOR CLASS
                       STATEMENT OF ADDITIONAL INFORMATION


N-1A                                                  LOCATION IN
ITEM NO.           ITEM                           REGISTRATION STATEMENT

 10               Cover Page                         Cover Page

 11               Table of Contents                  Table of Contents

 12               General Information and            Not Applicable
                  History

 13               Investment Objectives and         "How Do the Funds Invest Their Assets?";
                  Policies                          "Investment Restrictions"; "What Are the
                                                    Risks of Investing in the Fund's?"

 14               Management of the                  "Officers and Trustees"; "Investment
                  Registrant                         Management and Other Services"

 15               Control Persons and                "Officers and Trustees"; "Investment
                  Principal Holders of                Management and Other Services"; "Miscellaneous
                  Securities                          Information"

 16               Investment Management and          "Investment Management and Other Services";
                  Other Services                     "The Funds' Underwriter"

 17               Brokerage Allocation and           "How Do the Funds Buy Securities
                  Other Practices                     For Their Portfolios?"

 18               Capital Stock and Other            "Miscellaneous Information"; See Prospectus
                  Securities                         "How Is The Trust Organized?"

 19               Purchase, Redemption and           "How Do I Buy, Sell and Exchange Shares?";
                  Pricing of Securities              "How Are Fund Shares Valued?";
                  Being Offered                      "Financial Statements"

 20               Tax Status                         "Additional Information on Distributions
                                                     and Taxes"

 21               Underwriters                       "The Funds' Underwriter"

 22               Calculation of Performance         "How Do the Funds Measure Performance?"
                  Data

 23               Financial Statements               "Financial Statements"



PAGE

                        TEMPLETON GROWTH AND INCOME FUND
                           CLASS I AND II PROSPECTUS



PAGE

PROSPECTUS & APPLICATION
TEMPLETON GROWTH AND INCOME FUND


AUGUST 1, 1998


INVESTMENT STRATEGY: GLOBAL GROWTH AND INCOME


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

The fund is a diversified series of Templeton Global Investment Trust (the "Trust"). To learn more about the fund and its policies, you may request a copy of the Trust's Statement of Additional Information ("SAI"), dated August 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



PAGE


TEMPLETON GROWTH AND INCOME FUND


August 1, 1998


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND

Expense Summary..........................................
Financial Highlights.....................................
How Does the Fund Invest Its Assets?.....................
What Are the Risks of Investing in the Fund?.............
Who Manages the Fund?....................................
How Does the Fund Measure Performance?...................
How Taxation Affects the Fund and Its Shareholders.......
How Is the Trust Organized?..............................

ABOUT YOUR ACCOUNT

How Do I Buy Shares?.....................................
May I Exchange Shares for Shares of Another Fund?........
How Do I Sell Shares?....................................
What Distributions Might I Receive From the Fund?........
Transaction Procedures and Special Requirements..........
Services to Help You Manage Your Account.................
What If I Have Questions About My Account?...............

GLOSSARY

Useful Terms and Definitions.............................

100 Fountain Parkway
P.O. Box 33030
St. Petersburg
FL 33733-8030

1-800/DIAL BEN



PAGE


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the fund. It is based on the historical expenses of each class, for the fiscal year ended March 31, 1998. The fund's actual expenses may vary.


A. SHAREHOLDER TRANSACTION EXPENSES+               CLASS I        CLASS II
      Maximum Sales Charge (as a percentage
      of Offering Price)                            5.75%           1.99%
         Paid at time of purchase                   5.75%++         1.00%+++
         Paid at redemption++++                     None            0.99%
      Exchange Fee (per transaction)*              $5.00           $5.00

B. ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
      Management Fees (after fee waiver)**          0.24%           0.24%
      Rule 12b-1 Fees***                            0.35%           1.00%
      Other Expenses                                0.66%           0.66%
                                                    -----           -----
      Total Fund Operating Expenses
     (after fee waiver)**                           1.25%           1.90%
                                                    =====           ====

C. EXAMPLE

      Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.


                       1 YEAR        3 YEARS       5 YEARS       10 YEARS

      CLASS I           $70****        $95           $122          $200
      CLASS II          $39            $69           $112          $230


      For the same Class II investment, you would pay projected expenses of $29 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class I shares.


+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Choosing a Share Class."


++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**For the period shown, Global Advisors and FT Services had agreed in advance to limit their respective management and administration fees to reduce the fund's expenses. Without this reduction, management fees would have been 0.75% and total operating expenses would have been 1.76% for Class I and 2.41% for Class
II. After July 31, 1999, this arrangement may end at any time upon notice to the Board.
***The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.


****Assumes a Contingent Deferred Sales Charge will not apply.


PAGE



FINANCIAL HIGHLIGHTS


This table summarizes the fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the fund's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call Fund Information.


                                                                            YEAR ENDED MARCH 31,
                                                   --------------------------------------------------------------
                                                         1998        1997         1996        1995         1994+
                                                         ----        ----         ----        ----         -----
PER SHARE OPERATING PERFORMANCE - CLASS I
(For a share outstanding throughout the year)
Net Asset Value, beginning of year................     $   12.95   $  11.39     $  10.05     $ 10.01      $ 10.00
                                                       ---------   --------     --------     -------      -------
Income from investment operations:
  Net investment income...........................           .35        .22          .29         .16         .009
  Net realized and unrealized gains
    (losses)......................................          2.17       1.60         1.54        (.02)        .001
                                                       ---------   --------     --------     -------      -------
Total from investment operations..................          2.52       1.82         1.83         .14          .01
                                                       ---------   --------     --------     -------      -------
Less distributions from:
  Net investment income...........................          (.28)      (.22)        (.29)       (.10)          --
  Net realized gains..............................          (.60)      (.04)        (.20)          --          --
                                                       ---------   --------     --------     --------     -------
Total distributions...............................          (.88)      (.26)        (.49)       (.10)          --
                                                       ---------   --------     --------     -------      -------
Net Asset Value, end of year......................     $   14.59   $  12.95     $  11.39     $ 10.05      $ 10.01
                                                       =========   ========     ========     =======      =======
Total Return*.....................................         20.23%     16.19%       18.78%       1.43%         .10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)...................     $ 46,262    $ 25,020     $ 11,732     $ 5,953      $   100
Ratios to average net assets:
  Expenses........................................          1.25%      1.25%        1.25%       1.25%        1.25%**
  Expenses, excluding waiver and payments
    by affiliate..................................          1.76%      2.24%        2.71%       6.11%       32.15%**
  Net investment income...........................          2.91%      2.21%        2.98%       2.51%        1.89%**
Portfolio turnover rate...........................         18.62%     20.72%       10.21%      19.33%          --
Average commission rate paid***...................     $   .0015   $  .0050     $  .0250          --           --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
+For the period March 14, 1994 (commencement of operations) to March 31, 1994.


PAGE


                                                                         YEAR ENDED MARCH 31,
                                                                   ---------------------------------
                                                                   1998         1997           1996+
                                                                   ----         ----           -----

PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the year)

Net Asset Value, beginning of year........................        $  12.84     $ 11.33       $ 10.19
                                                                  --------     -------       -------
Income from investment operations:
  Net investment income...................................             .29         .21           .22
  Net realized and unrealized gains.......................            2.11        1.52          1.41
                                                                  --------     -------       -------
Total from investment operations..........................            2.40        1.73          1.63
                                                                  --------     -------       -------
Less distributions from:
 Net investment income....................................            (.21)       (.18)         (.29)
 Net realized gains.......................................            (.60)       (.04)         (.20)
                                                                  --------     -------       -------
Total distributions.......................................            (.81)       (.22)         (.49)
                                                                  --------     -------       -------
Net Asset Value, end of year..............................        $  14.43     $ 12.84       $ 11.33
                                                                  ========     =======       =======
Total Return*.............................................           19.40%      15.35%        16.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................        $ 13,293     $ 6,017       $ 2,205
Ratios to average net assets:
  Expenses................................................            1.90%       1.90%         1.90%**
  Expenses, excluding waiver and payments by
    affiliate.............................................            2.41%       2.89%         3.31%**
  Net investment income...................................            2.25%       1.51%         1.59%**
Portfolio turnover rate...................................           18.62%      20.72%        10.21%
Average commission rate paid***...........................        $  .0015     $ .0050       $ .0250

*Total return does not reflect sales commissions or the Contingent Deferred Sales Charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 1, 1995 (commencement of sales) to March 31, 1996.



PAGE


HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?


The investment goal of the fund is high total return (a combination of capital growth and income). This goal is fundamental which means that it may not be changed without shareholder approval.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund tries to achieve its investment goal by a flexible policy of investing in the equity and debt securities of U.S. and foreign companies. Under normal market conditions, the fund will invest at least 65% of its total assets in issuers located in at least three countries (including the U.S.).

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; warrants or rights. The fund's primary investments are in common stock.

In selecting these equity securities, Global Advisors does a company-by-company analysis, rather than focusing on a specific industry or economic sector. Global Advisors concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are described more fully in the SAI.

In search of high current income, the fund may buy both rated and unrated debt securities of any maturity. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. At present, the fund does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined by the fund to be of comparable quality). Please see the SAI for more details on the risks associated with lower-rated securities.

DEPOSITARY RECEIPTS. The fund may also invest in American, European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

GENERAL. The fund may invest without percentage limitation in listed or unlisted securities of foreign or domestic companies of any size (market capitalization). The fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry. The fund may invest up to 15% of its total assets in illiquid securities, including up to 10% of its total assets in restricted securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Restricted securities are generally securities that are subject to restrictions on their transfer.

Please see the SAI for more details on the types of securities in which the fund invests.

WHAT ARE SOME OF THE FUND'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

TEMPORARY INVESTMENTS.
When Global Advisors believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, for example, it may invest the fund's portfolio in a temporary defensive manner.

Under such circumstances, the fund may invest up to 100% of its assets in money market securities denominated in the currency of any nation. These may include:

/bullet/ short-term (maturities of less than 12 months) and medium-term (maturities up to 5 years) securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities;

/bullet/ finance company and corporate commercial paper, and other short-term corporate obligations, rated A by S&P or Prime-1 by Moody's or, if unrated, determined by the Fund to be of comparable quality;

/bullet/ bank obligations (including CDs, time deposits and bankers' acceptances; and

/bullet/  repurchase agreements with banks and broker-dealers.

REPURCHASE AGREEMENTS.
The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

OPTIONS ON SECURITIES AND SECURITIES INDICES.
The fund may buy and sell options on securities and securities indices to earn additional income and/or to help protect its portfolio against market and/or exchange rate movements, although it presently has no intention of doing so. An option on a security is a contract that allows the buyer of the option the right to buy or sell a specific security at a stated price during the option's term. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund will limit the sale of options on its securities to 15% or less of its total assets. The fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS.
Because the fund may buy securities which are valued in currencies other than the U.S. dollar, it may take steps to help protect its portfolio against adverse changes in foreign currency exchange rates. To do this, the fund may (1) buy and sell foreign currency at the prevailing rate in the foreign currency exchange market; (2) enter into forward foreign currency contracts which are agreements to buy or sell a specific currency at a set price on a future date (generally within one year); and (3) buy and sell put and call options on foreign currencies.

FUTURES CONTRACTS.
Changes in interest rates, securities prices or foreign currency valuations may affect the value of the fund's investments. To reduce its exposure to these factors, the fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of these contracts. A financial futures contract is an agreement to buy or sell a specific security or commodity at a specified future date and price. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specific amount of a currency for a set price on a future date. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options.

SECURITIES LENDING.
To generate additional income, the fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 33 1/3% of the value of the fund's total assets measured at the time of the most recent loan. For each loan the fund must receive in return collateral with a value at least equal to 100% of the current market value of the loaned securities.

SHORT-TERM TRADING AND PORTFOLIO TURNOVER.
In search of growth opportunities, Global Advisors invests for the long-term and does not intend to emphasize short-term trading profits. It is anticipated, therefore, that the fund's annual portfolio turnover rate generally will be below 50% for the equity portion of its portfolio; although this rate may be higher or lower, in relation to market conditions. A portfolio turnover rate of less than 50% means that in a one year period, less than one-half of the fund's portfolio is changed. When consistent with its objective, the fund may engage in short-term trading in the debt portion of its portfolio. An example would be when a temporary disparity occurs in the normal yield relationship between two comparable securities. As a result, under certain market conditions, the fund's annual portfolio turnover rate on the debt portion of its portfolio may be high.

OTHER POLICIES AND RESTRICTIONS.
The fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the fund's investment policies, including those described above, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

GENERAL RISK.
There is no assurance that the fund's investment goal will be met. The fund will seek to spread investment risk by diversifying its investments but the possibility of losses remains. Generally, if the securities owned by the fund increase in value, the value of the shares of the fund which you own will increase. Similarly, if the securities owned by the fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the fund.

FOREIGN SECURITIES RISK.
The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the fund may invest such as Russia and certain Asian and Eastern European countries are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody. The fund may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. For more information on the risks associated with emerging markets securities, please see the SAI.

MARKET, CURRENCY, AND INTEREST RATE RISK.
General market movements in any country where the fund has investments are likely to affect the value of the securities which the fund owns in that country and the fund's share price may also be affected. The fund's investments may be denominated in foreign currencies so that changes in foreign currency exchange rates will also affect the value of what the fund owns, and thus the price of its shares. To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the value of a debt security to decrease, having a negative effect on the value of the fund's shares. Of course, individual and worldwide stock markets, interest rates and currency valuations have both increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

CREDIT AND ISSUER RISK.
The fund's investments in debt securities involve credit risk. This is the risk that the issuer of a debt security will be unable to make principal and interest payments in a timely manner and the debt security will go into default. The fund may invest up to 5% of its total assets in defaulted debt securities. The purchase of defaulted debt securities involves significant additional risks, such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

DERIVATIVE SECURITIES RISK.
Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Option transactions, foreign currency exchange transactions and futures contracts are considered derivative investments. To the extent the fund enters into these transactions, their success will depend upon Global Advisors' ability to predict pertinent market movements. These securities are subject to the risk that the other party to the transaction may fail to perform, resulting in losses to the fund.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations. The Board also monitors the fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Global Advisors manages the fund's assets and makes its investment decisions. Global Advisors also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Global Advisors and its affiliates manage over $243 billion in assets. The Templeton organization has been investing globally since 1940. Global Advisors and its affiliates have offices in Argentina, Australia, Bahamas, Bermuda, Brazil, the British Virgin Islands, Canada, China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Switzerland, Taiwan, United Kingdom, U.S. and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.

PORTFOLIO MANAGEMENT. The fund's lead portfolio manager since 1996 is Richard Sean Farrington. Mr. Farrington is a Vice President of Global Advisors. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst. He has served as the president of the Bahamas Society of Financial Analysts and is currently on the board of the International Society of Financial Analysts. He joined the Templeton organization in 1991 and is a research analyst and portfolio manager. Mr. Farrington's research responsibilities include industry coverage of non-U.S. electric utilities. He is also responsible for country coverage of Hong Kong and China.

Mark G. Holowesko and Jeffrey A. Everett have secondary portfolio management responsibilities for the fund. Mr. Holowesko is President of Global Advisors. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a founding member of the International Society of Financial Analysts. Prior to joining the Templeton organization in 1985, Mr. Holowesko worked with RoyWest Trust Corporation (Bahamas) Limited as an investment analyst. His duties at RoyWest included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research and portfolio management activities worldwide for the Templeton Global Equity Group and managing several mutual funds. Mr. Everett is an Executive Vice President of Global Advisors. He holds a BS in finance from Pennsylvania State University. He is a Chartered Financial Analyst and a member of the International Society of Financial Analysts and the Association of Investment Management and Research. Prior to joining the Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts at Templeton, as well as several mutual funds. His global research responsibilities encompass industry coverage for real estate and country responsibilities for Italy and Australia.

MANAGEMENT FEES. During the fiscal year ended March 31, 1998, management fees, before any advance waiver, totaled 0.75% of the average daily net assets of the fund. Total operating expenses were 1.76% for Class I and 2.41% for Class II. Under an agreement by Global Advisors to limit its fees, the fund paid management fees totaling 0.24% and operating expenses totaling 1.25% for Class I and 1.90% for Class II. After July 31, 1999, Global Advisors may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Global Advisors tries to obtain the best execution on all transactions. If Global Advisors believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the Trust. During the fiscal year ended March 31, 1998, administration fees totaling 0.15% of the average daily net assets of the fund were paid to FT Services. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS

Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.


Payments by the fund under the Class I plan may not exceed 0.35% per year of Class I's average daily net assets. Expenses not reimbursed in any quarter may be reimbursed in future quarters or years. This includes expenses not reimbursed because they exceeded the applicable limit under the plan. As of March 31, 1998, expenses under the Class I plan that may be reimbursable in future quarters or years totaled $993,733, or 2.15% of Class I's net assets. During the first year after certain Class I purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.


Under the Class II plan, the fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the fund advertises its performance. A commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX THEY ARE DISCUSSED IN THE SAI.


TAXATION OF THE FUND'S INVESTMENTS. The fund invests your money in the stocks, bonds and other securities that are described in the section "How Does the Fund Invest Its Assets?" Special tax rules may apply in determining the income and gains that the fund earns on its investments. These rules may, in turn, affect the amount of distributions that the fund pays to you. These special tax rules are discussed in the SAI.

TAXATION OF THE FUNDS. As a series of a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

HOW DOES THE FUND EARN INCOME AND GAINS?
THE FUND EARNS DIVIDENDS AND INTEREST (THE FUND'S "INCOME") ON ITS INVESTMENTS. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS HIGHER THAN IT PAID, IT HAS A GAIN. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS LOWER THAN IT PAID, IT HAS A LOSS. IF THE FUND HAS HELD THE SECURITY FOR MORE THAN ONE YEAR, THE GAIN OR LOSS WILL BE A LONG-TERM CAPITAL GAIN OR LOSS. IF THE FUND HAS HELD THE SECURITY FOR ONE YEAR OR LESS, THE GAIN OR LOSS WILL BE A SHORT-TERM CAPITAL GAIN OR LOSS. THE FUND'S GAINS AND LOSSES ARE NETTED TOGETHER, AND, IF THE FUND HAS A NET GAIN (THE FUND'S "GAINS"), THAT GAIN WILL GENERALLY BE DISTRIBUTED TO YOU.

FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the fund's distributions to you, but, depending upon the amount of the fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return. The fund may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause the fund to pay income taxes and interest charges. If possible, the fund will adopt strategies to avoid PFIC taxes and interest charges.

TAXATION OF SHAREHOLDERS.

DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. The fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain. The remainder of the capital gain distribution represents 20% rate gain.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

WHAT IS A DISTRIBUTION?
AS A SHAREHOLDER, YOU WILL RECEIVE YOUR SHARE OF THE FUND'S INCOME AND GAINS ON ITS INVESTMENTS IN STOCKS, BONDS AND OTHER SECURITIES. THE FUND'S INCOME AND SHORT TERM CAPITAL GAINS ARE PAID TO YOU AS ORDINARY DIVIDENDS. THE FUND'S LONG-TERM CAPITAL GAINS ARE PAID TO YOU AS CAPITAL GAIN DISTRIBUTIONS. IF THE FUND PAYS YOU AN AMOUNT IN EXCESS OF ITS INCOME AND GAINS, THIS EXCESS WILL GENERALLY BE TREATED AS A NON-TAXABLE DISTRIBUTION. THESE AMOUNTS, TAKEN TOGETHER, ARE WHAT WE CALL THE FUND'S DISTRIBUTIONS TO YOU.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the fund's distributions will qualify for the corporate dividends-received deduction.


PAGE



REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your shares in the fund for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange fund shares held for 90 days or less and pay no sales charge, or a reduced sales charge, for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the fund within 30 days before or after your redemption or exchange.


 WHAT IS A REDEMPTION?
A REDEMPTION IS A SALE BY YOU TO THE FUND OF SOME OR ALL OF YOUR SHARES IN THE FUND. THE PRICE PER SHARE YOU RECEIVE WHEN YOU REDEEM FUND SHARES MAY BE MORE OR LESS THAN THE PRICE AT WHICH YOU PURCHASED THOSE SHARES. AN EXCHANGE OF SHARES IN THE FUND FOR SHARES OF ANOTHER FRANKLIN TEMPLETON FUND IS TREATED AS A REDEMPTION OF FUND SHARES AND THEN A PURCHASE OF SHARES OF THE OTHER FUND. WHEN YOU REDEEM OR EXCHANGE YOUR SHARES, YOU WILL GENERALLY HAVE A GAIN OR LOSS, DEPENDING UPON WHETHER THE AMOUNT YOU RECEIVE FOR YOUR SHARES IS MORE OR LESS THAN YOUR COST OR OTHER BASIS IN THE SHARES. CALL FUND INFORMATION FOR A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK IF YOU NEED MORE INFORMATION IN CALCULATING THE GAIN OR LOSS ON THE REDEMPTION OR EXCHANGE OF YOUR SHARES.

U.S. GOVERNMENT AND STATE OBLIGATION INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. Investments in state and local obligations may also qualify for tax-free treatment. The fund will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.

FOREIGN TAXES. If more than 50% of the value of the fund's assets consist of foreign securities, the fund may elect to pass-through to you the amount of foreign taxes it paid. If the fund makes this election, your year-end statement will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. Your year-end statement, showing the amount of deduction or credit available to you, will be distributed to you in January along with other shareholder information records including your fund's IRS Form 1099-DIV.

The 1997 Act includes a provision that allows you to claim these credits directly on your income tax return (IRS Form 1040) and eliminates the previous requirement that you complete a detailed supporting form. To qualify, you must have $600 or less in joint return foreign taxes ($300 or less on a single return), all of which are reported to you on IRS Form 1099-DIV or qualifies as passive investment-type income if received from other sources. THIS SIMPLIFIED PROCEDURE APPLIES ONLY FOR CALENDAR YEARS 1998 AND BEYOND, AND IS NOT AVAILABLE IN 1997.

WHAT IS A FOREIGN TAX CREDIT?
A FOREIGN TAX CREDIT IS A TAX CREDIT FOR THE AMOUNT OF TAXES IMPOSED BY A FOREIGN COUNTRY ON EARNINGS OF THE FUND. WHEN A FOREIGN COMPANY IN WHICH THE FUND INVESTS PAYS A DIVIDEND TO THE FUND, THE DIVIDEND WILL GENERALLY BE SUBJECT TO A WITHHOLDING TAX. THE TAXES WITHHELD IN FOREIGN COUNTRIES CREATE CREDITS THAT YOU MAY USE TO OFFSET YOUR U.S. FEDERAL INCOME TAX.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. The fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

WHAT IS A BACKUP WITHHOLDING?
BACKUP WITHHOLDING OCCURS WHEN THE FUND IS REQUIRED TO WITHHOLD AND PAY OVER TO THE IRS 31% OF YOUR DISTRIBUTIONS AND REDEMPTION PROCEEDS. YOU CAN AVOID BACKUP WITHHOLDING BY PROVIDING THE FUND WITH YOUR TIN, AND BY COMPLETING THE TAX CERTIFICATIONS ON YOUR SHAREHOLDER APPLICATION THAT YOU WERE ASKED TO SIGN WHEN YOU OPENED YOUR ACCOUNT. HOWEVER, IF THE IRS INSTRUCTS THE FUND TO BEGIN BACKUP WITHHOLDING, IT IS REQUIRED TO DO SO EVEN IF YOU PROVIDED THE FUND WITH YOUR TIN AND THESE TAX CERTIFICATIONS, AND BACKUP WITHHOLDING WILL REMAIN IN PLACE UNTIL THE FUND IS INSTRUCTED BY THE IRS THAT IT IS NO LONGER REQUIRED.


THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK, WHICH YOU MAY REQUEST BY CONTACTING FUND INFORMATION.


HOW IS THE TRUST ORGANIZED?


The fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware business trust on December 21, 1993, and is registered with the SEC. The fund offers two classes of shares: Templeton Growth and Income Fund - Class I and Templeton Growth and Income Fund - Class II. All shares outstanding before the offering of Class II shares are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.



PAGE


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.  Read this prospectus carefully.

2. Determine how much you would like to invest. The fund's minimum investments are:

    /bullet/  To open a regular, non-retirement account        $1,000
    /bullet/  To open an IRA, IRA Rollover, Roth IRA,
              or Education IRA                                 $250*
    /bullet/  To open a custodial account for a minor
              (an UGMA/UTAM account)                           $100
    /bullet/  To open an account with an automatic
              investment plan                                  $50**
    /bullet/  To add to an account                             $50***

     *For all other retirement accounts, there is no minimum investment requirement.
     **$25 for an Education IRA.
     ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

     We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL AUTOMATICALLY INVEST YOUR PURCHASE IN CLASS I SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.   Make your investment using the table below.


PAGE


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                For an initial investment:
                                          Return the application to the fund
                                          with your check made payable to the
                                          fund.

                                       For additional investments:
                                           Send a check made payable to the
                                           fund. Please include your account
                                           number on the check.
-------------------------------------- ---------------------------------------
BY WIRE                                1. Call Shareholder Services or, if that
                                          number is busy, call 1-650/312-2000
                                          collect, to receive a wire control
                                          number and wire  instructions. You
                                          need a new wire control number every
                                          time you wire money into your account.
                                          If you do not have a currently
                                          effective wire control number, we will
                                          return the money to the bank, and we
                                          will not credit the purchase to your
                                          account.

                                       2. For an initial investment you must
                                          also return your signed shareholder
                                          application to the fund.

                                       IMPORTANT DEADLINES: If we receive your
                                       call before 4:00 p.m. Eastern time and
                                       the bank receives the wired funds and
                                       reports the receipt of wired funds to the
                                       fund by 6:00 p.m. Eastern time, we will
                                       credit the purchase to your account that
                                       day. If we receive your call after 4:00
                                       p.m. or the bank receives the wire after
                                       6:00 p.m., we will credit the purchase to
                                       your account the following business day.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and length of time you expect to invest. Generally, Class I shares may be more attractive for long-term investors or investors who qualify to buy Class I shares at a reduced sales charge. Your financial representative can help you decide.


                  CLASS I                                                    CLASS II

/bullet/  Higher front-end sales charges than        /bullet/  Lower front-end sales charges than
          Class II shares. There are several                   Class I shares
          ways to reduce these charges, as
          described below. There is no front-end
          sales charge for purchases of $1
          million or more.*

/bullet/  Contingent Deferred Sales Charge on        /bullet/  Contingent Deferred Sales Charge on
          purchases of $1 million or more sold                 purchases  sold within 18 months
          within one year

/bullet/  Lower annual expenses than Class II        /bullet/  Higher annual expenses than Class
          shares                                               I shares

*If you are investing $1 million or more, it is generally more beneficial for you to buy Class I shares because there is no front-end sales charge and the annual expenses are lower. Therefore, ANY PURCHASE OF $1 MILLION OR MORE IS AUTOMATICALLY INVESTED IN CLASS I SHARES. You may accumulate more than $1 million in Class II shares through purchases over time. If you plan to do this, however, you should determine if it would be better for you to buy Class I shares through a Letter of Intent.


PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.


                                            TOTAL SALES CHARGE        AMOUNT PAID TO
                                            AS A PERCENTAGE OF        DEALER AS A
AMOUNT OF PURCHASE                      OFFERING       NET AMOUNT     PERCENTAGE OF
AT OFFERING PRICE                       PRICE           INVESTED      OFFERING PRICE
CLASS I
Under $50,000                              5.75%         6.10%          5.00%
$50,000 but less than $100,000             4.50%         4.71%          3.75%
$100,000 but less than $250,000            3.50%         3.63%          2.80%
$250,000 but less than $500,000            2.50%         2.56%          2.00%
$500,000 but less than $1,000,000          2.00%         2.04%          1.60%
$1,000,000 or more*                        None          None           None

CLASS II
Under $1,000,000*                          1.00%         1.01%         1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Choosing a Share Class."


SALES CHARGE REDUCTIONS AND WAIVERS

     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

/bullet/ You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

/bullet/ You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

/bullet/ Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

/bullet/ Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.


Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

/bullet/  Was formed at least six months ago,

/bullet/  Has a purpose other than buying fund shares at a discount,

/bullet/  Has more than 10 members,

/bullet/ Can arrange for meetings between our representatives and group members,

/bullet/ Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

/bullet/ Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

/bullet/ Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased Class I shares of the fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class I shares only, except for items 1 and 2 which also apply to Class II purchases.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the SAME CLASS of shares. Certain exceptions apply, however, to Class II shareholders who chose to reinvest their distributions in Class I shares of the fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class I shares of the fund.

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund if you originally paid a sales charge on the shares and you reinvest the money in the SAME CLASS of shares. This waiver does not apply to exchanges.

         If you paid a Contingent Deferred Sales Charge when you redeemed your shares from a Franklin Templeton Fund, a Contingent Deferred Sales Charge will apply to your purchase of fund shares and a new Contingency Period will begin. We will, however, credit your fund account with additional shares based on the Contingent Deferred Sales Charge you paid and the amount of redemption proceeds that you reinvest.

         If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

3. Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

         If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

6. Distributions from an existing retirement plan invested in the Franklin Templeton Funds

Various individuals and institutions also may buy Class I shares without a front-end sales charge or Contingent Deferred Sales Charge, including:

1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment is $250.

4. Registered Securities Dealers and their affiliates, for their investment accounts only

5. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

6. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

7. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

8.       Accounts managed by the Franklin Templeton Group

9. Certain unit investment trusts and their holders reinvesting distributions from the trusts

10.      Group annuity separate accounts offered to retirement plans

11. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLEs or SEPs must also meet the requirements described under "Group Purchases - Class I Only" above to be able to buy Class I shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by the fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

Any retirement plan that does not meet the requirements to buy Class I shares without a front-end sales charge and that was a shareholder of the fund on or before February 1, 1995, may buy shares of the fund subject to a maximum sales charge of 4% of the Offering Price, 3.2% of which will be retained by Securities Dealers.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

1.  Class II purchases - up to 1% of the purchase price.

2.  Class I purchases of $1 million or more - up to 1% of the amount invested.


3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.


4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.




-------------------------------------- ----------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions
                                       2. Include any outstanding share
                                          certificates for the shares you want
                                          to exchange
-------------------------------------- ---------------------------------------
BY PHONE                               Call Shareholder Services or TeleFACTS(R)

                                          If you do not want the ability to
                                          exchange by phone to apply to your
                                          account, please let us know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- --------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund.

For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.

If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class II shares for shares of Money Fund II, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


/bullet/ You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


/bullet/ You may only exchange shares within the SAME CLASS, except as noted below.

/bullet/ The accounts must be identically registered. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

/bullet/ Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.

/bullet/ The fund you are exchanging into must be eligible for sale in your state.

/bullet/ We may modify or discontinue our exchange policy if we give you 60 days' written notice.

/bullet/ Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request, (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.


Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the fund at Net Asset Value.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions.
                                       If you would like your redemption
                                       proceeds wired to a bank account, your
                                       instructions should include:


                                       /bullet/ The name, address and telephone
                                                number of the bank where you
                                                want the proceeds sent

                                       /bullet/ Your bank account number

                                       /bullet/ The Federal Reserve ABA routing
                                                number

                                       /bullet/ If you are using a savings and
                                                loan or credit union, the name
                                                of the corresponding bank and
                                                the account number

                                       2. Include any outstanding share
                                       certificates for the shares you are
                                       selling

                                       3. Provide a signature guarantee if
                                       required

                                       4. Corporate, partnership and trust
                                       accounts may need to send additional
                                       documents. Accounts under court
                                       jurisdiction may have other requirements.
-------------------------------------------------------------------------------


BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                                       Telephone requests will be accepted:

                                       /bullet/ If the request is $50,000 or
                                                less. Institutional accounts may
                                                exceed $50,000 by completing a
                                                separate agreement. Call
                                                Institutional Services to
                                                receive a copy.
                                       /bullet/ If there are no share
                                                certificates issued for the
                                                shares you want to sell or you
                                                have already returned them to
                                                the fund
                                       /bullet/ Unless you are selling shares in
                                                a Trust Company retirement plan
                                                account
                                       /bullet/ Unless the address on your
                                                account was changed by phone
                                                within the last 15 days

                                                If you do not want the ability
                                                to redeem by phone to apply to
                                                your account, please let us
                                                know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.

CONTINGENT DEFERRED SALES CHARGE

For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:


/bullet/  Account fees


/bullet/ Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

/bullet/ Redemptions by the fund when an account falls below the minimum required account size

/bullet/  Redemptions following the death of the shareholder or beneficial owner


/bullet/ Redemptions through a systematic withdrawal plan set up before February 1, 1995

/bullet/ Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.

/bullet/ Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy


/bullet/  Tax-free returns of excess contributions from employee benefit plans

/bullet/ Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

/bullet/ Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


Distributions may be reinvested only in the SAME CLASS of shares, except as follows: (i) Class II shareholders who chose to reinvest their distributions in Class I shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class II shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED


The fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

/bullet/  Your name,

/bullet/  The fund's name,

/bullet/  The class of shares,

/bullet/  A description of the request,

/bullet/  For exchanges, the name of the fund you are exchanging into,

/bullet/  Your account number,

/bullet/  The dollar amount or number of shares, and

/bullet/ A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

------------------------------- ---------------------------------------------
TYPE OF ACCOUNT                 DOCUMENTS REQUIRED
------------------------------- ---------------------------------------------
CORPORATION                     Corporate Resolution
------------------------------- ---------------------------------------------
PARTNERSHIP                     1. The pages from the partnership agreement that
                                identify the general partners, or
                                2. A certification for a partnership agreement
------------------------------- ----------------------------------------------
TRUST                           1. The pages from the trust document that
                                identify the trustees, or
                                2. A certification for trust
------------------------------- ----------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement accounts or to accounts managed by the Franklin Templeton Group.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the fund. Under the plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

/bullet/  obtain information about your account;

/bullet/ obtain price and performance information about any Franklin Templeton Fund;

/bullet/ exchange shares (within the same class) between identically registered Franklin Templeton Class I and Class II accounts; and

/bullet/ request duplicate statements and deposit slips for Franklin Templeton accounts.

You will need the code number for each class to use TeleFACTS(R). The code number is 414 for Class I and 514 for Class II.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

/bullet/ Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

/bullet/ Financial reports of the fund will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the fund's financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The fund and Distributors are also located at this address. Global Advisors is located at P.O. Box N-7759, Lyford Cay, Nassau, Bahamas. You may also contact us by phone at one of the numbers listed below.


                                                           HOURS OF OPERATION
                                                           (EASTERN TIME)
DEPARTMENT NAME                      TELEPHONE NO.         (MONDAY THROUGH FRIDAY)
Shareholder Services               1-800/632-2301          8:30 a.m. to 8:00 p.m.
Dealer Services                    1-800/524-4040          8:30 a.m. to 8:00 p.m.
Fund Information                   1-800/DIAL BEN          8:30 a.m. to 11:00 p.m.
                                   (1-800/342-5236)        9:30 a.m. to 5:30 p.m.
                                                            (Saturday)
Retirement Plan Services           1-800/527-2020          8:30 a.m. to 8:00 p.m.
Institutional Services             1-800/321-8563          9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)             1-800/851-0637          8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


PAGE


GLOSSARY

USEFUL TERMS AND DEFINITIONS

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I AND CLASS II - The fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DEPOSITARY RECEIPTS - Are certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy shares of the fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the fund's administrator

GLOBAL ADVISORS - Templeton Global Advisors Limited, the fund's investment manager

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRA - Individual retirement account or annuity qualified under section 408 of the Code


IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code


SIMPLE (Savings Incentive Match Plan for Employees) - An employer sponsored salary deferral plan established under section 408(p) of the Code


TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.







PAGE

                      TEMPLETON GLOBAL INFRASTRUCTURE FUND
                           CLASS I AND II PROSPECTUS

PAGE



PROSPECTUS & APPLICATION
TEMPLETON GLOBAL INFRASTRUCTURE FUND


AUGUST 1, 1998


INVESTMENT STRATEGY: GLOBAL GROWTH


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

The fund is a diversified series of Templeton Global Investment Trust (the "Trust"). To learn more about the fund and its policies, you may request a copy of the Trust's Statement of Additional Information ("SAI"), dated August 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



PAGE


TEMPLETON GLOBAL INFRASTRUCTURE FUND


August 1, 1998


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND

Expense Summary..........................................
Financial Highlights.....................................
How Does the Fund Invest Its Assets?.....................
What Are the Risks of Investing in the Fund?.............
Who Manages the Fund?....................................
How Does the Fund Measure Performance?...................
How Taxation Affects the Fund and Its Shareholders.......
How Is the Trust Organized?..............................


How Do I Buy Shares?.....................................
May I Exchange Shares for Shares of Another Fund?........
How Do I Sell Shares?....................................
What Distributions Might I Receive From the Fund?........
Transaction Procedures and Special Requirements..........
Services to Help You Manage Your Account.................
What If I Have Questions About My Account?...............

GLOSSARY

Useful Terms and Definitions.............................

100 Fountain Parkway
P.O. Box 33030
St. Petersburg
FL 33733-8030

1-800/DIAL BEN



PAGE


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the fund. It is based on the historical expenses of each class for the fiscal year ended March 31, 1998. The fund's actual expenses may vary.


A. SHAREHOLDER TRANSACTION EXPENSES+                        CLASS I   CLASS II
                                                            -------   --------
      Maximum Sales Charge (as a percentage
      of Offering Price)                                      5.75%       1.99%
         Paid at time of purchase                             5.75%++     1.00%+++
         Paid at redemption++++                               None        0.99%
      Exchange Fee (per transaction)*                        $5.00       $5.00

B. ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)

      Management Fees                                         0.75%       0.75%
      Rule 12b-1 Fees**                                       0.35%       1.00%
      Other Expenses                                          0.72%       0.72%
                                                             -----        -----
      Total Fund Operating Expenses                           1.82%       2.47%
                                                             =====        =====

C. EXAMPLE

      Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.


                        1 YEAR        3 YEARS     5 YEARS      10 YEARS
CLASS I                $ 75***         $111         $150         $259
CLASS II               $ 45            $ 86         $140         $288


      For the same Class II investment, you would pay projected expenses of $35 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class I shares.


+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Choosing a Share Class."


++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.


***Assumes a Contingent Deferred Sales Charge will not apply.


PAGE


FINANCIAL HIGHLIGHTS


This table summarizes the fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the fund's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call Fund Information.


                                                                               YEAR ENDED MARCH 31,
                                                            ---------------------------------------
                                                              1998       1997        1996        1995        1994+
                                                              ----       ----        ----        ----        -----
PER SHARE OPERATING PERFORMANCE - CLASS I
(For a share outstanding throughout the year)

Net Asset Value, beginning of year...................       $   11.54  $   10.04  $    9.43   $   10.01   $  10.00
                                                            ---------  ---------  ---------   ---------   --------
Income from investment operations:
  Net investment income..............................             .12        .17        .04         .07       .009
  Net realized and unrealized gains (losses).........            1.54       1.45       1.03        (.61)      .001
                                                            ---------  ---------  ---------   ---------   --------
Total from investment operations.....................            1.66       1.62       1.07        (.54)       .01
                                                            ---------  ---------  ---------   ---------   --------
Less distributions from:
  Net investment income..............................            (.18)      (.07)      (.05)       (.04)        --
  Net realized gains.................................            (.53)      (.05)      (.41)          --        --
                                                            ---------  ---------  ---------   ----------  --------
Total distributions..................................            (.71)      (.12)      (.46)       (.04)        --
                                                            ---------  ---------  ---------   ---------   --------
Net Asset Value, end of year.........................       $   12.49  $   11.54  $   10.04   $    9.43   $  10.01
                                                            =========  =========  =========   =========   ========
Total Return*........................................           15.00%     16.22%     11.79%      (5.41)%      .10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)......................       $  28,910  $  28,011   $ 21,590    $ 18,717    $   101
Ratios to average net assets:
  Expenses...........................................            1.82%      2.08%      2.32%       1.25%      1.25%**
  Expenses, excluding waiver and payments by
    affiliate........................................            1.82%      2.08%      2.37%       3.25%     32.02%**
  Net investment income..............................             .89%      1.59%       .40%       1.38%      1.89%**
Portfolio turnover rate..............................           27.26%     23.52%     38.22%       3.21%       --
Average commission rate paid***......................       $   .0062  $   .0015  $   .0083         --         --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
+For the period March 14, 1994 (commencement of operations) to March 31, 1994.


PAGE



                                                                         YEAR ENDED MARCH 31,
                                                                   1998        1997           1996+
                                                                   ----        ----           -----
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the year)

Net Asset Value, beginning of year........................        $ 11.46     $  9.99      $  9.73
                                                                  -------     -------      -------
Income from investment operations:
  Net investment income (loss)............................            .03         .11         (.02)
  Net realized and unrealized gains.......................           1.52        1.43          .73
                                                                  -------     -------      -------
Total from investment operations..........................           1.55        1.54          .71
                                                                  -------     -------      -------
Less distributions from:
  Net investment income...................................           (.11)       (.02)        (.04)
  Net realized gains......................................           (.53)       (.05)        (.41)
                                                                  -------     -------      -------
Total distributions.......................................           (.64)       (.07)        (.45)
                                                                  -------     -------      -------
Net Asset Value, end of year..............................        $ 12.37     $ 11.46      $  9.99
                                                                  =======     =======      =======
Total Return*.............................................          14.13%      15.48%        7.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................        $ 4,209     $ 2,844      $ 1,379
Ratios to average net assets:
  Expenses................................................           2.47%       2.73%        2.97%**
  Net investment income (loss)............................            .17%        .98%        (.88)%**
Portfolio turnover rate...................................          27.26%      23.52%       38.22%
Average commission rate paid***...........................        $ .0062     $ .0015      $ .0083

*Total return does not reflect sales commissions or the Contingent Deferred Sales Charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 1, 1995 (commencement of sales) to March 31, 1996.



PAGE


HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?


The investment goal of the fund is long-term capital growth. This goal is fundamental which means that it may not be changed without shareholder approval.

WHAT IS THE FUND'S INVESTMENT STRATEGY?

The fund tries to achieve its investment goal by a flexible policy of investing in the equity and debt securities of U.S. and foreign companies that are principally engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of any nation. Under normal market conditions, the fund will invest at least 65% of its total assets in issuers located in at least three countries (including the U.S.).

For purposes of the fund's investments, a company is "principally engaged in or related to the development, operation or rehabilitation of physical and social infrastructures" if at least 50% of its assets, gross income or net profits are attributable to activities related to the following industries, among others: communications; building materials; power generation; public utilities; distribution networks; toll road operation/development; steel/metals manufacturing; air/sea/land/rail transportation; rail/aircraft/seacraft manufacturing and rehabilitation; port ownership/operation; water utilities including waste water treatment facilities; industrial fabrication; bridge erection; heating/ventilation/air conditioning manufacturing and installation; manufacturing/ operation of pollution control equipment; operation of medical facilities; housing development/construction; operation of broadcast media; and manufacturing/operation/installation/maintenance of technology-related infrastructures such as local/wide-arc network software and other essential components in the movement of information. The definition would also include companies providing construction materials/equipment, or engineering/construction/contracting services, as would companies providing funding/expertise necessary for the completion of infrastructure projects.

Investment Counsel believes that the development of the physical and social infrastructures of world economies is essential for economic growth and must be undertaken by all countries to achieve and maintain competitive industrial bases. The evolving long-term international trend favoring more market-oriented economies challenges countries with developing markets to upgrade their national economies in order to compete in the international marketplace. Certain regions with underdeveloped infrastructures have experienced relatively high rates of economic growth in recent years. The development of the local infrastructures in these countries is a crucial element in their continued growth. For example, China, Hong Kong, Singapore, Taiwan, South Korea, Thailand, Malaysia, Indonesia and the Philippines have all made substantial, long-term commitments to the development of their infrastructures.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; warrants or rights. The fund's primary investments are in common stock.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are described more fully in the SAI.

The fund may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. At present, the fund does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined by the fund to be of comparable quality). Please see the SAI for more details on the risks associated with lower-rated securities.

DEPOSITARY RECEIPTS. The fund may also invest in American, European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

GENERAL. The fund may invest without percentage limitation in domestic or foreign securities. It expects to invest at least 65% of its total assets in securities listed on a recognized U.S. or foreign securities exchange or the NASDAQ system. The fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry. The fund may invest up to 15% of its total assets in illiquid securities, including up to 10% of its total assets in restricted securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Restricted securities are generally securities that are subject to restrictions on their transfer.

Please see the SAI for more details on the types of securities in which the fund invests.

WHAT ARE SOME OF THE FUND'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

TEMPORARY INVESTMENTS.

When Investment Counsel believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, for example, it may invest the fund's portfolio in a temporary defensive manner.

Under such circumstances, the fund may invest up to 100% of its total assets in money market securities denominated in the currency of any nation. These may include:

/BULLET/ securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities;

/BULLET/ short-term time deposits with banks;

/BULLET/ repurchase agreements with banks and broker-dealers;

/BULLET/ finance company and corporate commercial paper, and other short-term corporate obligations, rated A by S&P or Prime-1 by Moody's or, if unrated, determined by the Fund to be of comparable quality.

REPURCHASE AGREEMENTS.
The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

OPTIONS ON SECURITIES AND SECURITIES INDICES.
The fund may buy and sell options on securities and securities indices to earn additional income and/or to help protect its portfolio against market and/or exchange rate movements, although it presently has no intention of doing so. An option on a security is a contract that allows the buyer of the option the right to buy or sell a specific security at a stated price during the option's term. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund will limit the sale of options on its securities to 15% or less of its total assets. The fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS.
Because the fund may buy securities which are valued in currencies other than the U.S. dollar, it may take steps to help protect its portfolio against adverse changes in foreign currency exchange rates. To do this, the fund may (1) buy and sell foreign currency at the prevailing rate in the foreign currency exchange market; (2) enter into forward foreign currency contracts which are agreements to buy or sell a specific currency at a set price on a future date (generally within one year); and (3) buy and sell put and call options on foreign currencies.

FUTURES CONTRACTS.
Changes in interest rates, securities prices or foreign currency valuations may affect the value of the fund's investments. To reduce its exposure to these factors, the fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of these contracts. A financial futures contract is an agreement to buy or sell a specific security or commodity at a specified future date and price. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specific amount of a currency for a set price on a future date. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options.

SECURITIES LENDING.
To generate additional income, the fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 33 1/3% of the value of the fund's total assets measured at the time of the most recent loan. For each loan the fund must receive in return collateral with a value at least equal to 100% of the current market value of the loaned securities.

SHORT-TERM TRADING AND PORTFOLIO TURNOVER.
The fund invests for long-term capital growth and does not intend to emphasize short-term trading profits. It is anticipated, therefore, that the fund's annual portfolio turnover rate generally will be below 50%; although this rate may be higher or lower, in relation to market conditions. A portfolio turnover rate of less than 50% means that in a one year period, less than one-half of the fund's portfolio is changed.

OTHER POLICIES AND RESTRICTIONS.
The fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the fund's investment policies, including those described above, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


GENERAL RISK.
There is no assurance that the fund's investment goal will be met. The fund will seek to spread investment risk by diversifying its investments but the possibility of losses remains. Generally, if the securities owned by the fund increase in value, the value of the shares of the fund which you own will increase. Similarly, if the securities owned by the fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the fund.

FOREIGN SECURITIES RISK.
The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the fund may invest, such as Russia and certain Asian and Eastern European countries, are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody. The fund may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. For more information on the risks associated with emerging markets securities, please see the SAI.

MARKET, CURRENCY, AND INTEREST RATE RISK.
General market movements in any country where the fund has investments are likely to affect the value of the securities which the fund owns in that country and the fund's share price may also be affected. The fund's investments may be denominated in foreign currencies so that changes in foreign currency exchange rates will also affect the value of what the fund owns, and thus the price of its shares. To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the value of a debt security to decrease, having a negative effect on the value of the fund's shares. Of course, individual and worldwide stock markets, interest rates and currency valuations have both increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

CREDIT AND ISSUER RISK.
The fund's investments in debt securities involve credit risk. This is the risk that the issuer of a debt security will be unable to make principal and interest payments in a timely manner and the debt security will go into default. The fund may invest up to 5% of its total assets in defaulted debt securities. The purchase of defaulted debt securities involves significant additional risks, such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

DERIVATIVE SECURITIES RISK.
Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Option transactions, foreign currency exchange transactions and futures contracts are considered derivative investments. To the extent the fund enters into these transactions, their success will depend upon Investment Counsel's ability to predict pertinent market movements. These securities are subject to the risk that the other party to the transaction may fail to perform, resulting in losses to the fund.

WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations. The Board also monitors the fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Investment Counsel manages the fund's assets and makes its investment decisions. Investment Counsel also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Investment Counsel and its affiliates manage over $243 billion in assets. The Templeton organization has been investing globally since 1940. Investment Counsel and its affiliates have offices in Argentina, Australia, Bahamas, Bermuda, Brazil, the British Virgin Islands, Canada, China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Switzerland, Taiwan, United Kingdom, U.S. and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.

PORTFOLIO MANAGEMENT. The fund's lead portfolio manager since 1995 is Gary R. Clemons. Mr. Clemons is a Senior Vice President of Investment Counsel. He holds a BS from the University of Nevada - Reno and an MBA from the University of Wisconsin - Madison. He joined Investment Counsel in 1993. Prior to that time he was a research analyst at Templeton Quantitative Advisors, Inc. in New York, where he was also responsible for management of a small capitalization fund. As a portfolio manager and research analyst with Templeton, Mr. Clemons has responsibility for the telecommunications industry and country coverage of Colombia and Peru.

Tucker Scott and Peter A. Nori have secondary portfolio management responsibilities for the fund. Mr. Scott is currently a portfolio manager and research analyst with Investment Counsel. He holds an MBA in finance from the Amos Tuck School of Business at Dartmouth College, and a BA in history from the University of Virginia. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. Before joining the Templeton organization in 1996 as a research analyst, Mr. Scott worked for Aeltus Investment Management, an investment management group in Hartford, Connecticut, where his industry coverage included telecommunications equipment and financial services (1994-1996). Before joining Aeltus Investment Management, Mr. Scott was an analyst and portfolio manager at Portola Group, an investment advisory firm, in Menlo Park, California (1991-1993). His current research responsibilities include coverage of small capitalization stocks in North and South America, as well as coverage of Brazilian telecommunications. Mr. Nori is a Vice President of Investment Counsel. He holds a BS in finance and an MBA with an emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. Mr. Nori completed Franklin's management training program before moving into portfolio research in 1990 as an equity analyst and co-portfolio manager of the Franklin Convertible Securities Fund. He joined the Templeton organization in January of 1994. As a portfolio manager and research analyst, Mr. Nori currently manages several separate accounts and mutual funds, and a variable annuity product. He has global research responsibilities for the steel and data processing industries, and country coverage of Austria.

MANAGEMENT FEES. During the fiscal year ended March 31, 1998, management fees totaling 0.75% of the average daily net assets of the fund were paid to Investment Counsel. Total expenses, including fees paid to Investment Counsel, were 1.82% for Class I and 2.47% for Class II.

PORTFOLIO TRANSACTIONS. Investment Counsel tries to obtain the best execution on all transactions. If Investment Counsel believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the Trust. During the fiscal year ended March 31, 1998, administration fees totaling 0.15% of the average daily net assets of the fund were paid to FT Services. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS

Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.


Payments by the fund under the Class I plan may not exceed 0.35% per year of Class I's average daily net assets. Expenses not reimbursed in any quarter may be reimbursed in future quarters or years. This includes expenses not reimbursed because they exceeded the applicable limit under the plan. As of March 31, 1998, expenses under the Class I plan that may be reimbursable in future quarters or years totaled $1,303,618, or 4.51% of Class I's net assets. During the first year after certain Class I purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.


Under the Class II plan, the fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the fund advertises its performance. A commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX THEY ARE DISCUSSED IN THE SAI.


TAXATION OF THE FUND'S INVESTMENTS. The fund invests your money in the stocks, bonds and other securities that are described in the section "How Does the Fund Invest Its Assets?" Special tax rules may apply in determining the income and gains that the fund earns on its investments. These rules may, in turn, affect the amount of distributions that the fund pays to you. These special tax rules are discussed in the SAI.

TAXATION OF THE FUNDS. As a series of a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

HOW DOES THE FUND EARN INCOME AND GAINS?

THE FUND EARNS DIVIDENDS AND INTEREST (THE FUND'S "INCOME") ON ITS INVESTMENTS. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS HIGHER THAN IT PAID, IT HAS A GAIN. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS LOWER THAN IT PAID, IT HAS A LOSS. IF THE FUND HAS HELD THE SECURITY FOR MORE THAN ONE YEAR, THE GAIN OR LOSS WILL BE A LONG-TERM CAPITAL GAIN OR LOSS. IF THE FUND HAS HELD THE SECURITY FOR ONE YEAR OR LESS, THE GAIN OR LOSS WILL BE A SHORT-TERM CAPITAL GAIN OR LOSS. THE FUND'S GAINS AND LOSSES ARE NETTED TOGETHER, AND, IF THE FUND HAS A NET GAIN (THE FUND'S "GAINS"), THAT GAIN WILL GENERALLY BE DISTRIBUTED TO YOU.

FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the fund's distributions to you, but, depending upon the amount of the fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return. The fund may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause the fund to pay income taxes and interest charges. If possible, the fund will adopt strategies to avoid PFIC taxes and interest charges.

TAXATION OF SHAREHOLDERS.


DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. The fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain. The remainder of the capital gain distribution represents 20% rate gain.

WHAT IS A DISTRIBUTION?
AS A SHAREHOLDER, YOU WILL RECEIVE YOUR SHARE OF THE FUND'S INCOME AND GAINS ON ITS INVESTMENTS IN STOCKS, BONDS AND OTHER SECURITIES. THE FUND'S INCOME AND SHORT TERM CAPITAL GAINS ARE PAID TO YOU AS ORDINARY DIVIDENDS. THE FUND'S LONG-TERM CAPITAL GAINS ARE PAID TO YOU AS CAPITAL GAIN DISTRIBUTIONS. IF THE FUND PAYS YOU AN AMOUNT IN EXCESS OF ITS INCOME AND GAINS, THIS EXCESS WILL GENERALLY BE TREATED AS A NON-TAXABLE DISTRIBUTION. THESE AMOUNTS, TAKEN TOGETHER, ARE WHAT WE CALL THE FUND'S DISTRIBUTIONS TO YOU.


DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the fund's distributions will qualify for the corporate dividends-received deduction.


REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your shares in the fund for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange fund shares held for 90 days or less and pay no sales charge, or a reduced sales charge, for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the fund within 30 days before or after your redemption or exchange.

WHAT IS A REDEMPTION?
A REDEMPTION IS A SALE BY YOU TO THE FUND OF SOME OR ALL OF YOUR SHARES IN THE FUND. THE PRICE PER SHARE YOU RECEIVE WHEN YOU REDEEM FUND SHARES MAY BE MORE OR LESS THAN THE PRICE AT WHICH YOU PURCHASED THOSE SHARES. AN EXCHANGE OF SHARES IN THE FUND FOR SHARES OF ANOTHER FRANKLIN TEMPLETON FUND IS TREATED AS A REDEMPTION OF FUND SHARES AND THEN A PURCHASE OF SHARES OF THE OTHER FUND. WHEN YOU REDEEM OR EXCHANGE YOUR SHARES, YOU WILL GENERALLY HAVE A GAIN OR LOSS, DEPENDING UPON WHETHER THE AMOUNT YOU RECEIVE FOR YOUR SHARES IS MORE OR LESS THAN YOUR COST OR OTHER BASIS IN THE SHARES. CALL FUND INFORMATION FOR A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK IF YOU NEED MORE INFORMATION ON CALCULATING THE GAIN OR LOSS ON THE REDEMPTION OR EXCHANGE OF YOUR SHARES.

U.S. GOVERNMENT AND STATE OBLIGATION INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. Investments in state and local obligations may also qualify for tax-free treatment. The fund will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.

FOREIGN TAXES. If more than 50% of the value of the fund's assets consist of foreign securities, the fund may elect to pass-through to you the amount of foreign taxes it paid. If the fund makes this election, your year-end statement will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. Your year-end statement, showing the amount of deduction or credit available to you, will be distributed to you in January along with other shareholder information records including your fund's IRS Form 1099-DIV.

The 1997 Act includes a provision that allows you to claim these credits directly on your income tax return (IRS Form 1040) and eliminates the previous requirement that you complete a detailed supporting form. To qualify, you must have $600 or less in joint return foreign taxes ($300 or less on a single return), all of which are reported to you on IRS Form 1099-DIV or qualifies as passive investment-type income if received from other sources. THIS SIMPLIFIED PROCEDURE APPLIES ONLY FOR CALENDAR YEARS 1998 AND BEYOND, AND IS NOT AVAILABLE IN 1997.

WHAT IS A FOREIGN TAX CREDIT? A FOREIGN TAX CREDIT IS A TAX CREDIT FOR THE AMOUNT OF TAXES IMPOSED BY A FOREIGN COUNTRY ON EARNINGS OF THE FUND. WHEN A FOREIGN COMPANY IN WHICH THE FUND INVESTS PAYS A DIVIDEND TO THE FUND, THE DIVIDEND WILL GENERALLY BE SUBJECT TO A WITHHOLDING TAX. THE TAXES WITHHELD IN FOREIGN COUNTRIES CREATE CREDITS THAT YOU MAY USE TO OFFSET YOUR U.S. FEDERAL INCOME TAX.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.


BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. The fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

WHAT IS A BACKUP WITHHOLDING?
BACKUP WITHHOLDING OCCURS WHEN THE FUND IS REQUIRED TO WITHHOLD AND PAY OVER TO THE IRS 31% OF YOUR DISTRIBUTIONS AND REDEMPTION PROCEEDS. YOU CAN AVOID BACKUP WITHHOLDING BY PROVIDING THE FUND WITH YOUR TIN, AND BY COMPLETING THE TAX CERTIFICATIONS ON YOUR SHAREHOLDER APPLICATION THAT YOU WERE ASKED TO SIGN WHEN YOU OPENED YOUR ACCOUNT. HOWEVER, IF THE IRS INSTRUCTS THE FUND TO BEGIN BACKUP WITHHOLDING, IT IS REQUIRED TO DO SO EVEN IF YOU PROVIDED THE FUND WITH YOUR TIN AND THESE TAX CERTIFICATIONS, AND BACKUP WITHHOLDING WILL REMAIN IN PLACE UNTIL THE FUND IS INSTRUCTED BY THE IRS THAT IT IS NO LONGER REQUIRED.


THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK, WHICH YOU MAY REQUEST BY CONTACTING FUND INFORMATION.


HOW IS THE TRUST ORGANIZED?


The fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware business trust on December 21, 1993, and is registered with the SEC. The fund offers two classes of shares: Templeton Global Infrastructure Fund - Class I and Templeton Global Infrastructure Fund - Class II. All shares outstanding before the offering of Class II shares are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


PAGE

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.  Read this prospectus carefully.

2. Determine how much you would like to invest. The fund's minimum investments are:

    /bullet/  To open a regular, non-retirement account        $1,000
    /bullet/  To open an IRA, IRA Rollover, Roth IRA,
              or Education IRA                                 $250*
    /bullet/  To open a custodial account for a minor
              (an UGMA/UTAM account)                           $100
    /bullet/  To open an account with an automatic
              investment plan                                  $50**
    /bullet/  To add to an account                             $50***

     *For all other retirement accounts, there is no minimum investment requirement.
     **$25 for an Education IRA.
     ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

     We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL AUTOMATICALLY INVEST YOUR PURCHASE IN CLASS I SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.   Make your investment using the table below.


PAGE


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                For an initial investment:
                                          Return the application to the fund
                                          with your check made payable to the
                                          fund.

                                       For additional investments:
                                           Send a check made payable to the
                                           fund. Please include your account
                                           number on the check.
-------------------------------------- ---------------------------------------
BY WIRE                                1. Call Shareholder Services or, if that
                                          number is busy, call 1-650/312-2000
                                          collect, to receive a wire control
                                          number and wire  instructions. You
                                          need a new wire control number every
                                          time you wire money into your account.
                                          If you do not have a currently
                                          effective wire control number, we will
                                          return the money to the bank, and we
                                          will not credit the purchase to your
                                          account.

                                       2. For an initial investment you must
                                          also return your signed shareholder
                                          application to the fund.

                                       IMPORTANT DEADLINES: If we receive your
                                       call before 4:00 p.m. Eastern time and
                                       the bank receives the wired funds and
                                       reports the receipt of wired funds to the
                                       fund by 6:00 p.m. Eastern time, we will
                                       credit the purchase to your account that
                                       day. If we receive your call after 4:00
                                       p.m. or the bank receives the wire after
                                       6:00 p.m., we will credit the purchase to
                                       your account the following business day.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and length of time you expect to invest. Generally, Class I shares may be more attractive for long-term investors or investors who qualify to buy Class I shares at a reduced sales charge. Your financial representative can help you decide.


                  CLASS I                                                    CLASS II

/bullet/  Higher front-end sales charges than        /bullet/  Lower front-end sales charges than
          Class II shares. There are several                   Class I shares
          ways to reduce these charges, as
          described below. There is no front-end
          sales charge for purchases of $1
          million or more.*

/bullet/  Contingent Deferred Sales Charge on        /bullet/  Contingent Deferred Sales Charge on
          purchases of $1 million or more sold                 purchases  sold within 18 months
          within one year

/bullet/  Lower annual expenses than Class II        /bullet/  Higher annual expenses than Class
          shares                                               I shares

*If you are investing $1 million or more, it is generally more beneficial for you to buy Class I shares because there is no front-end sales charge and the annual expenses are lower. Therefore, ANY PURCHASE OF $1 MILLION OR MORE IS AUTOMATICALLY INVESTED IN CLASS I SHARES. You may accumulate more than $1 million in Class II shares through purchases over time. If you plan to do this, however, you should determine if it would be better for you to buy Class I shares through a Letter of Intent.


PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.


                                            TOTAL SALES CHARGE
                                            AS A PERCENTAGE OF        AMOUNT PAID TO
                                        -------------------------     DEALER AS A
AMOUNT OF PURCHASE                      OFFERING       NET AMOUNT     PERCENTAGE OF
AT OFFERING PRICE                       PRICE           INVESTED      OFFERING PRICE
CLASS I
Under $50,000                              5.75%         6.10%          5.00%
$50,000 but less than $100,000             4.50%         4.71%          3.75%
$100,000 but less than $250,000            3.50%         3.63%          2.80%
$250,000 but less than $500,000            2.50%         2.56%          2.00%
$500,000 but less than $1,000,000          2.00%         2.04%          1.60%
$1,000,000 or more*                        None          None           None

CLASS II
Under $1,000,000*                          1.00%         1.01%         1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Choosing a Share Class."


SALES CHARGE REDUCTIONS AND WAIVERS

     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

/bullet/ You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

/bullet/ You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

/bullet/ Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

/bullet/ Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

/bullet/  Was formed at least six months ago,

/bullet/  Has a purpose other than buying fund shares at a discount,

/bullet/  Has more than 10 members,

/bullet/ Can arrange for meetings between our representatives and group members,

/bullet/ Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

/bullet/ Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

/bullet/ Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased Class I shares of the fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class I shares only, except for items 1 and 2 which also apply to Class II purchases.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the SAME CLASS of shares. Certain exceptions apply, however, to Class II shareholders who chose to reinvest their distributions in Class I shares of the fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class I shares of the fund.

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund if you originally paid a sales charge on the shares and you reinvest the money in the SAME CLASS of shares. This waiver does not apply to exchanges.

         If you paid a Contingent Deferred Sales Charge when you redeemed your shares from a Franklin Templeton Fund, a Contingent Deferred Sales Charge will apply to your purchase of fund shares and a new Contingency Period will begin. We will, however, credit your fund account with additional shares based on the Contingent Deferred Sales Charge you paid and the amount of redemption proceeds that you reinvest.

         If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

3. Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

         If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

6. Distributions from an existing retirement plan invested in the Franklin Templeton Funds

Various individuals and institutions also may buy Class I shares without a front-end sales charge or Contingent Deferred Sales Charge, including:

1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment is $250.

4. Registered Securities Dealers and their affiliates, for their investment accounts only

5. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

6. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

7. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

8.       Accounts managed by the Franklin Templeton Group

9. Certain unit investment trusts and their holders reinvesting distributions from the trusts

10.      Group annuity separate accounts offered to retirement plans

11. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLEs or SEPs must also meet the requirements described under "Group Purchases - Class I Only" above to be able to buy Class I shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by the fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

Any retirement plan that does not meet the requirements to buy Class I shares without a front-end sales charge and that was a shareholder of the fund on or before February 1, 1995, may buy shares of the fund subject to a maximum sales charge of 4% of the Offering Price, 3.2% of which will be retained by Securities Dealers.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

1.   Class II purchases - up to 1% of the purchase price.

2.   Class I purchases of $1 million or more - up to 1% of the amount invested.


3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.


4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


PAGE



-------------------------------------- ----------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions
                                       2. Include any outstanding share
                                          certificates for the shares you want
                                          to exchange
-------------------------------------- ---------------------------------------
BY PHONE                               Call Shareholder Services or TeleFACTS(R)

                                          If you do not want the ability to
                                          exchange by phone to apply to your
                                          account, please let us know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- --------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund.

For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.

If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class II shares for shares of Money Fund II, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


/bullet/ You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


/bullet/ You may only exchange shares within the SAME CLASS, except as noted below.

/bullet/ The accounts must be identically registered. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

/bullet/ Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.

/bullet/ The fund you are exchanging into must be eligible for sale in your state.

/bullet/ We may modify or discontinue our exchange policy if we give you 60 days' written notice.

/bullet/ Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request, (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the fund at Net Asset Value.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions.
                                       If you would like your redemption
                                       proceeds wired to a bank account, your
                                       instructions should include:


                                       /bullet/ The name, address and telephone
                                                number of the bank where you
                                                want the proceeds sent

                                       /bullet/ Your bank account number

                                       /bullet/ The Federal Reserve ABA routing
                                                number

                                       /bullet/ If you are using a savings and
                                                loan or credit union, the name
                                                of the corresponding bank and
                                                the account number

                                       2. Include any outstanding share
                                       certificates for the shares you are
                                       selling

                                       3. Provide a signature guarantee if
                                       required

                                       4. Corporate, partnership and trust
                                       accounts may need to send additional
                                       documents. Accounts under court
                                       jurisdiction may have other requirements.


-------------------------------------- ----------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                                       Telephone requests will be accepted:

                                       /bullet/ If the request is $50,000 or
                                                less. Institutional accounts may
                                                exceed $50,000 by completing a
                                                separate agreement. Call
                                                Institutional Services to
                                                receive a copy.
                                       /bullet/ If there are no share
                                                certificates issued for the
                                                shares you want to sell or you
                                                have already returned them to
                                                the fund
                                       /bullet/ Unless you are selling shares in
                                                a Trust Company retirement plan
                                                account
                                       /bullet/ Unless the address on your
                                                account was changed by phone
                                                within the last 15 days

                                                If you do not want the ability
                                                to redeem by phone to apply to
                                                your account, please let us
                                                know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.

CONTINGENT DEFERRED SALES CHARGE

For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:


/bullet/  Account fees


/bullet/ Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

/bullet/ Redemptions by the fund when an account falls below the minimum required account size

/bullet/  Redemptions following the death of the shareholder or beneficial owner


/bullet/ Redemptions through a systematic withdrawal plan set up before February 1, 1995

/bullet/ Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.

/bullet/ Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy


/bullet/  Tax-free returns of excess contributions from employee benefit plans

/bullet/ Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

/bullet/ Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


Distributions may be reinvested only in the SAME CLASS of shares, except as follows: (i) Class II shareholders who chose to reinvest their distributions in Class I shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class II shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED


The fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

/bullet/  Your name,

/bullet/  The fund's name,

/bullet/  The class of shares,

/bullet/  A description of the request,

/bullet/  For exchanges, the name of the fund you are exchanging into,

/bullet/  Your account number,

/bullet/  The dollar amount or number of shares, and

/bullet/ A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

------------------------------- ---------------------------------------------
TYPE OF ACCOUNT                 DOCUMENTS REQUIRED
------------------------------- ---------------------------------------------
CORPORATION                     Corporate Resolution
------------------------------- ---------------------------------------------
PARTNERSHIP                     1. The pages from the partnership agreement that
                                identify the general partners, or
                                2. A certification for a partnership agreement
------------------------------- ----------------------------------------------
TRUST                           1. The pages from the trust document that
                                identify the trustees, or
                                2. A certification for trust
------------------------------- ----------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the fund. Under the plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

/bullet/  obtain information about your account;

/bullet/ obtain price and performance information about any Franklin Templeton Fund;

/bullet/ exchange shares (within the same class) between identically registered Franklin Templeton Class I and Class II accounts; and

/bullet/ request duplicate statements and deposit slips for Franklin Templeton accounts.

You will need the code number for each class to use TeleFACTS(R). The code number is 413 for Class I and 513 for Class II.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

/bullet/ Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

/bullet/ Financial reports of the fund will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the fund's financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The fund and Distributors are also located at this address. Investment Counsel is located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. You may also contact us by phone at one of the numbers listed below.


                                                           HOURS OF OPERATION
                                                           (EASTERN TIME)
DEPARTMENT NAME                      TELEPHONE NO.         (MONDAY THROUGH FRIDAY)
Shareholder Services               1-800/632-2301          8:30 a.m. to 8:00 p.m.
Dealer Services                    1-800/524-4040          8:30 a.m. to 8:00 p.m.
Fund Information                   1-800/DIAL BEN          8:30 a.m. to 11:00 p.m.
                                   (1-800/342-5236)        9:30 a.m. to 5:30 p.m.
                                                            (Saturday)
Retirement Plan Services           1-800/527-2020          8:30 a.m. to 8:00 p.m.
Institutional Services             1-800/321-8563          9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)             1-800/851-0637          8:30 a.m. to 8:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


PAGE


GLOSSARY

USEFUL TERMS AND DEFINITIONS

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I AND CLASS II - The fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DEPOSITARY RECEIPTS - are certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy shares of the fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the fund's administrator

INVESTMENT COUNSEL - Templeton Investment Counsel, Inc., the fund's investment manager

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRA - Individual retirement account or annuity qualified under section 408 of the Code


IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code


SIMPLE (Savings Incentive Match Plan for Employees) - An employer sponsored salary deferral plan established under section 408(p) of the Code


TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.






PAGE

                 TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
                                   PROSPECTUS

PAGE


PROSPECTUS & APPLICATION
TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND


AUGUST 1, 1998


INVESTMENT STRATEGY: GLOBAL INCOME


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

The fund is a non-diversified series of Templeton Global Investment Trust (the "Trust"). To learn more about the fund and its policies, you may request a copy of the Trust's Statement of Additional Information ("SAI"), dated August 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE FUND MAY INVEST UP TO 100% OF ITS NET ASSETS IN NON-INVESTMENT GRADE BONDS. THESE ARE COMMONLY KNOWN AS "JUNK BONDS." THEIR DEFAULT AND OTHER RISKS ARE GREATER THAN THOSE OF HIGHER RATED SECURITIES. YOU SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING IN THE FUND. PLEASE SEE "WHAT ARE THE RISKS OF INVESTING IN THE FUND?"

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



PAGE


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


PAGE


TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND


August 1, 1998


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary..........................................
Financial Highlights.....................................
How Does the Fund Invest Its Assets?.....................
What Are the Risks of Investing in the Fund?.............
Who Manages the Fund?....................................
How Does the Fund Measure Performance?...................
How Taxation Affects the Fund and Its Shareholders.......
How Is the Trust Organized?..............................

ABOUT YOUR ACCOUNT
How Do I Buy Shares?.....................................
May I Exchange Shares for Shares of Another Fund?........
How Do I Sell Shares?....................................
What Distributions Might I Receive From the Fund?........
Transaction Procedures and Special Requirements..........
Services to Help You Manage Your Account.................
What If I Have Questions About My Account?...............

GLOSSARY
Useful Terms and Definitions.............................

APPENDIX
Description of Ratings...................................

100 Fountain Parkway
P.O. Box 33030
St. Petersburg
FL 33733-8030

1-800/DIAL BEN



PAGE


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses, for the fiscal year ended March 31, 1998. The fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+
      Maximum Sales Charge Imposed on Purchases
      (as a percentage of Offering Price)                   4.25%++
      Deferred Sales Charge                                 None+++
      Exchange Fee (per transaction)                        $5.00*

B. ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      Management Fees (after fee waiver)                    0.00%**
      Rule 12b-1 Fees                                       0.33%***
      Other Expenses (after fee waiver)                     0.92%**
                                                            -----
      Total Fund Operating Expenses (after
      fee waivers)                                          1.25%**
                                                            =====
C. EXAMPLE

      Assume the fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.

           1 YEAR          3 YEARS        5 YEARS        10 YEARS
           $55****          $80            $108            $187


      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more.
+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy shares without a front-end sales charge. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**For the period shown, Investment Counsel had agreed in advance to waive its management fees and FT Services had agreed to limit its administration fees. Without these reductions, management fees would have been 0.60%, other expenses would have been 0.96% and total fund operating expenses would have been 1.89%. After July 31, 1999, this arrangement may end at any time upon notice to the Board.
***These fees may not exceed 0.35%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

****Assumes a Contingent Deferred Sales Charge will not apply.


PAGE


FINANCIAL HIGHLIGHTS


This table summarizes the fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the fund's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call Fund Information.


                                                                                YEAR ENDED MARCH 31,
                                                            ----------------------------------------
                                                                1998            1997            1996           1995+
                                                                ----            ----            ----           ----
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net Asset Value, beginning of year...................       $   10.64      $  10.20        $    9.59       $  10.00
                                                            ---------      --------        ---------       --------
Income from investment operations:
  Net investment income..............................             .73           .74              .75             .30
  Net realized and unrealized gains
    (losses).........................................             .68           .85              .71            (.43)
                                                            ---------      --------           ------          ------
Total from investment operations.....................            1.41          1.59             1.46            (.13)
                                                            ---------      --------           ------          ------
Less distributions from:
  Net investment income..............................            (.72)         (.77)            (.69)           (.28)
  Net realized gains.................................            (.65)         (.38)            (.16)              --
                                                            ---------      --------           ------          -------
Total distributions..................................           (1.37)        (1.15)            (.85)           (.28)
                                                            ---------      --------           ------          ------
Net Asset Value, end of year.........................       $   10.68      $  10.64        $   10.20       $    9.59
                                                            =========      ========        =========       =========
Total Return*........................................           14.21%        16.23%           15.49%          (1.33)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)......................       $ 14,973       $  5,627        $   3,540       $   2,826
Ratios to average net assets:
  Expenses...........................................            1.25%         1.25%            1.25%           1.25%**
  Expenses, excluding waiver and payments
    by affiliate.....................................            1.89%         2.79%            4.98%           6.49%**
  Net investment income..............................            7.11%         7.16%            7.47%           5.07%**
Portfolio turnover rate..............................           70.79%       275.02%          163.57%             --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period June 27, 1994 (commencement of operations) to March 31, 1995.



PAGE


HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?


The investment goal of the fund is to provide a high level of current income, with total return as a secondary goal. This goal is fundamental which means that it may not be changed without shareholder approval.

WHAT IS THE FUND'S INVESTMENT STRATEGY?

The fund tries to achieve its investment goal by investing, under normal market conditions, at least 65% of its total assets in fixed-income securities, including debt securities and mortgage-backed and asset-backed securities, issued or guaranteed by government entities of western hemisphere countries (located in north, south and central america and the surrounding waters).Up to 35% of the fund's total assets may be invested in securities issued by corporations and financial institutions located in the western hemisphere.

The fund will allocate assets based upon the investment managers' assessment of changing market, political and economic conditions. The investment managers will consider various factors, including their evaluation of interest and currency exchange rate changes and credit risks.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; bankers' acceptances; and structured investments which are described more fully in the SAI.

The fund may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. Non-investment grade securities are those rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined by the fund to be of comparable quality. Commonly referred to as "junk bonds", the fund may invest up to 100% of its total assets in these non-investment grade securities.

INDEXED OR CURRENCY-LINKED SECURITIES. In selecting debt securities, the fund may include obligations which have been indexed to foreign currency exchange rates. Indexed obligations generally provide that at maturity the principal amount is adjusted up or down (but not below zero) to reflect fluctuations in the exchange rate between two currencies during the period the obligation was outstanding. In selecting the two currencies, the Investment Managers will consider the correlation and relative yields of various currencies

BRADY BONDS. The fund may invest a portion of its assets in certain debt securities referred to as "Brady Bonds." These are public-issue, mostly U.S. dollar denominated bonds, of developing countries that are created through an exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring plan introduced by former U.S. Treasury Secretary, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries to date including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, the Dominican Republic, Ecuador, Ivory Coast, Jordan, the former Yugoslav Republic of Macedonia, Mexico, Nigeria, Panama, Peru, the Philippines, Poland, Russia, Slovenia, Uruguay, Venezuela, and Vietnam (collectively, the "Brady Countries").

Brady Bonds, if collateralized, are done so by U.S. Treasury zero coupon bonds to ensure principal. Since many of the Brady Bonds have been issued relatively recently, they do not have a long payment history.

In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are generally considered speculative. In addition, many Brady Bonds currently are rated below investment grade.

OTHER DEBT SECURITIES OF GOVERNMENT ENTITIES. The fund may invest in restructured external debt that has not undergone a Brady-style debt exchange, and internal government debt such as Mexican Treasury Bills known as Certificados de Tesoreria ("CETES"), Argentine Bonos del Tesors ("BOTE") and Bonos de Inversion y Crecimiento-Quinta Serie ("BIC V"), and Venezuelan zero coupon notes.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The fund may invest without limit in mortgage-backed securities issued or guaranteed by government entities. It may invest up to 35% of its total assets in privately issued mortgage-backed and asset-backed securities.

Mortgage-backed securities represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings or other real estate. These mortgage loans may have either fixed or adjustable interest rates. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. The fund will focus on mortgage-backed securities issued or guaranteed by the U.S.. government, its agencies or instrumentalities. The payment of interest and principal on securities issued by U.S. government agencies generally is guaranteed either by the full faith and credit of the U.S. government or by the credit of the agency. The guarantee applies only to the timely repayment of principal and interest and not to the market prices and yields of the securities or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions. The fund may also invest in collateralized mortgage obligations, which are described in the sai.

STRIPPED MORTGAGE-BACKED SECURITIES. The fund may invest up to 25% of its total assets in these securities. A stripped mortgage-backed security is usually structured with two classes, each receiving different proportions of the interest and principal payments on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest- only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The fund may combine IOs with LIBOR-based inverse floaters. (LIBOR being the london interbank offered rate). These are floating rate instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to changes in LIBOR.

ASSET-BACKED SECURITIES are securities backed by credit card receivables, automobile, mobile home and recreational vehicle loans and leases, and other receivables.

GENERAL. The fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry. The fund may invest up to 15% of its total assets in illiquid securities, including up to 10% of its total assets in restricted securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Restricted securities are generally securities that are subject to restrictions on their transfer.

Please see the SAI for more details on the types of securities in which the fund invests.

WHAT ARE SOME OF THE FUND'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

TEMPORARY INVESTMENTS.
When the Investment Manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, for example, it may invest the fund's portfolio in a temporary defensive manner.

Under such circumstances, the fund may invest up to 100% of its total assets in money market securities denominated in the currency of any nation. These may include:

/bullet/ short-term (maturities of less than 12 months) and medium-term (maturities up to 5 years) securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities;

/bullet/ finance company and corporate commercial paper, and other short-term corporate obligations, rated A by S&P or Prime-1 by Moody's or, if unrated, determined by the fund to be of comparable quality;

/bullet/ bank obligations (including CDs, time deposits and bankers' acceptances; and

/bullet/  repurchase agreements with banks and broker-dealers.

REPURCHASE AGREEMENTS.
The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

OPTIONS ON SECURITIES AND SECURITIES INDICES.
The fund may buy and sell options on securities and securities indices to earn additional income and/or to help protect its portfolio against market and/or exchange rate movements, although it presently has no intention of doing so. An option on a security is a contract that allows the buyer of the option the right to buy or sell a specific security at a stated price during the option's term. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund will limit the sale of options on its securities to 15% or less of its total assets. The fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS.
Because the fund may buy securities which are valued in currencies other than the U.S. dollar, it make take steps to help protect its portfolio against adverse changes in foreign currency exchange rates. To do this, the fund may (1) buy and sell foreign currency at the prevailing rate in the foreign currency exchange market; (2) enter into forward foreign currency contracts which are agreements to buy or sell a specific currency at a set price on a future date (generally within one year); and (3) buy and sell put and call options on foreign currencies.

FUTURES CONTRACTS.
Changes in interest rates, securities prices or foreign currency valuations may affect the value of the fund's investments. To reduce its exposure to these factors, the fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of these contracts. A financial futures contract is an agreement to buy or sell a specific security or commodity at a specified future date and price. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specific amount of a currency for a set price on a future date. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options.

SECURITIES LENDING.
To generate additional income, the fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 33 1/3% of the value of the fund's total assets measured at the time of the most recent loan. For each loan the fund must receive in return collateral with a value at least equal to 100% of the current market value of the loaned securities.

SHORT-TERM TRADING AND PORTFOLIO TURNOVER.
The fund anticipates that it's annual portfolio turnover rate generally will be below 300%; although this rate may be higher or lower, in relation to market conditions. The fund's portfolio turnover rate for the fiscal year ended March 31, 1998 was 70.79%. As a result of its sensitivity to U.S. Treasury price movements, the emerging market debt of the Latin American countries in which the Fund is invested experienced rate volatility during this period. In response, the Investment Managers adjusted the overall duration of the fund's portfolio which resulted in a high turnover rate. High portfolio turnover increases transaction costs and may increase the amount of the fund's short-term capital gain, which is taxed as ordinary income when distributed to shareholders.

DIVERSIFICATION.
Diversification involves limiting the amount of money invested in any one issuer to help reduce the risks of investment. Non-diversified funds may invest a greater portion of their assets in the securities of one issuer than diversified funds. Economic, business, political or other changes can affect all securities of a similar type. A non-diversified fund may be more sensitive to these changes. The fund is a non-diversified fund although it intends to meet certain diversification requirements for tax purposes.

OTHER POLICIES AND RESTRICTIONS.
The fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the fund's investment policies, including those described above, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


GENERAL RISK.
There is no assurance that the fund's investment goal will be met. The fund will seek to spread investment risk by diversifying its investments but the possibility of losses remains. Generally, if the securities owned by the fund increase in value, the value of the shares of the fund which you own will increase. Similarly, if the securities owned by the fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the fund.

SOVEREIGN DEBT RISK.
The debt securities ("sovereign debt") issued or guaranteed by latin american governmental entities involve great risk and are considered to be of comparable quality to high risk, low rated securities and are subject to many of the same risks as those securities.

Developing market countries, including latin america, are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. In the past, they experienced major difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain debt. Many of the same factors that led to the defaults of the past, currently exist. If a default occurs, the fund may have limited legal recourse against the issuer and guarantor.

FOREIGN SECURITIES RISK.
The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody. The fund may invest up to 100% of its total assets in emerging markets. For more information on the risks associated with emerging markets securities, please see the SAI.

MARKET, CURRENCY, AND INTEREST RATE RISK.
General market movements in any country where the fund has investments are likely to affect the value of the securities which the fund owns in that country and the fund's share price may also be affected. The fund's investments may be denominated in foreign currencies so that changes in foreign currency exchange rates will also affect the value of what the fund owns, and thus the price of its shares. To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the value of a debt security to decrease, having a negative effect on the value of the fund's shares. Of course, individual and worldwide stock markets, interest rates and currency valuations have both increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

CREDIT RISK.
The fund's investments in fixed-income securities involve credit risk. This is the risk that the issuer of a debt security or the borrower on the underlying mortgage or debt obligation will be unable to make principal and interest payments in a timely manner and the security will go into default.

The fund's investments in fixed-income securities rated below investment grade, junk bonds, generally have more credit risk than higher-rated securities. The risk of default or price changes due to changes in the issuer's credit quality is greater. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. These issuers are also more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. The market price of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general or regional economic difficulty. Lower-rated securities may also be less liquid than higher-rated securities.

Based upon the monthly weighted average ratings of debt securities held during the fund's fiscal year ended March 31, 1998, the fund had 96.5% of its total assets invested in debt securities that received a rating from Moody's and/or S&P, and 3.5% of its total assets invested in debt securities that were not so rated. The fund had the following percentages of its total assets invested in rated securities: AAA and/or Aaa: 44.1%, BBB and/or Baa: 0.4%, BB+: 0.4%, BB and/or Ba: 24.9%, and BB-: 10.1%, B+: 19.6%, and B: 0.5%. Included under the 3.5% unrated category are securities that have been determined by Investment Counsel to be comparable to securities rated BB and/or Ba or below.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The fund's investment in mortgage-backed securities differs from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The fund may be forced to reinvest returned principal at lower interest rates, reducing the fund's income. For this reason, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of mortgage-backed securities, making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase the volatility of the fund's returns and share price.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets and credit enhancements provided to support these securities, if any, may be inadequate to protect investors in the event of a default. Like mortgage-backed securities, asset-backed securities are subject to prepayment risk.

DERIVATIVE SECURITIES RISK.
Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Option transactions, foreign currency exchange transactions and futures contracts are considered derivative investments. To the extent a fund enters into these transactions, their success will depend upon the Investment Manager's ability to predict pertinent market movements. These securities are subject to the risk that the other party to the transaction may fail to perform, resulting in losses to the fund.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations.

INVESTMENT MANAGER. Investment Counsel manages the fund's assets and makes its investment decisions. Investment Counsel also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Investment Counsel and its affiliates manage over $243 billion in assets. The Templeton organization has been investing globally since 1940. Investment Counsel and its affiliates have offices in Argentina, Australia, Bahamas, Bermuda, Brazil, the British Virgin Islands, Canada, China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Switzerland, Taiwan, United Kingdom, U.S. and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.

Under an agreement with Investment Counsel, Advisers is the sub-advisor of the fund. Advisers provides Investment Counsel with investment management advice and assistance. Advisers' activities are subject to the Board's review and control, as well as Investment Counsel's instruction and supervision.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the fund's portfolio is: Alexander C. Calvo since 1996, and Thomas J. Dickson since 1996.

Mr. Calvo is currently a portfolio manager for a division of Investment Counsel. He holds a BA in political science from Binghamton University and an MA in international affairs (MALD) from The Fletcher School of Law and Diplomacy at Tufts University. He also spent three years in the Ph.D. program in economics at Boston University. Mr. Calvo holds an Investment Management Certificate from the Investment Management Regulatory Authority in the United Kingdom. Prior to joining the Templeton organization in 1995, he was an account executive with Fleishman-Hillard, where he served as a consultant to firms investing in Latin America; and previously was a research analyst with Zeta Investments.

Mr. Dickson is currently a portfolio manager for several Franklin Templeton mutual funds. He holds a BS in managerial economics from the University of California at Davis. Prior to joining the Templeton organization in 1994, Mr. Dickson worked as a fixed-income analyst and trader for Franklin Advisers, Inc. Mr. Dickson currently manages fixed income and currency trading for the Templeton organization and has country responsibilities for Australia, Canada, Japan and New Zealand.

MANAGEMENT FEES. During the fiscal year ended March 31, 1998, management fees, before any advance waiver, totaled 0.60% and operating expenses, before any advance waiver, totaled 1.89% of the average daily net assets of the fund. Under an agreement by Investment Counsel to waive its fees, the fund paid no (0.00%) management fees and paid operating expenses totaling 1.25%. After July 31, 1999, Investment Counsel may end this arrangement at any time upon notice to the Board. During the same period, sub-advisory fees, before any advance waiver, totaled 0.25% of the average daily net assets of the fund. Investment Counsel paid Advisers no (0.00%) sub-advisory fees. This sub-advisory fee is not a separate expense of the fund but would have been paid by Investment Counsel if it had received management fees from the fund.

PORTFOLIO TRANSACTIONS. Investment Counsel tries to obtain the best execution on all transactions. If Investment Counsel believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the Trust. During the fiscal year ended March 31, 1998, administration fees, before any advance waiver, totaled 0.15% of the average daily net assets of the fund. Under an agreement by FT Services to limit its fees, the fund paid administration fees totaling 0.11%. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLAN

The fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.


Payments by the fund under the plan may not exceed 0.35% per year of the fund's average daily net assets. Expenses not reimbursed in any quarter may be reimbursed in future quarters or years. This includes expenses not reimbursed because they exceeded the applicable limit under the plan. As of March 31, 1998, expenses under the plan that may be reimbursable in future quarters or years totaled $26,480, or 0.18% of the fund's net assets. During the first year after certain purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the fund advertises its performance. Commonly used measures of performance include total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by the fund. The current distribution rate shows the dividends or distributions paid to shareholders by the fund. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the fund.

The fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX THEY ARE DISCUSSED IN THE SAI.

TAXATION OF THE FUND'S INVESTMENTS. The fund invests your money in the stocks, bonds and other securities that are described in the section "How Does the Fund Invest Its Assets?" Special tax rules may apply in determining the income and gains that the fund earns on its investments. These rules may, in turn, affect the amount of distributions that the fund pays to you. These special tax rules are discussed in the SAI.

TAXATION OF THE FUNDS. As a series of a regulated investment company, the fund generally pays nofederal income tax on the income and gains that it distributes to you.

HOW DOES THE FUND EARN INCOME AND GAINS?
THE FUND EARNS DIVIDENDS AND INTEREST (THE FUND'S "INCOME") ON ITS INVESTMENTS. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS HIGHER THAN IT PAID, IT HAS A GAIN. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS LOWER THAN IT PAID, IT HAS A LOSS. IF THE FUND HAS HELD THE SECURITY FOR MORE THAN ONE YEAR, THE GAIN OR LOSS WILL BE A LONG-TERM CAPITAL GAIN OR LOSS. IF THE FUND HAS HELD THE SECURITY FOR ONE YEAR OR LESS, THE GAIN OR LOSS WILL BE A SHORT-TERM CAPITAL GAIN OR LOSS. THE FUND'S GAINS AND LOSSES ARE NETTED TOGETHER, AND, IF THE FUND HAS A NET GAIN (THE FUND'S "GAINS"), THAT GAIN WILL GENERALLY BE DISTRIBUTED TO YOU.

FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the fund's distributions to you, but, depending upon the amount of the fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return. The fund may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause the fund to pay income taxes and interest charges. If possible, the fund will adopt strategies to avoid PFIC taxes and interest charges.

TAXATION OF SHAREHOLDERS.

DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. The fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain. The remainder of the capital gain distribution represents 20% rate gain.

WHAT IS A DISTRIBUTION?
AS A SHAREHOLDER, YOU WILL RECEIVE YOUR SHARE OF THE FUND'S INCOME AND GAINS ON ITS INVESTMENTS IN STOCKS, BONDS AND OTHER SECURITIES. THE FUND'S INCOME AND SHORT TERM CAPITAL GAINS ARE PAID TO YOU AS ORDINARY DIVIDENDS. THE FUND'S LONG-TERM CAPITAL GAINS ARE PAID TO YOU AS CAPITAL GAIN DISTRIBUTIONS. IF THE FUND PAYS YOU AN AMOUNT IN EXCESS OF ITS INCOME AND GAINS, THIS EXCESS WILL GENERALLY BE TREATED AS A NON-TAXABLE DISTRIBUTION. THESE AMOUNTS, TAKEN TOGETHER, ARE WHAT WE CALL THE FUND'S DISTRIBUTIONS TO YOU.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the fund's distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your shares in the fund for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange fund shares held for 90 days or less and pay no sales charge, or a reduced sales charge, for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the fund within 30 days before or after your redemption or exchange.


WHAT IS A REDEMPTION?
A REDEMPTION IS A SALE BY YOU TO THE FUND OF SOME OR ALL OF YOUR SHARES IN THE FUND. THE PRICE PER SHARE YOU RECEIVE WHEN YOU REDEEM FUND SHARES MAY BE MORE OR LESS THAN THE PRICE AT WHICH YOU PURCHASED THOSE SHARES. AN EXCHANGE OF SHARES IN THE FUND FOR SHARES OF ANOTHER FRANKLIN TEMPLETON FUND IS TREATED AS A REDEMPTION OF FUND SHARES AND THEN A PURCHASE OF SHARES OF THE OTHER FUND. WHEN YOU REDEEM OR EXCHANGE YOUR SHARES, YOU WILL GENERALLY HAVE A GAIN OR LOSS, DEPENDING UPON WHETHER THE AMOUNT YOU RECEIVE FOR YOUR SHARES IS MORE OR LESS THAN YOUR COST OR OTHER BASIS IN THE SHARES. CALL FUND INFORMATION FOR A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK IF YOU NEED MORE INFORMATION IN CALCULATING THE GAIN OR LOSS ON THE REDEMPTION OR EXCHANGE OF YOUR SHARES.

U.S. GOVERNMENT AND STATE OBLIGATION INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. Investments in state and local obligations may also qualify for tax-free treatment. The fund will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.


PAGE


FOREIGN TAXES. If more than 50% of the value of the fund's assets consist of foreign securities, the fund may elect to pass-through to you the amount of foreign taxes it paid. If the fund makes this election, your year-end statement will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. Your year-end statement, showing the amount of deduction or credit available to you, will be distributed to you in January along with other shareholder information records including your fund's IRS Form 1099-DIV.

The 1997 Act includes a provision that allows you to claim these credits directly on your income tax return (IRS Form 1040) and eliminates the previous requirement that you complete a detailed supporting form. To qualify, you must have $600 or less in joint return foreign taxes ($300 or less on a single return), all of which are reported to you on IRS Form 1099-DIV or qualifies as passive investment-type income if received from other sources. THIS SIMPLIFIED PROCEDURE APPLIES ONLY FOR CALENDAR YEARS 1998 AND BEYOND, AND IS NOT AVAILABLE IN 1997.

WHAT IS A FOREIGN TAX CREDIT?
A FOREIGN TAX CREDIT IS A TAX CREDIT FOR THE AMOUNT OF TAXES IMPOSED BY A FOREIGN COUNTRY ON EARNINGS OF THE FUND. WHEN A FOREIGN COMPANY IN WHICH THE FUND INVESTS PAYS A DIVIDEND TO THE FUND, THE DIVIDEND WILL GENERALLY BE SUBJECT TO A WITHHOLDING TAX. THE TAXES WITHHELD IN FOREIGN COUNTRIES CREATE CREDITS THAT YOU MAY USE TO OFFSET YOUR U.S. FEDERAL INCOME TAX.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. The fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

WHAT IS A BACKUP WITHHOLDING?
BACKUP WITHHOLDING OCCURS WHEN THE FUND IS REQUIRED TO WITHHOLD AND PAY OVER TO THE IRS 31% OF YOUR DISTRIBUTIONS AND REDEMPTION PROCEEDS. YOU CAN AVOID BACKUP WITHHOLDING BY PROVIDING THE FUND WITH YOUR TIN, AND BY COMPLETING THE TAX CERTIFICATIONS ON YOUR SHAREHOLDER APPLICATION THAT YOU WERE ASKED TO SIGN WHEN YOU OPENED YOUR ACCOUNT. HOWEVER, IF THE IRS INSTRUCTS THE FUND TO BEGIN BACKUP WITHHOLDING, IT IS REQUIRED TO DO SO EVEN IF YOU PROVIDED THE FUND WITH YOUR TIN AND THESE TAX CERTIFICATIONS, AND BACKUP WITHHOLDING WILL REMAIN IN PLACE UNTIL THE FUND IS INSTRUCTED BY THE IRS THAT IT IS NO LONGER REQUIRED.


THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK, WHICH YOU MAY REQUEST BY CONTACTING FUND INFORMATION.

HOW IS THE TRUST ORGANIZED?

The fund is a non-diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware business trust on December 21, 1993, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the fund are considered Class I shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.

Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.



PAGE


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.  Read this prospectus carefully.

2. Determine how much you would like to invest. The fund's minimum investments are:

     /bullet/  To open an IRA, IRA Rollover, Roth IRA,
               or Education IRA                                 $250*
     /bullet/  To open a custodial account for a minor
               (an UGMA/UTMA account)                           $100
     /bullet/  To open an account with an automatic
               investment plan                                  $50**
     /bullet/  To add to an account                             $50***

          *For all other retirement accounts, there is no minimum investment requirement.
          **$25 for an Education IRA.
          ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

          We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.   Make your investment using the table below.


PAGE


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                For an initial investment:
                                          Return the application to the fund
                                          with your check made payable to the
                                          fund.

                                       For additional investments:
                                           Send a check made payable to the
                                           fund. Please include your account
                                           number on the check.
-------------------------------------- ---------------------------------------
BY WIRE                                1. Call Shareholder Services or, if that
                                          number is busy, call 1-650/312-2000
                                          collect, to receive a wire control
                                          number and wire  instructions. You
                                          need a new wire control number every
                                          time you wire money into your account.
                                          If you do not have a currently
                                          effective wire control number, we will
                                          return the money to the bank, and we
                                          will not credit the purchase to your
                                          account.

                                       2. For an initial investment you must
                                          also return your signed shareholder
                                          application to the fund.

                                       IMPORTANT DEADLINES: If we receive your
                                       call before 4:00 p.m. Eastern time and
                                       the bank receives the wired funds and
                                       reports the receipt of wired funds to the
                                       fund by 6:00 p.m. Eastern time, we will
                                       credit the purchase to your account that
                                       day. If we receive your call after 4:00
                                       p.m. or the bank receives the wire after
                                       6:00 p.m., we will credit the purchase to
                                       your account the following business day.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------


SALES CHARGE REDUCTIONS AND WAIVERS

     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

     QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.


                                           TOTAL SALES CHARGE
                                           AS A PERCENTAGE OF         AMOUNT PAID TO
                                        -------------------------     DEALER AS A
AMOUNT OF PURCHASE                      OFFERING       NET AMOUNT     PERCENTAGE OF
AT OFFERING PRICE                       PRICE          INVESTED       OFFERING PRICE
----------------------------------      ----------     -----------    --------------
Under $100,000                          4.25%             4.44%          4.00%
$100,000 but less than $250,000         3.50%             3.63%          3.25%
$250,000 but less than $500,000         2.75%             2.83%          2.50%
$500,000 but less than $1,000,000       2.15%             2.20%          2.00%
$1,000,000 or more*                     None              None           None

*If you invest $1 million or more, a Contingent Deferred Sales Charge may be imposed on an early redemption. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

CUMULATIVE QUANTITY DISCOUNTS. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT. You may buy shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

/bullet/ You authorize Distributors to reserve 5% of your total intended purchase in fund shares registered in your name until you fulfill your Letter.

/bullet/ You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

/bullet/ Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

/bullet/ Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES. If you are a member of a qualified group, you may buy fund shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

/bullet/  Was formed at least six months ago,

/bullet/  Has a purpose other than buying fund shares at a discount,

/bullet/  Has more than 10 members,

/bullet/ Can arrange for meetings between our representatives and group members,

/bullet/ Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

/bullet/ Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

/bullet/ Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased shares of the fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the SAME CLASS of shares. Certain exceptions apply, however, to Class II shareholders of another Franklin Templeton Fund who chose to reinvest their distributions in the fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in the fund.

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund if you originally paid a sales charge on the shares and you reinvest the money in the SAME CLASS of shares. This waiver does not apply to exchanges.

         If you paid a Contingent Deferred Sales Charge when you redeemed your shares from a Franklin Templeton Fund, a Contingent Deferred Sales Charge will apply to your purchase of fund shares and a new Contingency Period will begin. We will, however, credit your fund account with additional shares based on the Contingent Deferred Sales Charge you paid and the amount of redemption proceeds that you reinvest.

         If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

3. Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

         If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

6. Distributions from an existing retirement plan invested in the Franklin Templeton Funds

Various individuals and institutions also may buy shares of the fund without a front-end sales charge or Contingent Deferred Sales Charge, including:

1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment is $250.

4. Registered Securities Dealers and their affiliates, for their investment accounts only

5. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

6. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

7. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

8.       Accounts managed by the Franklin Templeton Group

9. Certain unit investment trusts and their holders reinvesting distributions from the trusts

10.      Group annuity separate accounts offered to retirement plans

11. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLEs or SEPs must also meet the requirements described under "Group Purchases" above to be able to buy shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by the fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? Contingent Deferred Sales Charge" for details.

Any retirement plan that does not meet the requirements to buy shares without a front-end sales charge and that was a shareholder of the fund on or before February 1, 1995, may buy shares of the fund subject to a maximum sales charge of 4% of the Offering Price, 3.2% of which will be retained by Securities Dealers.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for certain purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

1.       Purchases of $1 million or more - up to 0.75% of the amount invested.

2. Purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.


3. Purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.


4.      Purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 4 above or a payment of up to 1% for investments described in paragraph 2 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


PAGE


-------------------------------------- ----------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions
                                       2. Include any outstanding share
                                          certificates for the shares you want
                                          to exchange
-------------------------------------- ---------------------------------------
BY PHONE                               Call Shareholder Services or TeleFACTS(R)

                                          If you do not want the ability to
                                          exchange by phone to apply to your
                                          account, please let us know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- --------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges.If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


/bullet/ You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


/bullet/ You may only exchange shares within the SAME CLASS, except as noted below.

/bullet/ The accounts must be identically registered. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

/bullet/ Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.

/bullet/ The fund you are exchanging into must be eligible for sale in your state.

/bullet/ We may modify or discontinue our exchange policy if we give you 60 days' written notice.

/bullet/ Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request, (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the fund at Net Asset Value.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions.
                                       If you would like your redemption
                                       proceeds wired to a bank account, your
                                       instructions should include:


                                       /bullet/ The name, address and telephone
                                                number of the bank where you
                                                want the proceeds sent

                                       /bullet/ Your bank account number

                                       /bullet/ The Federal Reserve ABA routing
                                                number

                                       /bullet/ If you are using a savings and
                                                loan or credit union, the name
                                                of the corresponding bank and
                                                the account number

                                       2. Include any outstanding share
                                       certificates for the shares you are
                                       selling

                                       3. Provide a signature guarantee if
                                       required

                                       4. Corporate, partnership and trust
                                       accounts may need to send additional
                                       documents. Accounts under court
                                       jurisdiction may have other requirements.


-------------------------------------- ----------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                                       Telephone requests will be accepted:

                                       /bullet/ If the request is $50,000 or
                                                less. Institutional accounts may
                                                exceed $50,000 by completing a
                                                separate agreement. Call
                                                Institutional Services to
                                                receive a copy.
                                       /bullet/ If there are no share
                                                certificates issued for the
                                                shares you want to sell or you
                                                have already returned them to
                                                the fund
                                       /bullet/ Unless you are selling shares in
                                                a Trust Company retirement plan
                                                account
                                       /bullet/ Unless the address on your
                                                account was changed by phone
                                                within the last 15 days

                                                If you do not want the ability
                                                to redeem by phone to apply to
                                                your account, please let us
                                                know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.

CONTINGENT DEFERRED SALES CHARGE

If you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:


/bullet/  Account fees


/bullet/ Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

/bullet/ Redemptions by the fund when an account falls below the minimum required account size

/bullet/  Redemptions following the death of the shareholder or beneficial owner


/bullet/ Redemptions through a systematic withdrawal plan set up before February 1, 1995

/bullet/ Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge.

/bullet/ Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy


/bullet/  Tax-free returns of excess contributions from employee benefit plans

/bullet/ Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

/bullet/ Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The fund intends to pay a monthly dividend representing substantially all of its net investment income and to distribute at least annually any net realized capital gains.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED


The fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the close of the NYSE, normally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price of the fund in many newspapers.


To calculate Net Asset Value per share, the fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

/bullet/  Your name,

/bullet/  The fund's name,

/bullet/  The class of shares,

/bullet/  A description of the request,

/bullet/  For exchanges, the name of the fund you are exchanging into,

/bullet/  Your account number,

/bullet/  The dollar amount or number of shares, and

/bullet/ A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

------------------------------- ---------------------------------------------
TYPE OF ACCOUNT                 DOCUMENTS REQUIRED
------------------------------- ---------------------------------------------
CORPORATION                     Corporate Resolution
------------------------------- ---------------------------------------------
PARTNERSHIP                     1. The pages from the partnership agreement that
                                identify the general partners, or
                                2. A certification for a partnership agreement
------------------------------- ----------------------------------------------
TRUST                           1. The pages from the trust document that
                                identify the trustees, or
                                2. A certification for trust
------------------------------- ----------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the fund. Under the plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

/bullet/  obtain information about your account;

/bullet/ obtain price and performance information about any Franklin Templeton Fund;

/bullet/ exchange shares (within the same class) between identically registered Franklin Templeton Class I and Class II accounts; and

/bullet/ request duplicate statements and deposit slips for Franklin Templeton accounts.

You will need the fund's code number to use TeleFACTS(R). The fund's code number is 416.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

/bullet/ Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

/bullet/ Financial reports of the fund will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the fund's financial reports.


INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The fund and Distributors are also located at this address. Investment Counsel is located at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394-3091. Advisers is located at 777 Mariners Island Boulevard, San Mateo, California 94403-7777. You may also contact us by phone at one of the numbers listed below.


                                                           HOURS OF OPERATION
                                                           (EASTERN TIME)
DEPARTMENT NAME                      TELEPHONE NO.         (MONDAY THROUGH FRIDAY)
Shareholder Services               1-800/632-2301          8:30 a.m. to 8:00 p.m.
Dealer Services                    1-800/524-4040          8:30 a.m. to 8:00 p.m.
Fund Information                   1-800/DIAL BEN          8:30 a.m. to 11:00 p.m.
                                   (1-800/342-5236)        9:30 a.m. to 5:30 p.m.
                                                            (Saturday)
Retirement Plan Services           1-800/527-2020          8:30 a.m. to 8:00 p.m.
Institutional Services             1-800/321-8563          9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)             1-800/851-0637          8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.
PAGE


GLOSSARY

USEFUL TERMS AND DEFINITIONS

ADVISERS - Franklin Advisers, Inc., the fund's sub-advisor

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the fund are considered Class I shares for redemption, exchange and other purposes.

CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DEPOSITARY RECEIPTS - are certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy shares of the fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the fund's administrator

GOVERNMENT ENTITIES - governments, their agencies and instrumentalities; government-owned, controlled or sponsored entities (including central banks located in the Western Hemisphere); entities organized and operated for the purpose of restructuring the investment characteristics of securities issued by any of the entities described.

INVESTMENT COUNSEL - The fund's investment manager is Templeton Investment Counsel, Inc., through its Templeton Global Bond Managers division.

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRA - Individual retirement account or annuity qualified under section 408 of the Code


IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.25%.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code


SIMPLE (Savings Incentive Match Plan for Employees) - An employer sponsored salary deferral plan established under section 408(p) of the Code


TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


PAGE


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S


Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.




PAGE



                             TEMPLETON REGION FUNDS
                           CLASS I AND II PROSPECTUS


PAGE



PROSPECTUS & APPLICATION

TEMPLETON REGION FUNDS
TEMPLETON GREATER EUROPEAN FUND
TEMPLETON LATIN AMERICA FUND


AUGUST 1, 1998


INVESTMENT STRATEGY: GLOBAL GROWTH


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the funds invest and the services available to shareholders.

This prospectus describes Class I and Class II shares of Templeton Region Funds, which are Templeton Greater European Fund ("Greater European Fund") and Templeton Latin America Fund ("Latin America Fund") (each a "fund" and collectively the "funds"). Each fund is a diversified series of Templeton Global Investment Trust (the "Trust"). Each fund currently offers another share class with a different sales charge and expense structure, which affects performance.

To learn more about the funds and their policies, you may request a copy of the Trust's Statement of Additional Information ("SAI"), dated August 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, or to receive a free copy of the prospectus for the funds' other share class, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



PAGE


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


PAGE


TEMPLETON REGION FUNDS


AUGUST 1, 1998


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUNDS

Expense Summary..........................................
Financial Highlights.....................................
How Do the Funds Invest Their Assets?....................
What Are the Risks of Investing in the Funds?............
Who Manages the Funds?...................................
How Do the Funds Measure Performance?....................
How Taxation Affects the Funds and Their Shareholders....
How Is the Trust Organized?..............................

ABOUT YOUR ACCOUNT

How Do I Buy Shares?.....................................
May I Exchange Shares for Shares of Another Fund?........
How Do I Sell Shares?....................................
What Distributions Might I Receive From the Funds?.......
Transaction Procedures and Special Requirements..........
Services to Help You Manage Your Account.................
What If I Have Questions About My Account?...............

GLOSSARY

Useful Terms and Definitions.............................

100 Fountain Parkway
P.O. Box 33030
St. Petersburg
FL 33733-8030

1-800/DIAL BEN



PAGE


ABOUT THE FUNDS

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the funds. It is based on the historical expenses of each class, for the fiscal year ended March 31, 1998. The funds' actual expenses may vary.


                                                        GREATER                       LATIN AMERICA
                                                     EUROPEAN FUND                        FUND
                                               CLASS I         CLASS II          CLASS I         CLASS II
    --------------------------------------- --------------- ---------------- ---------------- ---------------
    A.   SHAREHOLDER
    .    TRANSACTION EXPENSES+
         Maximum Sales Charge (as a
         percentage of Offering Price)          5.75%           1.99%            5.75%           1.99%
            Paid at time of purchase            5.75%++         1.00%+++         5.75%++         1.00%+++
            Paid at redemption++++              None            0.99%            None            0.99%
         Exchange Fee (per transaction)*       $5.00           $5.00            $5.00           $5.00

    B.   ANNUAL FUND OPERATING
         EXPENSES (AS A PERCENTAGE OF
         AVERAGE NET ASSETS)
         Management Fees (after
         fee waiver)**                          0.19%           0.19%            1.03%           1.03%
         Rule 12b-1 Fees***                     0.35%           1.00%            0.35%           1.00%
         Other Expenses                         1.31%           1.31%            0.97%           0.97%
                                                -----           -----            -----           -----
         Total Fund Operating Expenses
         (after fee waiver)**                   1.85%           2.50%            2.35%           3.00%
                                                =====           =====            =====           =====


PAGE


C. EXAMPLE

      Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the funds.


                               1 YEAR          3 YEARS       5 YEARS       10 YEARS
  GREATER EUROPEAN FUND
      CLASS I                   $75****          $112         $152           $262
      CLASS II                  $45              $87          $142           $291
  LATIN AMERICA FUND
      CLASS I                   $80****          $127         $176           $311
      CLASS II                  $50              $102         $166           $338


      For the same Class II investment, you would pay projected expenses of $35 for Greater European Fund and $40 for Latin America Fund if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class I shares.


+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Choosing a Share Class."


++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**For the period shown, each fund's Investment Manager and FT Services had agreed in advance to limit their respective management and administration fees. Without these reductions, management fees for Greater European Fund would have been 0.75% and total operating expenses would have been 2.41% for Class I and 3.05% for Class II; management fees for Latin America Fund would have been 1.25% and total operating expenses would have been 2.57% for Class I and 3.22% for Class II. After July 31, 1999, these arrangements may end at any time upon notice to the Board.
***These fees may not exceed 0.35% for Class I and 1.00% for Class II. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.


****Assumes a Contingent Deferred Sales Charge will not apply.


PAGE


FINANCIAL HIGHLIGHTS


This table summarizes each fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the funds' independent auditors. Their audit report covering the periods shown below appears in the financial statements in each fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998. The Annual Report to Shareholders also includes more information about a fund's performance. For a free copy, please call Fund Information.


TEMPLETON GREATER EUROPEAN - CLASS I

                                                                        YEAR ENDED MARCH 31,
                                                                   -------------------------------
                                                                   1998         1997         1996+
                                                                   ----         ----         -----
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net Asset Value, beginning of year........................        $  12.35     $ 10.39      $ 10.00
                                                                  --------     -------      -------
Income from investment operations:
  Net investment income...................................             .23         .14          .08
  Net realized and unrealized gains.......................            2.99        2.09          .31
                                                                  --------     -------      -------
Total from investment operations..........................            3.22        2.23          .39
                                                                  --------     -------      -------
Less distributions from:
  Net investment income...................................            (.23)       (.13)          --
  Net realized gains......................................           (1.08)       (.14)          --
                                                                  --------     -------      -------
Total distributions.......................................           (1.31)       (.27)          --
                                                                  --------     -------      -------
Net Asset Value, end of year..............................        $  14.26     $ 12.35      $ 10.39
                                                                  ========     =======      =======
Total Return*.............................................           28.25%      21.70%        3.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................        $ 19,455     $ 9,268      $ 4,308
Ratios to average net assets:
  Expenses................................................            1.85%       1.85%        1.85%**
  Expenses, excluding waiver and payments by
    affiliate.............................................            2.41%       2.63%        3.56%**
  Net investment income...................................            2.04%       1.72%        1.39%**
Portfolio turnover rate...................................           27.59%      30.58%        9.86%
Average commission rate paid***...........................        $  .0213     $ .0264      $ .0205

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.



PAGE


TEMPLETON GREATER EUROPEAN - CLASS II


                                                                         YEAR ENDED MARCH 31,
                                                                   ---------------------------------
                                                                   1998         1997           1996+
                                                                   ----         ----           -----
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net Asset Value, beginning of year........................        $ 12.27      $ 10.32       $ 10.00
                                                                  -------      -------       -------
Income from investment operations:
  Net investment income...................................            .12          .11           .07
  Net realized and unrealized gains.......................           3.01         2.02           .25
                                                                  -------      -------       -------
Total from investment operations..........................           3.13         2.13           .32
                                                                  -------      -------       -------
Less distributions from:
  Net investment income...................................           (.16)        (.04)           --
  Net realized gains......................................          (1.08)        (.14)            --
                                                                  -------      -------       --------
Total distributions.......................................          (1.24)        (.18)            --
                                                                  -------      -------       --------
Net Asset Value, end of year..............................        $ 14.16      $ 12.27       $ 10.32
                                                                  =======      =======       =======
Total Return*.............................................          27.55%       20.83%         3.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................        $ 5,929      $ 2,424       $ 1,431
Ratios to average net assets:
  Expenses................................................           2.50%        2.50%         2.50%**
  Expenses, excluding waiver and payments by
    affiliate.............................................           3.05%        3.29%         4.21%**
  Net investment income...................................           1.31%        1.45%         1.06%**
Portfolio turnover rate...................................          27.59%       30.58%         9.86%
Average commission rate paid***...........................        $ .0213      $ .0264       $ .0205

*Total return does not reflect sales commissions or the Contingent Deferred Sales Charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 8, 1995 (commencement of sales) to March 31, 1996.


PAGE


TEMPLETON LATIN AMERICA - CLASS I

                                                                          YEAR ENDED MARCH 31,
                                                                ----------------------------------------
                                                                    1998           1997            1996+
                                                                ------------   ------------   ----------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net Asset Value, beginning of year........................         $  12.34       $  10.53       $ 10.00
                                                                   --------       --------       -------
Income from investment operations:
  Net investment income...................................              .07            .06           .12
  Net realized and unrealized gains.......................              .53           1.86           .51
                                                                   --------       --------       -------
Total from investment operations..........................              .60           1.92           .63
                                                                   --------       --------       -------
Less distributions from:
  Net investment income...................................             (.07)          (.08)         (.10)
  Net realized gains......................................             (.15)          (.03)           --
                                                                   --------       --------       -------
Total distributions.......................................             (.22)          (.11)         (.10)
                                                                   --------       --------       -------
Net Asset Value, end of year..............................         $  12.72       $  12.34       $ 10.53
                                                                   ========       ========       =======
Total Return*.............................................             4.94%         18.34%         6.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................         $ 28,714       $ 18,923       $ 5,150
Ratios to average net assets:
  Expenses................................................             2.35%          2.35%         2.35%**
  Expenses, excluding waiver and payments by
    affiliate.............................................             2.57%          3.10%         4.02%**
  Net investment income...................................              .59%           .50%         1.71%**
Portfolio turnover rate...................................            45.82%          3.72%           --
Average commission rate paid***...........................         $  .0003       $  .0003       $ .0004

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.


PAGE


TEMPLETON LATIN AMERICA - CLASS II

                                                                          YEAR ENDED MARCH 31,
                                                                -------------------------------------
                                                                    1998          1997          1996+
                                                                ------------  ------------ ----------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net Asset Value, beginning of year.............                    $ 12.28       $ 10.49      $ 10.00
                                                                   -------       -------      -------
Income from investment operations:
  Net investment income (loss).................                        --           (.01)         .08
  Net realized and unrealized gains............                        .51          1.85          .48
                                                                   -------       -------      -------
Total from investment operations...............                        .51          1.84          .56
                                                                   -------       -------      -------
Less distributions from:
  Net investment income........................                       (.01)         (.02)        (.07)
  Net realized gains...........................                       (.15)         (.03)          --
                                                                   -------       -------      -------
Total distributions............................                       (.16)         (.05)        (.07)
                                                                   -------       -------      -------
Net Asset Value, end of year...................                    $ 12.63       $ 12.28      $ 10.49
                                                                   =======       =======      =======
Total Return*..................................                       4.23%        17.62%        5.67%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)................                    $ 7,170       $ 3,524      $ 1,351
Ratios to average net assets:
  Expenses.....................................                       3.00%         3.00%        3.00%**
  Expenses, excluding waiver and payments by
    affiliate..................................                       3.22%         3.84%        4.67%**
  Net investment income (loss).................                       (.01)%        (.15)%       1.14%**
Portfolio turnover rate........................                      45.82%         3.72%          --
Average commission rate paid***................                    $ .0003       $ .0003      $ .0004

*Total return does not reflect sales commissions or the Contingent Deferred Sales Charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 8, 1995 (commencement of sales) to March 31, 1996.


PAGE


HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?


The investment goal of each fund is long-term capital appreciation. This goal is fundamental which means that it may not be changed without shareholder approval.

WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

GREATER EUROPEAN FUND

The fund tries to achieve its investment goal by investing, under normal market conditions, at least 75% of its total assets in equity securities of Greater European companies.

For purposes of the fund's investments, "GREATER EUROPE" means Western, Central and Eastern Europe (including Ukraine, Belarus, Latvia, Lithuania and Estonia) and Russia. Greater European companies include those:

/bullet/ organized under the laws of, or with a principal office in a Greater European country; or

/bullet/ with their principal equity securities trading market within Greater Europe; or

/bullet/ that derive 50% or more of their revenues or profits from goods produced or sold, investments made, or services performed in Greater Europe or that have 50% or more of their assets situated in Greater Europe.

The Fund may invest the remaining 25% of its total assets in any combination of:
(i) debt securities of Greater European companies or those issued or guaranteed by Greater European government entities; (ii) equity and debt securities of issuers domiciled outside Greater Europe; and (iii) short-term and medium-term debt securities as described below under "Temporary Investments."

LATIN AMERICA FUND

The fund tries to achieve its investment goal by investing at least 65% of its total assets in the equity and debt securities of Latin America issuers.

For purposes of the fund's investments, "LATIN AMERICA" countries include Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay and Venezuela.

The Fund may invest the remaining 35% of its total assets in any combination of:
(i) equity and debt securities of issuers domiciled outside Latin America; and
(iii) short-term and medium-term debt securities as described below under "Temporary Investments."

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; warrants or rights. Each fund's primary investments are in common stock.

In selecting these equity securities, each fund's Investment Manager does a company-by-company analysis, rather than focusing on a specific industry or economic sector. They concentrate primarily on the market price of a company's securities relative to their view regarding the company's long-term earnings, assets and cash flow potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are described more fully in the SAI.

Greater European Fund may invest up to 25% of its total assets and Latin America Fund may invest without limit in debt securities. Each fund may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. At present, each fund does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined by the fund to be of comparable quality). Please see the SAI for more details on the risks associated with lower-rated securities.

BRADY BONDS. Greater European Fund may invest up to 25% of its total assets and Latin America Fund may invest without limitation in certain debt securities referred to as "Brady Bonds." These are public-issue, mostly U.S. dollar denominated bonds, of developing countries that are created through an exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring plan introduced by former U.S. Treasury Secretary, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries to date including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, the Dominican Republic, Ecuador, Ivory Coast, Jordan, the former Yugoslav Republic of Macedonia, Mexico, Nigeria, Panama, Peru, the Philippines, Poland, Russia, Slovenia, Uruguay, Venezuela, and Vietnam (collectively, the "Brady Countries").

Brady Bonds, if collateralized, are done so by U.S. Treasury zero coupon bonds to ensure principal. Since many of the Brady Bonds have been issued relatively recently, they do not have a long payment history.

In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are generally considered speculative. In addition, many Brady Bonds currently are rated below investment grade.

DEPOSITARY RECEIPTS. Each fund may also invest in American, European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

GENERAL. Each fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry. Each fund may invest up to 15% of its total assets in illiquid securities, including up to 10% of its total assets in restricted securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Restricted securities are generally securities that are subject to restrictions on their transfer.

Please see the SAI for more details on the types of securities in which the fund invests.

WHAT ARE SOME OF THE FUNDS OTHER INVESTMENT STRATEGIES AND PRACTICES?

TEMPORARY INVESTMENTS.

When the Investment Manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, for example, it may invest the fund's portfolio in a temporary defensive manner.

Under such circumstances, each fund may invest up to 100% of its total assets in money market securities denominated in the currency of any nation. These may include:

/bullet/ short-term (maturities of less than 12 months) and medium-term (maturities up to 5 years) securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities;

/bullet/ finance company and corporate commercial paper, and other short-term corporate obligations, rated A by S&P or Prime-1 by Moody's or, if unrated, determined by the fund to be of comparable quality;

/bullet/ bank obligations (including CDs, time deposits and bankers' acceptances; and

/bullet/  repurchase agreements with banks and broker-dealers.

REPURCHASE AGREEMENTS.
Each fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

OPTIONS ON SECURITIES AND SECURITIES INDICES.
Each fund may buy and sell options on securities and securities indices to earn additional income and/or to help protect its portfolio against market and/or exchange rate movements, although it presently has no intention of doing so. An option on a security is a contract that allows the buyer of the option the right to buy or sell a specific security at a stated price during the option's term. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund will limit the sale of options on its securities to 15% or less of its total assets. The fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS.
Because each fund may buy securities which are valued in currencies other than the U.S. dollar, it make take steps to help protect its portfolio against adverse changes in foreign currency exchange rates. To do this, the fund may (1) buy and sell foreign currency at the prevailing rate in the foreign currency exchange market; (2) enter into forward foreign currency contracts which are agreements to buy or sell a specific currency at a set price on a future date (generally within one year); and (3) buy and sell put and call options on foreign currencies.

FUTURES CONTRACTS.
Changes in interest rates, securities prices or foreign currency valuations may affect the value of each fund's investments. To reduce its exposure to these factors, the fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of these contracts. A financial futures contract is an agreement to buy or sell a specific security or commodity at a specified future date and price. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specific amount of a currency for a set price on a future date. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options.

SECURITIES LENDING.
To generate additional income, each fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 33 1/3% of the value of the fund's total assets measured at the time of the most recent loan. For each loan the fund must receive in return collateral with a value at least equal to 100% of the current market value of the loaned securities.

SHORT-TERM TRADING AND PORTFOLIO TURNOVER.
Each fund invests for long-term capital growth and does not intend to emphasize short-term trading profits. It is anticipated, therefore, that each fund's annual portfolio turnover rate generally will be below 50%; although this rate may be higher or lower, in relation to market conditions. A portfolio turnover rate of less than 50% means that in a one year period, less than one-half of the fund's portfolio is changed.

OTHER POLICIES AND RESTRICTIONS.
Each fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the fund's investment policies, including those described above, please see "How Do the Funds Invest Their Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.


WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?


GENERAL RISK.
There is no assurance that each fund's investment goal will be met. The fund will seek to spread investment risk by diversifying its investments but the possibility of losses remains. Generally, if the securities owned by the fund increase in value, the value of the shares of the fund which you own will increase. Similarly, if the securities owned by the fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the fund.

FOREIGN SECURITIES RISK.
The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the funds may invest such as Russia and certain Asian and Eastern European countries are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody. Greater European Fund may invest up to 100% of its total assets in emerging markets, including up to 10% of its total assets in Russian securities. Latin America Fund may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. For more information on the risks associated with emerging markets securities, please see the SAI.

MARKET, CURRENCY, AND INTEREST RATE RISK.
General market movements in any country where a fund has investments are likely to affect the value of the securities which the fund owns in that country and the fund's share price may also be affected. The fund's investments may be denominated in foreign currencies so that changes in foreign currency exchange rates will also affect the value of what the fund owns, and thus the price of its shares. To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the value of a debt security to decrease, having a negative effect on the value of the fund's shares. Of course, individual and worldwide stock markets, interest rates and currency valuations have both increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

CREDIT AND ISSUER RISK.
Each fund's investments in debt securities involve credit risk. This is the risk that the issuer of a debt security will be unable to make principal and interest payments in a timely manner and the debt security will go into default. Each fund may invest up to 5% of its total assets in defaulted debt securities. The purchase of defaulted debt securities involves significant additional risks, such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

DERIVATIVE SECURITIES RISK.
Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Option transactions, foreign currency exchange transactions and futures contracts are considered derivative investments. To the extent a fund enters into these transactions, their success will depend upon the Investment Manager's ability to predict pertinent market movements. These securities are subject to the risk that the other party to the transaction may fail to perform, resulting in losses to the fund.


WHO MANAGES THE FUNDS?


THE BOARD. The Board oversees the management of the funds and elects their officers. The officers are responsible for the respective fund's day-to-day operations. The Board also monitors each fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. The Investment Manager of Greater European Fund is Global Advisors. The Investment Manager of Latin America Fund is Investment Counsel. Global Advisors and Investment Counsel manage the respective fund's assets and make its investment decisions. The Investment Managers also perform similar services for other funds. Global Advisors and Investment Counsel are wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Global Advisors, Investment Counsel and their affiliates manage over $243 billion in assets. The Templeton organization has been investing globally since 1940. Global Advisors, Investment Counsel and their affiliates have offices in Argentina, Australia, Bahamas, Bermuda, Brazil, the British Virgin Islands, Canada, China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Switzerland, Taiwan, United Kingdom, U.S. and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the funds' Code of Ethics.

PORTFOLIO MANAGEMENT. GREATER EUROPEAN FUND. The team responsible for the day-to-day management of the fund's portfolio since 1996 is: Mark G. Holowesko, Jeffrey A. Everett, and Richard Sean Farrington. Mr. Holowesko is President of Global Advisors. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a founding member of the International Society of Financial
Analysts. Prior to joining the Templeton organization in 1985, Mr. Holowesko worked with RoyWest Trust Corporation (Bahamas) Limited as an investment analyst. His duties at RoyWest included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research and portfolio management activities worldwide for the Templeton Global Equity Group and managing several mutual funds.

Mr. Everett is an Executive Vice President of Global Advisors. He holds a BS in finance from Pennsylvania State University. He is a Chartered Financial Analyst and a member of the International Society of Financial Analysts and the Association of Investment Management and Research. Prior to joining the Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts at Templeton, as well as several mutual funds. His global research responsibilities encompass industry coverage for real estate and country responsibilities for Italy and Australia.

Mr. Farrington is a Vice President of Global Advisors. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial
Analyst. He has served as the president of the Bahamas Society of Financial Analysts and is currently on the board of the International Society of Financial Analysts. He joined the Templeton organization in 1991 and is a research analyst and portfolio manager. Mr. Farrington's research responsibilities include industry coverage of non-U.S. electric utilities. He is also responsible for country coverage of Hong Kong and China.

LATIN AMERICA FUND. The lead portfolio manager since 1997 is Mark R. Beveridge. Mr. Beveridge is a Senior Vice President of Investment Counsel. He holds a BBA in finance from the University of Miami. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a member of the South Florida Society of Financial Analysts and the International Society of Financial Analysts. Before joining the Templeton organization in 1985 as a security analyst, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He is currently a portfolio manager and research analyst with responsibility for non-life insurance and industrial components industries. He also has country coverage of Argentina.

Howard J. Leonard and Gary R. Clemons have secondary portfolio management responsibilities for the fund. Mr. Leonard is an Executive Vice President of
Investment Counsel. He holds a BBA in finance/economics from the Temple University School of Business Administration. Mr. Leonard is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia, the Financial Analysts Federation and the International Society of Security Analysts. Before joining the Templeton organization in 1989, Mr. Leonard was Director of investment research at First Pennsylvania Bank, where he was responsible for equity and fixed-income research activities. Mr. Leonard also worked previously at Provident National Bank as a security analyst covering a variety of industries. Mr. Leonard currently manages both institutional and mutual fund accounts of global and international mandates. He has research responsibility for the machinery and engineering industries, and also follows the following countries: Brazil and Indonesia. Mr. Clemons is a Senior Vice President of Investment Counsel. He holds a BS from the University of Nevada - Reno and an MBA from the University of Wisconsin - Madison. He joined Investment Counsel in 1993. Prior to that time he was a research analyst at Templeton Quantitative Advisors, Inc. in New York, where he was also responsible for management of a small capitalization fund. As a portfolio manager and research analyst with Templeton, Mr. Clemons has responsibility for the telecommunications industry and country coverage of Colombia and Peru.

MANAGEMENT FEES. During the fiscal year ended March 31, 1998, management fees, before any advance waiver, totaled 0.75% of the average daily net assets of Greater European Fund. Total operating expenses were 2.41% for Class I and 3.05% for Class II. Under an agreement by Global Advisors to limit its fees, Greater European Fund paid management fees totaling 0.19% and operating expenses totaling 1.85% for Class I and 2.50% for Class II. After July 31, 1999, Global Advisors may end this arrangement at any time upon notice to the Board.

During the fiscal year ended March 31, 1998, management fees, before any advance waiver, totaled 1.25% of the average daily net assets of Latin America Fund. Total operating expenses were 2.57% for Class I and 3.22% for Class II. Under an agreement by Investment Counsel to limit its fees, Latin America Fund paid management fees totaling 1.03% and operating expenses totaling 2.35% for Class I and 3.00% for Class II. After July 31, 1999, Investment Counsel may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. The Investment Managers try to obtain the best execution on all transactions. If either Investment Manager believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of its respective fund's shares as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Funds Buy Securities for Their Portfolios?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the Trust. During the fiscal year ended March 31, 1998, administration fees totaling 0.15% of the average daily net assets of each fund were paid to FT Services. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS

Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with a fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.


Payments by each fund under the Class I plan may not exceed 0.35% per year of Class I's average daily net assets. Expenses not reimbursed in any quarter may be reimbursed in future quarters or years. This includes expenses not reimbursed because they exceeded the applicable limit under the plan. As of March 31, 1998, expenses under the Class I plan that may be reimbursable in future quarters or years totaled $183,818, or 0.94% of Greater European Fund's Class I net assets and $214,970, or 0.75% of Latin America Fund's Class I net assets. During the first year after certain Class I purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.


Under the Class II plan, each fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

Each fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from each fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Funds' Underwriter" in the SAI.

HOW DO THE FUNDS MEASURE PERFORMANCE?

From time to time, each class of the funds advertises its performance. A commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the funds calculate their performance figures, please see "How Do the Funds Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUNDS AND THEIR SHAREHOLDERS


ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX THEY ARE DISCUSSED IN THE SAI.


TAXATION OF THE FUNDS' INVESTMENTS. The funds invest your money in the stocks, bonds and other securities that are described in the section "How Do the Funds Invest Their Assets?" Special tax rules may apply in determining the income and gains that a fund earns on its investments. These rules may, in turn, affect the amount of distributions that the funds pay to you. These special tax rules are discussed in the SAI.

TAXATION OF THE FUNDS. As series of a regulated investment company, the funds generally pay no federal income tax on the income and gains that they distribute to you.

HOW DOES A FUND EARN INCOME AND GAINS?
A FUND EARNS DIVIDENDS AND INTEREST (THE FUND'S "INCOME") ON ITS INVESTMENTS. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS HIGHER THAN IT PAID, IT HAS A GAIN. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS LOWER THAN IT PAID, IT HAS A LOSS. IF THE FUND HAS HELD THE SECURITY FOR MORE THAN ONE YEAR, THE GAIN OR LOSS WILL BE A LONG-TERM CAPITAL GAIN OR LOSS. IF THE FUND HAS HELD THE SECURITY FOR ONE YEAR OR LESS, THE GAIN OR LOSS WILL BE A SHORT-TERM CAPITAL GAIN OR LOSS. THE FUND'S GAINS AND LOSSES ARE NETTED TOGETHER, AND, IF THE FUND HAS A NET GAIN (THE FUND'S "GAINS"), THAT GAIN WILL GENERALLY BE DISTRIBUTED TO YOU.

FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the funds' investments in foreign stocks and bonds. These taxes will reduce the amount of a fund's distributions to you, but, depending upon the amount of the fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return. The funds may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause the funds to pay income taxes and interest charges. If possible, the funds will adopt strategies to avoid PFIC taxes and interest charges.

TAXATION OF SHAREHOLDERS.

DISTRIBUTIONS. Distributions from the funds, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. The fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain. The remainder of the capital gain distribution represents 20% rate gain.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the funds' distributions will qualify for the corporate dividends-received deduction.

WHAT IS A DISTRIBUTION?
AS A SHAREHOLDER, YOU WILL RECEIVE YOUR SHARE OF A FUND'S INCOME AND GAINS ON ITS INVESTMENTS IN STOCKS, BONDS AND OTHER SECURITIES. THE FUND'S INCOME AND SHORT TERM CAPITAL GAINS ARE PAID TO YOU AS ORDINARY DIVIDENDS. THE FUND'S LONG-TERM CAPITAL GAINS ARE PAID TO YOU AS CAPITAL GAIN DISTRIBUTIONS. IF THE FUND PAYS YOU AN AMOUNT IN EXCESS OF ITS INCOME AND GAINS, THIS EXCESS WILL GENERALLY BE TREATED AS A NON-TAXABLE DISTRIBUTION. THESE AMOUNTS, TAKEN TOGETHER, ARE WHAT WE CALL THE FUND'S DISTRIBUTIONS TO YOU.

REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your fund shares for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange fund shares held for 90 days or less and pay no sales charge, or a reduced sales charge, for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the fund within 30 days before or after your redemption or exchange.

WHAT IS A REDEMPTION?
A REDEMPTION IS A SALE BY YOU TO THE FUND OF SOME OR ALL OF YOUR SHARES IN THE FUND. THE PRICE PER SHARE YOU RECEIVE WHEN YOU REDEEM FUND SHARES MAY BE MORE OR LESS THAN THE PRICE AT WHICH YOU PURCHASED THOSE SHARES. AN EXCHANGE OF FUND SHARES FOR SHARES OF ANOTHER FRANKLIN TEMPLETON FUND IS TREATED AS A REDEMPTION OF FUND SHARES AND THEN A PURCHASE OF SHARES OF THE OTHER FUND. WHEN YOU REDEEM OR EXCHANGE YOUR SHARES, YOU WILL GENERALLY HAVE A GAIN OR LOSS, DEPENDING UPON WHETHER THE AMOUNT YOU RECEIVE FOR YOUR SHARES IS MORE OR LESS THAN YOUR COST OR OTHER BASIS IN THE SHARES. CALL FUND INFORMATION FOR A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK IF YOU NEED MORE INFORMATION IN CALCULATING THE GAIN OR LOSS ON THE REDEMPTION OR EXCHANGE OF YOUR SHARES.

U.S. GOVERNMENT AND STATE OBLIGATION INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. Investments in state and local obligations may also qualify for tax-free treatment. The funds will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.

FOREIGN TAXES. If more than 50% of the value of a fund's assets consist of foreign securities, the fund may elect to pass-through to you the amount of foreign taxes it paid. If the fund makes this election, your year-end statement will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. Your year-end statement, showing the amount of deduction or credit available to you, will be distributed to you in January along with other shareholder information records including your fund's IRS Form 1099-DIV.

The 1997 Act includes a provision that allows you to claim these credits directly on your income tax return (IRS Form 1040) and eliminates the previous requirement that you complete a detailed supporting form. To qualify, you must have $600 or less in joint return foreign taxes ($300 or less on a single return), all of which are reported to you on IRS Form 1099-DIV or qualifies as passive investment-type income if received from other sources. THIS SIMPLIFIED PROCEDURE APPLIES ONLY FOR CALENDAR YEARS 1998 AND BEYOND, AND IS NOT AVAILABLE IN 1997.

WHAT IS A FOREIGN TAX CREDIT?
A FOREIGN TAX CREDIT IS A TAX CREDIT FOR THE AMOUNT OF TAXES IMPOSED BY A FOREIGN COUNTRY ON EARNINGS OF A FUND. WHEN A FOREIGN COMPANY IN WHICH THE FUND INVESTS PAYS A DIVIDEND TO THE FUND, THE DIVIDEND WILL GENERALLY BE SUBJECT TO A WITHHOLDING TAX. THE TAXES WITHHELD IN FOREIGN COUNTRIES CREATE CREDITS THAT YOU MAY USE TO OFFSET YOUR U.S. FEDERAL INCOME TAX.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from a fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, a fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. A fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. A fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

WHAT IS A BACKUP WITHHOLDING?
BACKUP WITHHOLDING OCCURS WHEN A FUND IS REQUIRED TO WITHHOLD AND PAY OVER TO THE IRS 31% OF YOUR DISTRIBUTIONS AND REDEMPTION PROCEEDS. YOU CAN AVOID BACKUP WITHHOLDING BY PROVIDING THE FUND WITH YOUR TIN, AND BY COMPLETING THE TAX CERTIFICATIONS ON YOUR SHAREHOLDER APPLICATION THAT YOU WERE ASKED TO SIGN WHEN YOU OPENED YOUR ACCOUNT. HOWEVER, IF THE IRS INSTRUCTS THE FUND TO BEGIN BACKUP WITHHOLDING, IT IS REQUIRED TO DO SO EVEN IF YOU PROVIDED THE FUND WITH YOUR TIN AND THESE TAX CERTIFICATIONS, AND BACKUP WITHHOLDING WILL REMAIN IN PLACE UNTIL THE FUND IS INSTRUCTED BY THE IRS THAT IT IS NO LONGER REQUIRED.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUNDS. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK, WHICH YOU MAY REQUEST BY CONTACTING FUND INFORMATION.


HOW IS THE TRUST ORGANIZED?


Each fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware business trust on December 21, 1993, and is registered with the SEC. As of January 2, 1997, Greater European Fund began offering a new class of shares designated Templeton Greater European Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Templeton Greater European Fund - Class I and Templeton Greater European Fund - Class II. As of January 2, 1997, Latin America Fund began offering a new class of shares designated Templeton Latin America Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Templeton Latin America Fund - Class I and Templeton Latin America Fund - Class
II. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the respective fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of May 15, 1998, Charles Schwab & Co. Inc. and Franklin Templeton Fund Allocator Growth Target Fund each owned of record and beneficially more than 25% of the outstanding Advisor Class shares of Greater European Fund.



PAGE


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.  Read this prospectus carefully.

2. Determine how much you would like to invest. The fund's minimum investments are:

    /bullet/  To open a regular, non-retirement account        $1,000
    /bullet/  To open an IRA, IRA Rollover, Roth IRA,
              or Education IRA                                 $250*
    /bullet/  To open a custodial account for a minor
              (an UGMA/UTAM account)                           $100
    /bullet/  To open an account with an automatic
              investment plan                                  $50**
    /bullet/  To add to an account                             $50***

     *For all other retirement accounts, there is no minimum investment requirement.
     **$25 for an Education IRA.
     ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

     We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL AUTOMATICALLY INVEST YOUR PURCHASE IN CLASS I SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.   Make your investment using the table below.

PAGE


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                For an initial investment:
                                          Return the application to the fund
                                          with your check made payable to the
                                          fund.

                                       For additional investments:
                                           Send a check made payable to the
                                           fund. Please include your account
                                           number on the check.
-------------------------------------- ---------------------------------------
BY WIRE                                1. Call Shareholder Services or, if that
                                          number is busy, call 1-650/312-2000
                                          collect, to receive a wire control
                                          number and wire  instructions. You
                                          need a new wire control number every
                                          time you wire money into your account.
                                          If you do not have a currently
                                          effective wire control number, we will
                                          return the money to the bank, and we
                                          will not credit the purchase to your
                                          account.

                                       2. For an initial investment you must
                                          also return your signed shareholder
                                          application to the fund.

                                       IMPORTANT DEADLINES: If we receive your
                                       call before 4:00 p.m. Eastern time and
                                       the bank receives the wired funds and
                                       reports the receipt of wired funds to the
                                       fund by 6:00 p.m. Eastern time, we will
                                       credit the purchase to your account that
                                       day. If we receive your call after 4:00
                                       p.m. or the bank receives the wire after
                                       6:00 p.m., we will credit the purchase to
                                       your account the following business day.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and length of time you expect to invest. Generally, Class I shares may be more attractive for long-term investors or investors who qualify to buy Class I shares at a reduced sales charge. Your financial representative can help you decide.


                  CLASS I                                                    CLASS II

/bullet/  Higher front-end sales charges than        /bullet/  Lower front-end sales charges than
          Class II shares. There are several                   Class I shares
          ways to reduce these charges, as
          described below. There is no front-end
          sales charge for purchases of $1
          million or more.*

/bullet/  Contingent Deferred Sales Charge on        /bullet/  Contingent Deferred Sales Charge on
          purchases of $1 million or more sold                 purchases  sold within 18 months
          within one year

/bullet/  Lower annual expenses than Class II        /bullet/  Higher annual expenses than Class
          shares                                               I shares

*If you are investing $1 million or more, it is generally more beneficial for you to buy Class I shares because there is no front-end sales charge and the annual expenses are lower. Therefore, ANY PURCHASE OF $1 MILLION OR MORE IS AUTOMATICALLY INVESTED IN CLASS I SHARES. You may accumulate more than $1 million in Class II shares through purchases over time. If you plan to do this, however, you should determine if it would be better for you to buy Class I shares through a Letter of Intent.


PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.


                                            TOTAL SALES CHARGE        AMOUNT PAID TO
                                            AS A PERCENTAGE OF        DEALER AS A
AMOUNT OF PURCHASE                      OFFERING       NET AMOUNT     PERCENTAGE OF
AT OFFERING PRICE                       PRICE           INVESTED      OFFERING PRICE
CLASS I
Under $50,000                              5.75%         6.10%          5.00%
$50,000 but less than $100,000             4.50%         4.71%          3.75%
$100,000 but less than $250,000            3.50%         3.63%          2.80%
$250,000 but less than $500,000            2.50%         2.56%          2.00%
$500,000 but less than $1,000,000          2.00%         2.04%          1.60%
$1,000,000 or more*                        None          None           None

CLASS II
Under $1,000,000*                          1.00%         1.01%         1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Choosing a Share Class."


SALES CHARGE REDUCTIONS AND WAIVERS

     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

/bullet/ You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

/bullet/ You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

/bullet/ Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

/bullet/ Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

/bullet/  Was formed at least six months ago,

/bullet/  Has a purpose other than buying fund shares at a discount,

/bullet/  Has more than 10 members,

/bullet/ Can arrange for meetings between our representatives and group members,

/bullet/ Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

/bullet/ Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

/bullet/ Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased Class I shares of a fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of a fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class I shares only, except for items 1 and 2 which also apply to Class II purchases.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of a fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the SAME CLASS of shares. Certain exceptions apply, however, to Class II shareholders who chose to reinvest their distributions in Class I shares of a fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class I shares of a fund.

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund if you originally paid a sales charge on the shares and you reinvest the money in the SAME CLASS of shares. This waiver does not apply to exchanges.

         If you paid a Contingent Deferred Sales Charge when you redeemed your shares from a Franklin Templeton Fund, a Contingent Deferred Sales Charge will apply to your purchase of fund shares and a new Contingency Period will begin. We will, however, credit your fund account with additional shares based on the Contingent Deferred Sales Charge you paid and the amount of redemption proceeds that you reinvest.

         If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

3. Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

         If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

6. Distributions from an existing retirement plan invested in the Franklin Templeton Funds

7. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

         If you paid a contingent deferred sales charge when you redeemed your Class A shares from a Templeton Global Strategy Fund, a Contingent Deferred Sales Charge will apply to your purchase of fund shares and a new Contingency Period will begin. We will, however, credit your fund account with additional shares based on the contingent deferred sales charge you paid and the amount of the redemption proceeds that you reinvest.

         If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

Various individuals and institutions also may buy Class I shares without a front-end sales charge or Contingent Deferred Sales Charge, including:

1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in a fund is permissible and suitable for you and the effect, if any, of payments by a fund on arbitrage rebate calculations.

3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment if $250.

4. Registered Securities Dealers and their affiliates, for their investment accounts only

5. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

6. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment if $100.

7. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

8.       Accounts managed by the Franklin Templeton Group

9. Certain unit investment trusts and their holders reinvesting distributions from the trusts

10.      Group annuity separate accounts offered to retirement plans

11. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLEs or SEPs must also meet the requirements described under "Group Purchases - Class I Only" above to be able to buy Class I shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by a fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the funds. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by a fund or its shareholders.

1.   Class II purchases - up to 1% of the purchase price.

2.   Class I purchases of $1 million or more - up to 1% of the amount invested.


3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.


4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


PAGE



-------------------------------------- ----------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions
                                       2. Include any outstanding share
                                          certificates for the shares you want
                                          to exchange
-------------------------------------- ---------------------------------------
BY PHONE                               Call Shareholder Services or TeleFACTS(R)

                                          If you do not want the ability to
                                          exchange by phone to apply to your
                                          account, please let us know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- --------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund.

For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.

If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class II shares for shares of Money Fund II, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS


Please be aware that the following restrictions apply to exchanges:

/bullet/ You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


/bullet/ You may only exchange shares within the SAME CLASS, except as noted below.

/bullet/ The accounts must be identically registered. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

/bullet/ Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.

/bullet/ The fund you are exchanging into must be eligible for sale in your state.

/bullet/ We may modify or discontinue our exchange policy if we give you 60 days' written notice.

/bullet/ Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request, (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe a fund would be harmed or unable to invest effectively, or (ii) a fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the funds, such as "Class Z" shares. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may exchange their Class Z shares for Class I shares of the funds at Net Asset Value.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions.
                                       If you would like your redemption
                                       proceeds wired to a bank account, your
                                       instructions should include:


                                       /bullet/ The name, address and telephone
                                                number of the bank where you
                                                want the proceeds sent

                                       /bullet/ Your bank account number

                                       /bullet/ The Federal Reserve ABA routing
                                                number

                                       /bullet/ If you are using a savings and
                                                loan or credit union, the name
                                                of the corresponding bank and
                                                the account number

                                       2. Include any outstanding share
                                       certificates for the shares you are
                                       selling

                                       3. Provide a signature guarantee if
                                       required

                                       4. Corporate, partnership and trust
                                       accounts may need to send additional
                                       documents. Accounts under court
                                       jurisdiction may have other requirements.


-------------------------------------- ----------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                                       Telephone requests will be accepted:

                                       /bullet/ If the request is $50,000 or
                                                less. Institutional accounts may
                                                exceed $50,000 by completing a
                                                separate agreement. Call
                                                Institutional Services to
                                                receive a copy.
                                       /bullet/ If there are no share
                                                certificates issued for the
                                                shares you want to sell or you
                                                have already returned them to
                                                the fund
                                       /bullet/ Unless you are selling shares in
                                                a Trust Company retirement plan
                                                account
                                       /bullet/ Unless the address on your
                                                account was changed by phone
                                                within the last 15 days

                                                If you do not want the ability
                                                to redeem by phone to apply to
                                                your account, please let us
                                                know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.

CONTINGENT DEFERRED SALES CHARGE

For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:


/bullet/  Account fees


/bullet/ Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

/bullet/ Redemptions by the fund when an account falls below the minimum required account size

/bullet/  Redemptions following the death of the shareholder or beneficial owner


/bullet/ Redemptions through a systematic withdrawal plan set up before February 1, 1995

/bullet/ Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.

/bullet/ Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy


/bullet/  Tax-free returns of excess contributions from employee benefit plans

/bullet/ Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

/bullet/ Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?

Each fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUNDS DO NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN THEIR SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


Distributions may be reinvested only in the SAME CLASS of shares, except as follows: (i) Class II shareholders who chose to reinvest their distributions in Class I shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class II shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE RESPECTIVE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED


The funds are open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the respective fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. Each fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

/bullet/  Your name,


/bullet/  The fund's name,


/bullet/  The class of shares,

/bullet/  A description of the request,

/bullet/  For exchanges, the name of the fund you are exchanging into,

/bullet/  Your account number,

/bullet/  The dollar amount or number of shares, and

/bullet/ A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

------------------------------- ---------------------------------------------
TYPE OF ACCOUNT                 DOCUMENTS REQUIRED
------------------------------- ---------------------------------------------
CORPORATION                     Corporate Resolution
------------------------------- ---------------------------------------------
PARTNERSHIP                     1. The pages from the partnership agreement that
                                identify the general partners, or
                                2. A certification for a partnership agreement
------------------------------- ----------------------------------------------
TRUST                           1. The pages from the trust document that
                                identify the trustees, or
                                2. A certification for trust
------------------------------- ----------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the funds. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in each fund. Under the plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of a fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by a fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

/bullet/  obtain information about your account;

/bullet/ obtain price and performance information about any Franklin Templeton Fund;

/bullet/ exchange shares (within the same class) between identically registered Franklin Templeton Class I and Class II accounts; and

/bullet/ request duplicate statements and deposit slips for Franklin Templeton accounts.

You will need the code number for each class to use TeleFACTS(R). The code number is 419 for Class I and 519 for Class II of Greater European Fund, and 418 for Class I and 518 for Class II of Latin America Fund.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

/bullet/ Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

/bullet/ Financial reports of the funds will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of a fund's financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of each fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, a fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The funds and Distributors are also located at this address. Global Advisors is located at P.O. Box N-7759, Lyford Cay, Nassau, Bahamas. Investment Counsel is located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. You may also contact us by phone at one of the numbers listed below.


                                                                 HOURS OF OPERATION
                                                                   (EASTERN TIME)
DEPARTMENT NAME                     TELEPHONE NO.                (MONDAY THROUGH FRIDAY)
Shareholder Services                1-800/632-2301               8:30 a.m. to 8:00 p.m.
Dealer Services                     1-800/524-4040               8:30 a.m. to 8:00 p.m.
Fund Information                    1-800/DIAL BEN               8:30 a.m. to 11:00 p.m.
                                    (1-800/342-5236)             9:30 a.m. to 5:30 p.m.
                                                                 (Saturday)
Retirement Plan Services            1-800/527-2020               8:30 a.m. to 8:00 p.m.
Institutional Services              1-800/321-8563               9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)              1-800/851-0637               8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


PAGE


GLOSSARY

USEFUL TERMS AND DEFINITIONS

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I, CLASS II AND ADVISOR CLASS - Each fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the respective fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DEPOSITARY RECEIPTS - are certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined either fund is a legally permissible investment and that can only buy shares of the respective fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the funds' administrator

GLOBAL ADVISORS - Templeton Global Advisors Limited, Greater European Fund's investment manager

INVESTMENT COUNSEL - Templeton Investment Counsel, Inc., Latin America Fund's investment manager


INVESTMENT MANAGER(S) - Global Advisors and Investment Counsel


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent

IRA - Individual retirement account or annuity qualified under section 408 of the Code


IRS - Internal Revenue Service


LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code


SIMPLE (Savings Incentive Match Plan for Employees) - An employer sponsored salary deferral plan established under section 408(p) of the Code


TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund(s) and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.







PAGE


                             TEMPLETON REGION FUNDS
                            ADVISOR CLASS PROSPECTUS

PAGE

PROSPECTUS & APPLICATION
TEMPLETON REGION FUNDS - ADVISOR CLASS
TEMPLETON GREATER EUROPEAN FUND
TEMPLETON LATIN AMERICA FUND


AUGUST 1, 1998


INVESTMENT STRATEGY: GLOBAL GROWTH


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the funds invest and the services available to shareholders.

This prospectus describes Advisor Class shares of Templeton Region Funds, which are Templeton Greater European Fund ("Greater European Fund") and Templeton Latin America Fund ("Latin America Fund") (each a "fund" and collectively the "funds"). Each fund is a diversified series of Templeton Global Investment Trust (the "Trust"). Each fund currently offers other share classes with different sales charge and expense structures, which affect performance.

To learn more about the funds and their policies, you may request a copy of the Trust's Statement of Additional Information ("SAI"), dated August 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, or to receive a free copy of the prospectus for the funds' other share classes, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



PAGE


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


PAGE


TEMPLETON REGION FUNDS - ADVISOR CLASS
August 1, 1998


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS


ABOUT THE FUNDS

Expense Summary..........................................
Financial Highlights.....................................
How Do the Funds Invest Their Assets?....................
What Are the Risks of Investing in the Funds?............
Who Manages the Funds?...................................
How Do the Funds Measure Performance? ...................
How Taxation Affects the Funds and Their Shareholders....
How Is the Trust Organized?..............................

ABOUT YOUR ACCOUNT

How Do I Buy Shares?.....................................
May I Exchange Shares for Shares of Another Fund?........
How Do I Sell Shares?....................................
What Distributions Might I Receive From the Funds?.......
Transaction Procedures and Special Requirements..........
Services to Help You Manage Your Account.................
What If I Have Questions About My Account?...............

GLOSSARY

Useful Terms and Definitions.............................

100 Fountain Parkway
P.O. Box 33030
St. Petersburg
FL 33733-8030

1-800/DIAL BEN



PAGE


ABOUT THE FUNDS

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the funds. It is based on the historical expenses of each fund's Advisor Class, for the fiscal year ended March 31, 1998. The funds' actual expenses may vary.


                                                     GREATER EUROPEAN     LATIN AMERICA
                                                           FUND               FUND
    ---------------------------------------------- --------------------- ---------------
    A.   SHAREHOLDER TRANSACTION
         EXPENSES+
         Maximum Sales Charge Imposed on
         Purchases                                        None                  None
         Exchange Fee (per transaction)*                 $5.00                 $5.00

    B.   ANNUAL FUND OPERATING
         EXPENSES (AS A PERCENTAGE OF
         AVERAGE NET ASSETS)
         Management Fees (after fee
         waiver)**                                        0.19%                 1.03%
         Rule 12b-1 Fees                                  None                  None
         Other Expenses                                   1.31%                 0.97%
                                                          ----                  ----
         Total Fund Operating Expenses
         (after fee waiver)**                             1.50%                 2.00%
                                                          =====                 =====

C. EXAMPLE

      Assume the annual return for the class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the funds.


                                 1 YEAR          3 YEARS          5 YEARS         10 YEARS
  GREATER EUROPEAN FUND            $15              $47             $ 82             $179
  LATIN AMERICA FUND               $20              $63             $108             $233

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**For the period shown, each fund's Investment Manager and FT Services had agreed in advance to limit their respective management and administration fees. Without this reduction, Greater European Fund's management fees would have been 0.75% and total operating expenses would have been 2.06%; Latin America Fund's management fees would have been 1.25% and total operating expenses would have been 2.22%. After July 31, 1999, these arrangements may end at any time upon notice to the Board.



PAGE


FINANCIAL HIGHLIGHTS


This table summarizes each fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the funds' independent auditors. Their audit report covering the periods shown below appears in the financial statements in each fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998. The Annual Report to Shareholders also includes more information about a fund's performance. For a free copy, please call Fund Information.

TEMPLETON GREATER EUROPEAN - ADVISOR CLASS


                                                                             YEAR ENDED MARCH 31,
                                                                             --------------------
                                                                             1998           1997+
                                                                             ----           -----
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net Asset Value, beginning of year...............................            $ 12.36        $ 11.56
                                                                             -------        -------
Income from investment operations:
  Net investment income..........................................                .56            .07
  Net realized and unrealized gains..............................               2.73            .73
                                                                             -------        -------
Total from investment operations.................................               3.29            .80
                                                                             -------        -------
Less distributions from:
  Net investment income..........................................               (.27)           --
  Net realized gains.............................................              (1.08)            --
                                                                             -------        -------
Total distributions..............................................              (1.35)            --
                                                                             -------        -------
Net Asset Value, end of year.....................................            $ 14.30        $ 12.36
                                                                             =======        =======
Total Return*....................................................              28.88%          6.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)..................................            $    83        $    36
Ratios to average net assets:
  Expenses.......................................................               1.50%          1.50%**
  Expenses, excluding waiver and payments by
    affiliate....................................................               2.06%          1.90%**
 Net investment income...........................................               2.38%          2.56%**
Portfolio turnover rate..........................................              27.59%         30.58%
Average commission rate paid***..................................            $ .0213        $ .0264

*Total return is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period January 2, 1997 (commencement of sales) to March 31, 1997.


PAGE


TEMPLETON LATIN AMERICA - ADVISOR CLASS


                                                                              YEAR ENDED MARCH 31,
                                                                         ---------------------------
                                                                              1998            1997+
                                                                         --------------  ----------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net Asset Value, beginning of year...............................            $ 12.35         $ 10.92
                                                                             -------         -------
Income from investment operations:
  Net investment income..........................................                .07             .02
  Net realized and unrealized gains..............................                .59            1.41
                                                                             -------         -------
Total from investment operations.................................                .66            1.43
                                                                             -------         -------
Less distributions from:
  Net investment income..........................................               (.11)            --
  Net realized gains.............................................               (.15)              --
                                                                             -------         --------
Total distributions..............................................               (.26)              --
                                                                             -------         --------
Net Asset Value, end of year.....................................            $ 12.75         $ 12.35
                                                                             =======         =======
Total Return*....................................................               5.43%          13.09%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)..................................            $   139         $    71
Ratios to average net assets:
  Expenses.......................................................               2.00%           2.00%**
  Expenses, excluding waiver and payments by
    affiliate....................................................               2.22%           2.08%**
  Net investment income..........................................                .45%            .82%**
Portfolio turnover rate..........................................              45.82%           3.72%
Average commission rate paid***..................................            $ .0003         $ .0003

*Total return is not annualized.
**Annualized.

***Relates to purchases and sales of equity securities.
+For the period January 2, 1997 (commencement of sales) to March 31, 1997.



PAGE


HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?

The investment goal of each fund is long-term capital appreciation. This goal is fundamental which means that it may not be changed without shareholder approval.

WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

GREATER EUROPEAN FUND

THE FUND TRIES TO ACHIEVE ITS INVESTMENT GOAL BY INVESTING, UNDER NORMAL MARKET CONDITIONS, AT LEAST 75% OF ITS TOTAL ASSETS IN EQUITY SECURITIES OF GREATER EUROPEAN COMPANIES.

For purposes of the fund's investments, "GREATER EUROPE" means Western, Central and Eastern Europe (including Ukraine, Belarus, Latvia, Lithuania and Estonia) and Russia. Greater European companies include those:

/bullet/ organized under the laws of, or with a principal office in a Greater European country; or

/bullet/ with their principal equity securities trading market within Greater Europe; or

/bullet/ that derive 50% or more of their revenues or profits from goods produced or sold, investments made, or services performed in Greater Europe or that have 50% or more of their assets situated in Greater Europe.

The Fund may invest the remaining 25% of its total assets in any combination of:
(i) debt securities of Greater European companies or those issued or guaranteed by Greater European government entities; (ii) equity and debt securities of issuers domiciled outside Greater Europe; and (iii) short-term and medium-term debt securities as described below under "Temporary Investments."

LATIN AMERICA FUND

The fund tries to achieve its investment goal by investing at least 65% of its total assets in the equity and debt securities of Latin America issuers.

For purposes of the fund's investments, "LATIN AMERICA" countries include Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay and Venezuela.

The Fund may invest the remaining 35% of its total assets in any combination of:
(i) equity and debt securities of issuers domiciled outside Latin America; and
(iii) short-term and medium-term debt securities as described below under "Temporary Investments."

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; warrants or rights. Each fund's primary investments are in common stock.

In selecting these equity securities, each fund's Investment Manager does a company-by-company analysis, rather than focusing on a specific industry or economic sector. They concentrate primarily on the market price of a company's securities relative to their view regarding the company's long-term earnings, assets and cash flow potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are described more fully in the SAI.

Greater European Fund may invest up to 25% of its total assets and Latin America Fund may invest without limit in debt securities. Each fund may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. At present, each fund does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined by the fund to be of comparable quality). Please see the SAI for more details on the risks associated with lower-rated securities.

BRADY BONDS. Greater European Fund may invest up to 25% of its total assets and Latin America Fund may invest without limitation in certain debt securities referred to as "Brady Bonds." These are public-issue, mostly U.S. dollar denominated bonds, of developing countries that are created through an exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring plan introduced by former U.S. Treasury Secretary, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries to date including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, the Dominican Republic, Ecuador, Ivory Coast, Jordan, the former Yugoslav Republic of Macedonia, Mexico, Nigeria, Panama, Peru, the Philippines, Poland, Russia, Slovenia, Uruguay, Venezuela, and Vietnam (collectively, the "Brady Countries").

Brady Bonds, if collateralized, are done so by U.S. Treasury zero coupon bonds to ensure principal. Since many of the Brady Bonds have been issued relatively recently, they do not have a long payment history.

In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are generally considered speculative. In addition, many Brady Bonds currently are rated below investment grade.

DEPOSITARY RECEIPTS. Each fund may also invest in American, European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

GENERAL. Each fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry. Each fund may invest up to 15% of its total assets in illiquid securities, including up to 10% of its total assets in restricted securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Restricted securities are generally securities that are subject to restrictions on their transfer.

Please see the SAI for more details on the types of securities in which the fund invests.

WHAT ARE SOME OF THE FUNDS OTHER INVESTMENT STRATEGIES AND PRACTICES?

TEMPORARY INVESTMENTS.
When the Investment Manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, for example, it may invest the fund's portfolio in a temporary defensive manner.

Under such circumstances, each fund may invest up to 100% of its total assets in money market securities denominated in the currency of any nation. These may include:

/bullet/ short-term (maturities of less than 12 months) and medium-term (maturities up to 5 years) securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities;

/bullet/ finance company and corporate commercial paper, and other short-term corporate obligations, rated A by S&P or Prime-1 by Moody's or, if unrated, determined by the fund to be of comparable quality;

/bullet/ bank obligations (including CDs, time deposits and bankers' acceptances; and

/bullet/  repurchase agreements with banks and broker-dealers.

REPURCHASE AGREEMENTS.
Each fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

OPTIONS ON SECURITIES AND SECURITIES INDICES.
Each fund may buy and sell options on securities and securities indices to earn additional income and/or to help protect its portfolio against market and/or exchange rate movements, although it presently has no intention of doing so. An option on a security is a contract that allows the buyer of the option the right to buy or sell a specific security at a stated price during the option's term. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund will limit the sale of options on its securities to 15% or less of its total assets. The fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS.
Because each fund may buy securities which are valued in currencies other than the U.S. dollar, it make take steps to help protect its portfolio against adverse changes in foreign currency exchange rates. To do this, the fund may (1) buy and sell foreign currency at the prevailing rate in the foreign currency exchange market; (2) enter into forward foreign currency contracts which are agreements to buy or sell a specific currency at a set price on a future date (generally within one year); and (3) buy and sell put and call options on foreign currencies.

FUTURES CONTRACTS.
Changes in interest rates, securities prices or foreign currency valuations may affect the value of each fund's investments. To reduce its exposure to these factors, the fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of these contracts. A financial futures contract is an agreement to buy or sell a specific security or commodity at a specified future date and price. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specific amount of a currency for a set price on a future date. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options.

SECURITIES LENDING.
To generate additional income, each fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 33 1/3% of the value of the fund's total assets measured at the time of the most recent loan. For each loan the fund must receive in return collateral with a value at least equal to 100% of the current market value of the loaned securities.

SHORT-TERM TRADING AND PORTFOLIO TURNOVER.
Each fund invests for long-term capital growth and does not intend to emphasize short-term trading profits. It is anticipated, therefore, that each fund's annual portfolio turnover rate generally will be below 50%; although this rate may be higher or lower, in relation to market conditions. A portfolio turnover rate of less than 50% means that in a one year period, less than one-half of the fund's portfolio is changed.

OTHER POLICIES AND RESTRICTIONS.
Each fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the fund's investment policies, including those described above, please see "How Do the Funds Invest Their Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.


WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?


GENERAL RISK.
There is no assurance that each fund's investment goal will be met. The fund will seek to spread investment risk by diversifying its investments but the possibility of losses remains. Generally, if the securities owned by the fund increase in value, the value of the shares of the fund which you own will increase. Similarly, if the securities owned by the fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the fund.

FOREIGN SECURITIES RISK.
The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the funds may invest such as Russia and certain Asian and Eastern European countries are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody. Greater European Fund may invest up to 100% of its total assets in emerging markets, including up to 10% of its total assets in Russian securities. Latin America Fund may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. For more information on the risks associated with emerging markets securities, please see the SAI.

MARKET, CURRENCY, AND INTEREST RATE RISK.
General market movements in any country where a fund has investments are likely to affect the value of the securities which the fund owns in that country and the fund's share price may also be affected. The fund's investments may be denominated in foreign currencies so that changes in foreign currency exchange rates will also affect the value of what the fund owns, and thus the price of its shares. To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the value of a debt security to decrease, having a negative effect on the value of the fund's shares. Of course, individual and worldwide stock markets, interest rates and currency valuations have both increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

CREDIT AND ISSUER RISK.
Each fund's investments in debt securities involve credit risk. This is the risk that the issuer of a debt security will be unable to make principal and interest payments in a timely manner and the debt security will go into default. Each fund may invest up to 5% of its total assets in defaulted debt securities. The purchase of defaulted debt securities involves significant additional risks, such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

DERIVATIVE SECURITIES RISK.
Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Option transactions, foreign currency exchange transactions and futures contracts are considered derivative investments. To the extent a fund enters into these transactions, their success will depend upon the Investment Manager's ability to predict pertinent market movements. These securities are subject to the risk that the other party to the transaction may fail to perform, resulting in losses to the fund.


WHO MANAGES THE FUNDS?


THE BOARD. The Board oversees the management of the funds and elects their officers. The officers are responsible for the respective fund's day-to-day operations. The Board also monitors each fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. The Investment Manager of Greater European Fund is Global Advisors. The Investment Manager of Latin America Fund is Investment Counsel. Global Advisors and Investment Counsel manage the respective fund's assets and make its investment decisions. The Investment Managers also perform similar services for other funds. Global Advisors and Investment Counsel are wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Global Advisors, Investment Counsel and their affiliates manage over $243 billion in assets. The Templeton organization has been investing globally since 1940. Global Advisors, Investment Counsel and their affiliates have offices in Argentina, Australia, Bahamas, Bermuda, Brazil, the British Virgin Islands, Canada, China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Switzerland, Taiwan, United Kingdom, U.S. and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the funds' Code of Ethics.

PORTFOLIO MANAGEMENT. GREATER EUROPEAN FUND. The team responsible for the day-to-day management of the fund's portfolio since 1996 is: Mark G. Holowesko, Jeffrey A. Everett, and Richard Sean Farrington. Mr. Holowesko is President of Global Advisors. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a founding member of the International Society of Financial
Analysts. Prior to joining the Templeton organization in 1985, Mr. Holowesko worked with RoyWest Trust Corporation (Bahamas) Limited as an investment analyst. His duties at RoyWest included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research and portfolio management activities worldwide for the Templeton Global Equity Group and managing several mutual funds.

Mr. Everett is an Executive Vice President of Global Advisors. He holds a BS in finance from Pennsylvania State University. He is a Chartered Financial Analyst and a member of the International Society of Financial Analysts and the Association of Investment Management and Research. Prior to joining the Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts at Templeton, as well as several mutual funds. His global research responsibilities encompass industry coverage for real estate and country responsibilities for Italy and Australia.

Mr. Farrington is a Vice President of Global Advisors. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial
Analyst. He has served as the president of the Bahamas Society of Financial Analysts and is currently on the board of the International Society of Financial Analysts. He joined the Templeton organization in 1991 and is a research analyst and portfolio manager. Mr. Farrington's research responsibilities include industry coverage of non-U.S. electric utilities. He is also responsible for country coverage of Hong Kong and China.

LATIN AMERICA FUND. The lead portfolio manager since 1997 is Mark R. Beveridge. Mr. Beveridge is a Senior Vice President of Investment Counsel. He holds a BBA in finance from the University of Miami. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a member of the South Florida Society of Financial Analysts and the International Society of Financial Analysts. Before joining the Templeton organization in 1985 as a security analyst, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He is currently a portfolio manager and research analyst with responsibility for non-life insurance and industrial components industries. He also has country coverage of Argentina.

Howard J. Leonard and Gary R. Clemons have secondary portfolio management responsibilities for the fund. Mr. Leonard is an Executive Vice President of
Investment Counsel. He holds a BBA in finance/economics from the Temple University School of Business Administration. Mr. Leonard is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia, the Financial Analysts Federation and the International Society of Security Analysts. Before joining the Templeton organization in 1989, Mr. Leonard was Director of investment research at First Pennsylvania Bank, where he was responsible for equity and fixed-income research activities. Mr. Leonard also worked previously at Provident National Bank as a security analyst covering a variety of industries. Mr. Leonard currently manages both institutional and mutual fund accounts of global and international mandates. He has research responsibility for the machinery and engineering industries, and also follows the following countries: Brazil and Indonesia. Mr. Clemons is a Senior Vice President of Investment Counsel. He holds a BS from the University of Nevada - Reno and an MBA from the University of Wisconsin - Madison. He joined Investment Counsel in 1993. Prior to that time he was a research analyst at Templeton Quantitative Advisors, Inc. in New York, where he was also responsible for management of a small capitalization fund. As a portfolio manager and research analyst with Templeton, Mr. Clemons has responsibility for the telecommunications industry and country coverage of Colombia and Peru.

MANAGEMENT FEES. During the fiscal year ended March 31, 1998, management fees, before any advance waiver, totaled 0.75% and operating expenses totaled 2.06% of the average daily net assets of Greater European Fund. Under an agreement by Global Advisors to limit its fees, Greater European Fund paid management fees totaling 0.19% and operating expenses totaling 1.50%. After July 31, 1999, Global Advisors may end this arrangement at any time upon notice to the Board.

During the fiscal year ended March 31, 1998, management fees, before any advance waiver, totaled 1.25% and operating expenses totaled 2.22% of the average daily net assets of Latin America Fund. Under an agreement by Investment Counsel to limit its fees, Latin America Fund paid management fees totaling 1.03% and operating expenses totaling 2.00%. After July 31, 1999, Investment Counsel may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. The Investment Managers try to obtain the best execution on all transactions. If either Investment Manager believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of its respective fund's shares as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Funds Buy Securities for Their Portfolios?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the Trust. During the fiscal year ended March 31, 1998, administration fees totaling 0.15% of the average daily net assets of each fund were paid to FT Services. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.


HOW DO THE FUNDS MEASURE PERFORMANCE?

From time to time, the Advisor Class of each fund advertises its performance. A commonly used measure of performance is total return.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of the Advisor Class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the funds calculate their performance figures, please see "How Do the Funds Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUNDS AND THEIR SHAREHOLDERS


ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX THEY ARE DISCUSSED IN THE SAI.


TAXATION OF THE FUNDS' INVESTMENTS. The funds

invest your money in the stocks, bonds and other securities that are described in the section "How Do the Funds Invest Their Assets?" Special tax rules may apply in determining the income and gains that a fund earns on its investments. These rules may, in turn, affect the amount of distributions that the funds pay to you. These special tax rules are discussed in the SAI.

TAXATION OF THE FUNDS. As series of a regulated investment company, the funds generally pay no federal income tax on the income and gains that they distribute to you.

HOW DOES A FUND EARN INCOME AND GAINS?
A FUND EARNS DIVIDENDS AND INTEREST (THE FUND'S "INCOME") ON ITS INVESTMENTS. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS HIGHER THAN IT PAID, IT HAS A GAIN. WHEN THE FUND SELLS A SECURITY FOR A PRICE THAT IS LOWER THAN IT PAID, IT HAS A LOSS. IF THE FUND HAS HELD THE SECURITY FOR MORE THAN ONE YEAR, THE GAIN OR LOSS WILL BE A LONG-TERM CAPITAL GAIN OR LOSS. IF THE FUND HAS HELD THE SECURITY FOR ONE YEAR OR LESS, THE GAIN OR LOSS WILL BE A SHORT-TERM CAPITAL GAIN OR LOSS. THE FUND'S GAINS AND LOSSES ARE NETTED TOGETHER, AND, IF THE FUND HAS A NET GAIN (THE FUND'S "GAINS"), THAT GAIN WILL GENERALLY BE DISTRIBUTED TO YOU.

FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the funds' investments in foreign stocks and bonds. These taxes will reduce the amount of a fund's distributions to you, but, depending upon the amount of the fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return. The funds may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause the funds to pay income taxes and interest charges. If possible, the funds will adopt strategies to avoid PFIC taxes and interest charges.

TAXATION OF SHAREHOLDERS.

DISTRIBUTIONS. Distributions from the funds, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. The fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain. The remainder of the capital gain distribution represents 20% rate gain.

WHAT IS A DISTRIBUTION?
AS A SHAREHOLDER, YOU WILL RECEIVE YOUR SHARE OF A FUND'S INCOME AND GAINS ON ITS INVESTMENTS IN STOCKS, BONDS AND OTHER SECURITIES. THE FUND'S INCOME AND SHORT TERM CAPITAL GAINS ARE PAID TO YOU AS ORDINARY DIVIDENDS. THE FUND'S LONG-TERM CAPITAL GAINS ARE PAID TO YOU AS CAPITAL GAIN DISTRIBUTIONS. IF THE FUND PAYS YOU AN AMOUNT IN EXCESS OF ITS INCOME AND GAINS, THIS EXCESS WILL GENERALLY BE TREATED AS A NON-TAXABLE DISTRIBUTION. THESE AMOUNTS, TAKEN TOGETHER, ARE WHAT WE CALL THE FUND'S DISTRIBUTIONS TO YOU.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the funds' distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your fund shares for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange fund shares held for 90 days or less and pay no sales charge, or a reduced sales charge, for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the fund within 30 days before or after your redemption or exchange.

WHAT IS A REDEMPTION?
A REDEMPTION IS A SALE BY YOU TO THE FUND OF SOME OR ALL OF YOUR SHARES IN THE FUND. THE PRICE PER SHARE YOU RECEIVE WHEN YOU REDEEM FUND SHARES MAY BE MORE OR LESS THAN THE PRICE AT WHICH YOU PURCHASED THOSE SHARES. AN EXCHANGE OF FUND SHARES FOR SHARES OF ANOTHER FRANKLIN TEMPLETON FUND IS TREATED AS A REDEMPTION OF FUND SHARES AND THEN A PURCHASE OF SHARES OF THE OTHER FUND. WHEN YOU REDEEM OR EXCHANGE YOUR SHARES, YOU WILL GENERALLY HAVE A GAIN OR LOSS, DEPENDING UPON WHETHER THE AMOUNT YOU RECEIVE FOR YOUR SHARES IS MORE OR LESS THAN YOUR COST OR OTHER BASIS IN THE SHARES. CALL FUND INFORMATION FOR A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK IF YOU NEED MORE INFORMATION IN CALCULATING THE GAIN OR LOSS ON THE REDEMPTION OR EXCHANGE OF YOUR SHARES.

U.S. GOVERNMENT AND STATE OBLIGATION INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. Investments in state and local obligations may also qualify for tax-free treatment. The funds will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.

FOREIGN TAXES. If more than 50% of the value of a fund's assets consist of foreign securities, the fund may elect to pass-through to you the amount of foreign taxes it paid. If the fund makes this election, your year-end statement will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. Your year-end statement, showing the amount of deduction or credit available to you, will be distributed to you in January along with other shareholder information records including your fund's IRS Form 1099-DIV.

The 1997 Act includes a provision that allows you to claim these credits directly on your income tax return (IRS Form 1040) and eliminates the previous requirement that you complete a detailed supporting form. To qualify, you must have $600 or less in joint return foreign taxes ($300 or less on a single return), all of which are reported to you on IRS Form 1099-DIV or qualifies as passive investment-type income if received from other sources. THIS SIMPLIFIED PROCEDURE APPLIES ONLY FOR CALENDAR YEARS 1998 AND BEYOND, AND IS NOT AVAILABLE IN 1997.

WHAT IS A FOREIGN TAX CREDIT?
A FOREIGN TAX CREDIT IS A TAX CREDIT FOR THE AMOUNT OF TAXES IMPOSED BY A FOREIGN COUNTRY ON EARNINGS OF A FUND. WHEN A FOREIGN COMPANY IN WHICH THE FUND INVESTS PAYS A DIVIDEND TO THE FUND, THE DIVIDEND WILL GENERALLY BE SUBJECT TO A WITHHOLDING TAX. THE TAXES WITHHELD IN FOREIGN COUNTRIES CREATE CREDITS THAT YOU MAY USE TO OFFSET YOUR U.S. FEDERAL INCOME TAX.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from a fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, a fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. A fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. A fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

WHAT IS A BACKUP WITHHOLDING?
BACKUP WITHHOLDING OCCURS WHEN A FUND IS REQUIRED TO WITHHOLD AND PAY OVER TO THE IRS 31% OF YOUR DISTRIBUTIONS AND REDEMPTION PROCEEDS. YOU CAN AVOID BACKUP WITHHOLDING BY PROVIDING THE FUND WITH YOUR TIN, AND BY COMPLETING THE TAX CERTIFICATIONS ON YOUR SHAREHOLDER APPLICATION THAT YOU WERE ASKED TO SIGN WHEN YOU OPENED YOUR ACCOUNT. HOWEVER, IF THE IRS INSTRUCTS THE FUND TO BEGIN BACKUP WITHHOLDING, IT IS REQUIRED TO DO SO EVEN IF YOU PROVIDED THE FUND WITH YOUR TIN AND THESE TAX CERTIFICATIONS, AND BACKUP WITHHOLDING WILL REMAIN IN PLACE UNTIL THE FUND IS INSTRUCTED BY THE IRS THAT IT IS NO LONGER REQUIRED.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUNDS. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK, WHICH YOU MAY REQUEST BY CONTACTING FUND INFORMATION.

HOW IS THE TRUST ORGANIZED?

Each fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware business trust on December 21, 1993, and is registered with the SEC. As of January 2, 1997, Greater European Fund began offering a new class of shares designated Templeton Greater European Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Templeton Greater European Fund - Class I and Templeton Greater European Fund - Class II. As of January 2, 1997, Latin America Fund began offering a new class of shares designated Templeton Latin America Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Templeton Latin America Fund - Class I and Templeton Latin America Fund - Class
II. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the respective fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of May 15, 1998, Charles Schwab & Co. Inc. and Franklin Templeton Fund Allocator Growth Target Fund each owned of record and beneficially more than 25% of the outstanding Advisor Class shares of Greater European Fund.


PAGE


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


Shares of each fund may be purchased without a sales charge. Please note that as of January 1, 1998, shares of the funds are not available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in Franklin Templeton's ValuSelect program before January 1, 1998, however, may continue to invest in the funds.

To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.   Read this prospectus carefully.

2. Determine how much you would like to invest. Each fund's minimum investments are:

     /bullet   To open your account:   $5,000,000*
     /bullet/  To add to your account: $25*

     *We may waive or lower these minimums for certain investors. Please see "Minimum Investments" below. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.   Make your investment using the table below.


PAGE


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                For an initial investment:
                                          Return the application to the fund
                                          with your check made payable to the
                                          fund.

                                       For additional investments:
                                           Send a check made payable to the
                                           fund. Please include your account
                                           number on the check.
-------------------------------------- ---------------------------------------
BY WIRE                                1. Call Shareholder Services or, if that
                                          number is busy, call 1-650/312-2000
                                          collect, to receive a wire control
                                          number and wire  instructions. You
                                          need a new wire control number every
                                          time you wire money into your account.
                                          If you do not have a currently
                                          effective wire control number, we will
                                          return the money to the bank, and we
                                          will not credit the purchase to your
                                          account.

                                       2. For an initial investment you must
                                          also return your signed shareholder
                                          application to the fund.

                                       IMPORTANT DEADLINES: If we receive your
                                       call before 4:00 p.m. Eastern time and
                                       the bank receives the wired funds and
                                       reports the receipt of wired funds to the
                                       fund by 6:00 p.m. Eastern time, we will
                                       credit the purchase to your account that
                                       day. If we receive your call after 4:00
                                       p.m. or the bank receives the wire after
                                       6:00 p.m., we will credit the purchase to
                                       your account the following business day.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------


MINIMUM INVESTMENTS

To determine if you meet the minimum initial investment requirement of $5 million, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. At least $1 million of this amount, however, must be invested in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

The funds may waive or lower their minimum investment requirement for certain purchases. A lower minimum initial investment requirement applies to purchases by:

1. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, subject to a $250,000 minimum initial investment requirement or a $100,000 minimum initial investment requirement for an individual client

2. Qualified registered investment advisors or certified financial planners who have clients invested in the Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Distributors, subject to a $1,000 minimum initial investment requirement

3. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group and their immediate family members, subject to a $100 minimum investment requirement

4. Each series of the Franklin Templeton Fund Allocator Series, subject to a $1,000 minimum initial and subsequent investment requirement

5. Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under Section 501 of the Code, subject to a $1 million initial investment in Advisor Class shares

No minimum initial investment requirement applies to purchases by:

1.       Accounts managed by the Franklin Templeton Group

2.       The Franklin Templeton Profit Sharing 401(k) Plan

3. Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under
         Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, and that (i) are sponsored by an employer with at least 10,000 employees, or (ii) have plan assets of $100 million or more

4. Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion

5. Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group, if the group as a whole meets the $5 million minimum investment requirement. A qualified group is one that:

         /bullet/   Was formed at least six months ago,

         /bullet/   Has a purpose other than buying fund shares at a discount,

         /bullet/   Has more than 10 members,

         /bullet/ Can arrange for meetings between our representatives and group members,

         /bullet/ Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

         /bullet/ Agrees to arrange for payroll deduction or other bulk transmission of investments to the respective fund, and

         /bullet/ Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the funds. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

PAYMENTS TO SECURITIES DEALERS

Securities Dealers who initiate and are responsible for purchases of Advisor Class shares may receive up to 0.25% of the amount invested. The payment is subject to the sole discretion of Distributors, and is paid by Distributors or one of its affiliates and not by a fund or its shareholders.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and some do not offer Advisor Class shares.


PAGE


-------------------------------------- ----------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions
                                       2. Include any outstanding share
                                          certificates for the shares you want
                                          to exchange
-------------------------------------- ---------------------------------------
BY PHONE                               Call Shareholder Services or TeleFACTS(R)

                                          If you do not want the ability to
                                          exchange by phone to apply to your
                                          account, please let us know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- --------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


/bullet/ You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


/bullet/ You may only exchange shares within the SAME CLASS, except as noted below.

/bullet/ The accounts must be identically registered. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

/bullet/ Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.

/bullet/ The fund you are exchanging into must be eligible for sale in your state.

/bullet/ We may modify or discontinue our exchange policy if we give you 60 days' written notice.

/bullet/ Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request, (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe a fund would be harmed or unable to invest effectively, or (ii) a fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

If you want to exchange into a fund that does not currently offer an Advisor Class, you may exchange your Advisor Class shares for Class I shares of that fund at Net Asset Value. If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund or Templeton Growth Fund, you may exchange the Advisor Class shares you own for Class I shares of those funds or of Templeton Institutional Funds, Inc. at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. You may also exchange your Advisor Class shares for Class Z shares of Franklin Mutual Series Fund Inc.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions.
                                       If you would like your redemption
                                       proceeds wired to a bank account, your
                                       instructions should include:


                                       /bullet/ The name, address and telephone
                                                number of the bank where you
                                                want the proceeds sent

                                       /bullet/ Your bank account number

                                       /bullet/ The Federal Reserve ABA routing
                                                number

                                       /bullet/ If you are using a savings and
                                                loan or credit union, the name
                                                of the corresponding bank and
                                                the account number

                                       2. Include any outstanding share
                                       certificates for the shares you are
                                       selling

                                       3. Provide a signature guarantee if
                                       required

                                       4. Corporate, partnership and trust
                                       accounts may need to send additional
                                       documents. Accounts under court
                                       jurisdiction may have other requirements.


-------------------------------------- ----------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                                       Telephone requests will be accepted:

                                       /bullet/ If the request is $50,000 or
                                                less. Institutional accounts may
                                                exceed $50,000 by completing a
                                                separate agreement. Call
                                                Institutional Services to
                                                receive a copy.
                                       /bullet/ If there are no share
                                                certificates issued for the
                                                shares you want to sell or you
                                                have already returned them to
                                                the fund
                                       /bullet/ Unless you are selling shares in
                                                a Trust Company retirement plan
                                                account
                                       /bullet/ Unless the address on your
                                                account was changed by phone
                                                within the last 15 days

                                                If you do not want the ability
                                                to redeem by phone to apply to
                                                your account, please let us
                                                know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?

Each fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUNDS DO NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN THEIR SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from a fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the fund by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund. You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE RESPECTIVE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

You buy and sell Advisor Class shares at the Net Asset Value per share. The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED


The funds are open for business each day the NYSE is open. We determine the Net Asset Value per share as of the close of the NYSE, normally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the respective fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. Each fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

/bullet/  Your name,


/bullet/  The fund's name,


/bullet/  The class of shares,

/bullet/  A description of the request,

/bullet/  For exchanges, the name of the fund you are exchanging into,

/bullet/  Your account number,

/bullet/  The dollar amount or number of shares, and

/bullet/ A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

------------------------------- ---------------------------------------------
TYPE OF ACCOUNT                 DOCUMENTS REQUIRED
------------------------------- ---------------------------------------------
CORPORATION                     Corporate Resolution
------------------------------- ---------------------------------------------
PARTNERSHIP                     1. The pages from the partnership agreement that
                                identify the general partners, or
                                2. A certification for a partnership agreement
------------------------------- ----------------------------------------------
TRUST                           1. The pages from the trust document that
                                identify the trustees, or
                                2. A certification for trust
------------------------------- ----------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer.

Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the funds. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts. These minimums do not apply to accounts managed by the Franklin Templeton Group, the Franklin Templeton Profit Sharing 401(k) Plan, the series of Franklin Templeton Fund Allocator Series, or certain defined contribution plans that qualify to buy shares with no minimum initial investment requirement.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in each fund. Under the plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of a fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by a fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

/bullet/  obtain information about your account;

/bullet/  obtain price information about any Franklin Templeton Fund; and

/bullet/ request duplicate statements and deposit slips for Franklin Templeton accounts.

You will need the fund's code number to use TeleFACTS(R). The code number is 619 for Greater European Fund, and 618 for Latin America Fund.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

/bullet/ Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

/bullet/ Financial reports of the funds will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of a fund's financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of each fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, a fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The funds and Distributors are also located at this address. Global Advisors is located at P.O. Box N-7759, Lyford Cay, Nassau, Bahamas. Investment Counsel is located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. You may also contact us by phone at one of the numbers listed below.


                                                                 HOURS OF OPERATION
                                                                   (EASTERN TIME)
DEPARTMENT NAME                     TELEPHONE NO.                (MONDAY THROUGH FRIDAY)
Shareholder Services                1-800/632-2301               8:30 a.m. to 8:00 p.m.
Dealer Services                     1-800/524-4040               8:30 a.m. to 8:00 p.m.
Fund Information                    1-800/DIAL BEN               8:30 a.m. to 11:00 p.m.
                                    (1-800/342-5236)             9:30 a.m. to 5:30 p.m.
                                                                 (Saturday)
Retirement Plan Services            1-800/527-2020               8:30 a.m. to 8:00 p.m.
Institutional Services              1-800/321-8563               9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)              1-800/851-0637               8:30 a.m. to 8:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


PAGE


GLOSSARY

USEFUL TERMS AND DEFINITIONS

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I, CLASS II AND ADVISOR CLASS - Each fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the respective fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

CODE - Internal Revenue Code of 1986, as amended


DEPOSITARY RECEIPTS - are certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the funds' administrator

GLOBAL ADVISORS - Templeton Global Advisors Limited, Greater European Fund's investment manager

INVESTMENT COUNSEL - Templeton Investment Counsel, Inc., Latin America Fund's investment manager


INVESTMENT MANAGER(S) - Global Advisors and Investment Counsel.


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent


IRA - Individual retirement account or annuity qualified under section 408 of the Code


IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund(s) and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.







PAGE


                                 CLASS I AND II
                      STATEMENT OF ADDITIONAL INFORMATION

PAGE



TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION

AUGUST 1, 1998


100 FOUNTAIN PARKWAY, P.O. BOX 33030
ST. PETERSBURG, FL 33733-8030 1-800/DIAL BEN

TABLE OF CONTENTS



How Do the Funds Invest Their Assets?........................
What Are the Risks of Investing in the Funds?................
Investment Restrictions......................................
Officers and Trustees........................................
Investment Management
 and Other Services..........................................
How Do the Funds Buy
 Securities for Their Portfolios?............................
How Do I Buy, Sell and Exchange Shares?......................
How Are Fund Shares Valued?..................................
Additional Information on
 Distributions and Taxes.....................................
The Funds' Underwriter.......................................
How Do the Funds Measure Performance?........................
Miscellaneous Information....................................
Financial Statements.........................................
Useful Terms and Definitions.................................
Appendix.....................................................
 Description of Ratings......................................



        When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

Templeton Global Investment Trust (the "Trust") is an open-end management investment company with five separate series. There are four diversified series:
Templeton Growth and Income Fund ("Growth and Income Fund"); Templeton Global Infrastructure Fund ("Infrastructure Fund"); Templeton Greater European Fund ("Greater European Fund"); and Templeton Latin America Fund ("Latin America Fund"). There is one non-diversified series: Templeton Americas Government Securities Fund ("Americas Government Securities Fund").

Each fund may, separately or collectively, be referred to as the "fund" or "funds," or individually by its name.

Each fund's Prospectus, dated August 1, 1998, which we may amend from time to time, contains the basic information you should know before investing in the fund. For a free copy, call 1-800/DIAL BEN.


This SAI describes each fund's (except Americas Government Securities Fund) Class I and Class II shares. Americas Government Securities Fund offers one class of shares. Greater European Fund and Latin America Fund currently offer another share class with a different sales charge and expense structure, which affects performance. To receive more information about the funds' other share class, contact your investment representative or call 1-800/DIAL BEN.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

     ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

     ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

     ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.




HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?

Growth and Income Fund's investment goal is high total return (a combination of capital growth and income). The fund tries to achieve its investment goal by a flexible policy of investing in equity and debt securities of U.S. and foreign companies.

Infrastructure Fund's investment goal is long-term capital growth. The fund tries to achieve its investment goal by a flexible policy of investing in the equity and debt securities of U.S and foreign companies that are principally engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of any nation.

Greater European Fund's investment goal is long-term capital appreciation. The funds tries to achieve its investment goal by investing, under normal market conditions, at least 75% of its total assets in equity securities of Greater European companies.

Latin America Fund's investment goal is long-term capital appreciation. The fund tries to achieve its investment goal by investing at least 65% of its total assets in the equity and debt securities of Latin America issuers.

Americas Government Securities Fund's investment goal is to provide a high level of current income, with total return as a secondary goal. The fund tries to achieve its investment goal by investing, under normal market conditions, at least 65% of its total assets in fixed-income securities, including debt securities and mortgaged-backed and asset-backed securities, issued or guaranteed by government entities of Western Hemisphere countries (located in North, South and Central America and the surrounding waters).

These goals are fundamental, which means that they may not be changed without shareholder approval.

MORE INFORMATION ABOUT THE KINDS OF SECURITIES THE FUNDS BUY

The following gives more detailed information about the funds' investment policies and the types of securities that they may buy. Please read this information together with the section "How Does the Fund Invest Its Assets?" in the respective fund's Prospectus.

EQUITY SECURITIES. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants or rights. Convertible securities typically are debt securities or preferred stocks which are convertible into common stock after certain time periods or under certain circumstances. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

DEBT SECURITIES. A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the fund's Net Asset Value.

BRADY BONDS. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). There can be no assurance that Brady Bonds in which the funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a fund to suffer a loss of interest or principal on any of its holdings.

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of Venezuelan Brady Bonds and Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Investment Manager of each fund will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a fund's ability to dispose of the underlying securities. A fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board, I.E., banks or broker-dealers which have been determined by the fund's Investment Manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.


ILLIQUID AND RESTRICTED SECURITIES. Each fund may invest up to 15% of its total assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. A fund may be unable to dispose of its holdings in illiquid securities at then-current market prices and may have to dispose of such securities over extended periods of time. A fund may also invest in securities that are sold (i) in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, or (ii) in transactions between qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Such restricted securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a fund or less than their fair value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a fund may be required to bear the expenses of registration. Each fund will limit its investment in restricted securities other than Rule 144A securities to 10% of its total assets, and will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets. Restricted securities, other than Rule 144A securities determined by the Board of Trustees to be liquid, are considered to be illiquid and are subject to a fund's limitation on investment in illiquid securities.


STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which each fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which each fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

Each fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although each fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leveraged for purposes of the limitations placed on the extent of such fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. A fund's investment in these structured investments may be limited by its investment restrictions. See "Investment Restrictions" below. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to a fund's restrictions on investments in illiquid securities.



CLOSED-END INVESTMENT COMPANIES. Greater European Fund and Latin America Fund may invest in other closed-end investment companies, except those for which its Investment Manager serves as investment advisor or sponsor, which invest principally in securities in which the fund is authorized to invest. Under the 1940 Act, each fund may invest a maximum of 10% of its total assets in the securities of other investment companies and not more than 5% of the fund's total assets in the securities of any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. To the extent a fund invests in other investment companies, a fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees. A fund's investment in certain investment companies will result in special U.S. federal income tax consequences described under "Additional Information on Distributions and Taxes."



CONVERTIBLE SECURITIES. The funds may invest in convertible securities, including convertible debt and convertible preferred stock. Convertible securities are fixed-income securities which may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. These securities are usually senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed-income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). The investment value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The conversion value of a convertible security is influenced by the value of the underlying common stock.

FUTURES CONTRACTS. Each fund may purchase and sell financial futures contracts. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

Each fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.

At the time a fund purchases a futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the fund's custodian. When writing a futures contract, a fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a fund may "cover" its position by owning the instruments underlying the contract or, in the case of an index futures contract, owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the fund to purchase the same futures contract at a price no higher than the price of the contract written by the fund (or at a higher price if the difference is maintained in liquid assets with the fund's custodian).

OPTIONS ON SECURITIES, INDICES AND FUTURES. Each fund may write covered put and call options and purchase put and call options on securities, securities indices and futures contracts that are traded on U.S. and foreign exchanges and over-the-counter.

An option on a security or a futures contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

Each fund may write a call or put option only if the option is "covered." A call option on a security or futures contract written by a fund is "covered" if the fund owns the underlying security or futures contract covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security or futures contract is also covered if a fund holds a call on the same security or futures contract and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash or high grade U.S. government securities in a segregated account with its custodian. A put option on a security or futures contract written by a fund is "covered" if the fund maintains cash or fixed-income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A fund will cover call options on securities indices that it writes by owning securities whose price changes, in the opinion of the Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index. In that event, a fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A fund will cover put options on securities indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

A fund will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index or futures contract on which a fund has written a call option falls or remains the same, the fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index or futures contract rises, however, a fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, a fund assumes the risk of a decline in the underlying security, index or futures contract. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index or futures contract, writing covered put options will increase a fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

Each fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of a fund's investments does not decline as anticipated, or if the value of the option does not increase, the fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index or futures contract and the changes in value of a fund's security holdings being hedged.

A fund may purchase call options on individual securities or futures contracts to hedge against an increase in the price of securities or futures contracts that it anticipates purchasing in the future. Similarly, a fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, a fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index or futures contract does not rise.

There can be no assurance that a liquid market will exist when a fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by a fund, as well as the cover for options written by a fund, are considered not readily marketable and are subject to each fund's limitation on investments in securities that are not readily marketable. See "Investment Restrictions."

FOREIGN CURRENCY HEDGING TRANSACTIONS. In order to hedge against foreign currency exchange rate risks, each fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. Each fund may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.


A fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when a fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with a fund's forward foreign currency transactions, an amount of its assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, a fund will always have cash, cash equivalents or high quality debt securities available in an amount sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission, it may in the future assert authority to regulate forward contracts. In such event, the funds' ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a fund than if it had not engaged in such contracts.


A fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and a fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to its position, a fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a fund will be traded on U.S. and foreign exchanges or over-the-counter.

A fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a fund's portfolio securities or adversely affect the prices of securities that a fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of the Investment Manager to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.


WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

FOREIGN SECURITIES. Each fund has the right to purchase securities in any foreign country, developed or developing. You should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.


There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The funds, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.


To the extent of the Communist Party's influence, investments in such countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a fund could lose a substantial portion of any investments it has made in the affected countries.

Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Although in most Eastern European countries the local currencies have been allowed to fluctuate according to their market value, various foreign exchange restrictions remain in effect, limiting the ability of foreign investors to repatriate their profits. The conversion rates for certain Eastern European currencies may be artificial to the actual market values of the currencies and may be adverse to fund shareholders. Further, accounting standards which exist in Eastern European countries may differ from U.S. standards.

Governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of a fund's cash and securities, the fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (k) dependency on exports and the corresponding importance of international trade; (l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (m) possible difficulty in identifying a purchaser of securities held by a fund due to the underdeveloped nature of the securities markets; (n) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia;
(o) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (p) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence or even mere oversight. While each fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a fund from investing in the securities of certain Russian companies deemed suitable by its Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by a fund if a potential purchaser is deemed unsuitable, which may expose the fund to potential loss on the investment.

Each fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political, economic or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.


Investing in Latin American issuers involves a high degree of risk and special considerations not typically associated with investing in the U.S. and other more developed securities markets, and should be considered highly speculative. Such risks include: (i) restrictions or controls on foreign investment and limitations on repatriation of invested capital and Latin America Fund's ability to exchange local currencies for U.S. dollars; (ii) higher and sometimes volatile rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (iii) the risk that certain Latin American countries, which are among the largest debtors to commercial banks and foreign governments and which have experienced difficulty in servicing sovereign debt obligations in the past, may negotiate to restructure sovereign debt obligations; (iv) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) more substantial government involvement in and control over the local economies; and
(vii) dependency on exports and the corresponding importance of international trade.

Latin American countries may be subject to a greater degree of economic, political, and social instability than is the case in the U.S., Japan, or Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in governmental control through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies and terrorist activities; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection; and (vi) drug trafficking.

The funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the funds' portfolio securities are denominated may have a detrimental impact on the funds. Through the flexible policy of the funds, the Investment Managers endeavor to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time they place the funds' investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Board considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of an Investment Manager, any losses resulting from the holding of portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the Board's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments will not occur.



LOW-RATED SECURITIES. Bonds which are rated Baa by Moody's are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated D by S&P are the lowest rated class of bonds, and generally are in payment default. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than do higher rated securities, high-risk, low rated debt securities (commonly referred to as "junk bonds") and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a fund to obtain accurate market quotations for the purposes of valuing the fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a fund may incur additional expenses seeking recovery.

A fund may accrue and report interest income on high yield bonds, such as zero coupon bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, and to generally be relieved of federal tax liabilities, a fund must distribute all of its net income and gains to shareholders (see "Additional Information on Distributions and Taxes") generally on an annual basis. A fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash in order to satisfy the distribution requirement.

DERIVATIVE SECURITIES. A fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The funds intend to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of futures and options for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or options and movements in the prices of the securities being hedged. Successful use of futures and related options by a fund for hedging purposes also depends upon an Investment Manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.


There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a fund seeks to close out an option position. If a fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the fund, it would not be able to close out the option. If restrictions on exercise were imposed, a fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a fund is covered by an option on the same index purchased by the fund, movements in the index may result in a loss to the fund; however, such losses may be mitigated by changes in the value of the fund's securities during the period the option was outstanding.


INVESTMENT RESTRICTIONS

The funds have adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of a fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the fund or (ii) 67% or more of the shares of the fund present at a shareholder meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy, whichever is less. Each fund MAY NOT:

    1. Invest in real estate or mortgages on real estate (although the funds may invest in marketable securities secured by real estate or interests therein); invest in other open-end investment companies (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in each fund's Prospectus).

    2. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if, as a result, as to 75% of a fund's total assets (a) more than 5% of the fund's total assets would then be invested in securities of any single issuer, or (b) the fund would then own more than 10% of the voting securities of any single issuer; provided, however, that this restriction does not apply to Americas Government Securities Fund.

    3. Act as an underwriter; issue senior securities except as set forth in investment restriction 6 below; or purchase on margin or sell short, except that each fund may make margin payments in connection with futures, options and currency transactions.

    4. Loan money, except that a fund may (a) purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (b) enter into repurchase agreements and (c) lend its portfolio securities.

    5. Borrow money, except that a fund may borrow money from banks in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed).

    6. Mortgage, pledge or hypothecate its assets (except as may be necessary in connection with permitted borrowings); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on future contracts.

    7. Invest more than 25% of its total assets in a single industry.

    8. Participate on a joint or a joint and several basis in any trading account in securities. (See "How Do the Funds Buy Securities for Their Portfolios?") as to transactions in the same securities for the funds, other clients and/or other mutual funds within the Franklin Templeton Group of Funds.)

If a fund receives from an issuer of securities held by the fund subscription rights to purchase securities of that issuer, and if the fund exercises such subscription rights at a time when the fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in Investment Restrictions 2 or 7 above, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

ADDITIONAL RESTRICTIONS. The funds have adopted the following additional restrictions which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, each fund MAY NOT:

    1. Purchase or retain securities of any company in which Trustees or officers of the Trust or of a fund's Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

    2. Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

    3. Invest more than 5% of its net assets in warrants whether or not listed on the NYSE or the American Stock Exchange, and more than 2% of its net assets in warrants that are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

    4. Purchase or sell real estate limited partnership interests.

    5. Purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs).

    6. Invest for the purpose of exercising control over management of any company.

    7. Purchase more than 10% of a company's outstanding voting securities.

    8. Invest more than 15% of the fund's total assets in securities that are not readily marketable (including repurchase agreements maturing in more than seven days and over-the-counter options purchased by the fund), including no more than 10% of its total assets in restricted securities. Rule 144A securities are not subject to the 10% limitation on restricted securities, although each fund will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets.


Each fund may also be subject to investment limitations imposed by foreign jurisdictions in which the fund sells its shares.

If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. In this case, the fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Trust, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Trust under the 1940 Act are indicated by an asterisk (*).




                                            POSITIONS AND
                                            OFFICES WITH THE
NAME, ADDRESS AND AGE                         TRUST                  PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
HARRIS J. ASHTON                             Trustee               Director, RBC Holdings, Inc. (a bank holding
191 Clapboard Ridge                                                company) and Bar-S Foods (a meat packing
Greenwich, Connecticut 06830                                       company); director or trustee, as the case may
Age 66                                                             be, of 50 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   President, Chief Executive Officer and Chairman
                                                                   of the Board, General Host Corporation (nursey
                                                                   and craft centers).

*NICHOLAS F. BRADY                           Trustee               Chairman, Templeton Emerging Markets Investment
 The Bullitt House                                                 Trust PLC, Templeton Latin America Investment
 102 East Dover Street                                             Trust PLC, Darby Overseas Investments, Ltd. and
 Easton, Maryland 21601                                            Darby Emerging Markets Investments LDC
 Age 68                                                            (investment firms) (1994-present); Chairman and
                                                                   Director, Templeton Central and Eastern European
                                                                   Investment Company; Director, Templeton Global
                                                                   Strategy Funds, Amerada Hess Corporation,
                                                                   Christiana Companies, and the H.J. Heinz Company;
                                                                   director or trustee, as the case may be, of 21 of
                                                                   the investment companies in the Franklin Templeton
                                                                   Group of Funds; and formerly, Secretary of the
                                                                   United States Department of the Treasury (1988-1993)
                                                                   and Chairman of the Board, Dillion, Read & Co., Inc.
                                                                   (investment banking) prior to 1988.

MARTIN L. FLANAGAN                           Trustee and Vice      Senior Vice President and Chief Financial
777 Mariners Island Blvd.                    President             Officer, Franklin Resources, Inc.; Executive
San Mateo, California 94404                                        Vice President and Director, Templeton
Age 38                                                             Worldwide, Inc.; Executive Vice President, Chief
                                                                   Operating Officer and Director, Templeton
                                                                   Investment Counsel, Inc.; Senior Vice President and
                                                                   Treasurer, Franklin Advisers, Inc.; Treasurer,
                                                                   Franklin Advisory Services, Inc.; Treasurer and
                                                                   Chief Financial Officer, Franklin Investment
                                                                   Advisory Services, Inc.; President, Franklin
                                                                   Templeton Services, Inc.; Senior Vice President,
                                                                   Franklin/Templeton Investor Services, Inc.; and
                                                                   officer and/or director or trustee, as the case may
                                                                   be, of 54 of the investment companies in the
                                                                   Franklin Templeton Group of Funds.

S. JOSEPH FORTUNATO                          Trustee               Member of the law firm of Pitney, Hardin, Kipp &
Park Avenue at Morris County                                       Szuch; director or trustee, as the case may be,
P.O. Box 1945                                                      of 52 of the investment companies in the
Morristown, NJ 07962-1945                                          Franklin Templeton Group of Funds; and formerly,
Age 66                                                             Director, General Host Corporation (nursery and
                                                                   craft centers).

JOHN Wm. GALBRAITH                           Trustee               President, Galbraith Properties, Inc. (personal
360 Central Avenue                                                 investment company); Director, Gulf West Banks,
Suite 1300                                                         Inc. (bank holding company) (1995-present);
St. Petersburg, Florida 33701                                      director or trustee, as the case may be, of 20
Age 76                                                             of the investment companies in the Franklin
                                                                   Templeton Group of Funds; and formerly,
                                                                   Director, Mercantile Bank (1991-1995), Vice
                                                                   Chairman, Templeton, Galbraith & Hansberger Ltd.
                                                                   (1986-1992) and Chairman, Templeton Funds
                                                                   Management, Inc. (1974-1991).

ANDREW H. HINES, JR.                         Trustee               Consultant for the Triangle Consulting Group;
150 Second Avenue N.                                               Executive-in-Residence of Eckerd College
St. Petersburg, Florida 33701                                      (1991-present); director or trustee, as the case
Age 75                                                             may be, of 22 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Chairman and Director, Precise Power Corporation
                                                                   (1990-1997); Director, Checkers Drive-In Restaurant,
                                                                   Inc. (1994-1997); Chairman of the Board and Chief
                                                                   Executive Officer, Florida Progress Corporation
                                                                   (1982-1990) and Director of various of its
                                                                   subsidiaries.

EDITH E. HOLIDAY                             Trustee               Director (1993-present), Amerada Hess
3239 38th Street, N.W.                                             Corporation and Hercules Incorporated; Director,
Washington, DC 20016                                               Beverly Enterprises, Inc. (1995-present) and
Age 46                                                             H.J. Heinz Company (1994-present); director or
                                                                   trustee, as the case may be, of 25 of the
                                                                   investment companies in the Franklin Templeton
                                                                   Group of Funds; and formerly, Chairman (1995-1997)
                                                                   and Trustee (1993-1997) of National Child Research
                                                                   Center; Assistant to the President of the United
                                                                   States and Secretary of the Cabinet (1990-1993),
                                                                   General Counsel to the United States Treasury
                                                                   Department (1989-1990) and Counselor to the
                                                                   Secretary and Assistant Secretary for Public
                                                                   Affairs and Public Liaison-United States
                                                                   Treasury Department (1988-1989).

* CHARLES B. JOHNSON                         Chairman of           President, Chief Executive Officer and Director,
777 Mariners Island Blvd.                    the Board and Vice    Franklin Resources, Inc.; Chairman of the Board
San Mateo, California 94404                  President             and Director, Franklin Advisers, Inc., Franklin
Age 65                                                             Advisory Services, Inc., Franklin Investment
                                                                   Advisory Services, Inc. and Franklin Templeton
                                                                   Distributors, Inc.; Director, Franklin/Templeton
                                                                   Investor Services, Inc. and Franklin Templeton
                                                                   Services, Inc.; officer and/or director or
                                                                   trustee, as the case may be, of most of the
                                                                   other subsidiaries of Franklin Resources, Inc.
                                                                   and of 51 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Director, General Host Corporation (nursery and
                                                                   craft centers).

BETTY P. KRAHMER                             Trustee               Director or Trustee of various civic
2201 Kentmere Parkway                                              associations; director or trustee, as the case
Wilmington, Delaware 19806                                         may be, of 21 of the investment companies in the
Age 69                                                             Franklin Templeton Group of Funds; and formerly,
                                                                   Economic Analyst, U.S. government.

GORDON S. MACKLIN                            Trustee               Chairman, White River Corporation (financial
8212 Burning Tree Road                                             services); Director, Fund American Enterprises
Bethesda, Maryland 20817                                           Holdings, Inc., MCI Communications Corporation,
Age 70                                                             CCC Information Services Group, Inc.(information
                                                                   services), MedImmune, Inc. (biotechnology), Spacehab,
                                                                   Inc. (aerospace services) and Real 3D (software);
                                                                   director or trustee, as the case may be, of 50 of
                                                                   the investment companies in the Franklin Templeton
                                                                   Group of Funds; and FORMERLY, Chairman, Hambrecht
                                                                   and Quist Group, Director, H & Q Healthcare
                                                                   Investors, and Lockheed Martin Corporation and
                                                                   President, National Association of Securities
                                                                   Dealers, Inc.

FRED R. MILLSAPS                             Trustee               Manager of personal investments (1978-present);
2665 N.E. 37th Drive                                               Director of various business and nonprofit
Fort Lauderdale, Florida 33308                                     organizations; director or trustee, as the case
Age 69                                                             may be, of 22 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Chairman and Chief Executive Officer of Landmark
                                                                   Banking Corporation (1969-1978), Financial Vice
                                                                   President of Florida Power and Light (1965-1969)
                                                                   and Vice President of the Federal Reserve Bank
                                                                   of Atlanta (1958-1965).

MARK G. HOLOWESKO                            President             President and Chief Investment Officer,
Lyford Cay                                                         Templeton Global Advisors Limited; Executive
Nassau, Bahamas                                                    Vice President and Director, Templeton
Age 38                                                             Worldwide, Inc.; officer of 21 of the investment
                                                                   companies in the Franklin Templeton Group of
                                                                   Funds; and formerly, Investment Administrator
                                                                   with RoyWest Trust Corporation (Bahamas) Limited
                                                                   (1984-1985).

RUPERT H. JOHNSON, JR.                       Vice President        Executive Vice President and Director, Franklin
777 Mariners Island Blvd.                                          Resources, Inc. and Franklin Templeton
San Mateo, California 94404                                        Distributors, Inc.; President and Director,
Age 57                                                             Franklin Advisers, Inc.; Senior Vice President
                                                                   and Director, Franklin Advisory Services, Inc.
                                                                   and Franklin Investment Advisory Services, Inc.;
                                                                   Director, Franklin/Templeton Investor Services,
                                                                   Inc.; and officer and/or director or trustee, as
                                                                   the case may be, of most of the other
                                                                   subsidiaries of Franklin Resources, Inc. and of
                                                                   54 of the investment companies in the Franklin
                                                                   Templeton Group of Funds.

HARMON E. BURNS                              Vice President        Executive Vice President and Director, Franklin
777 Mariners Island Blvd.                                          Resources, Inc.; Executive Vice President and
San Mateo, California 94404                                        Director, Franklin Templeton Distributors, Inc.
Age 53                                                             and Franklin Templeton Services, Inc.; Executive
                                                                   Vice President, Franklin Advisers, Inc.;
                                                                   Director, Franklin/Templeton Investor Services,
                                                                   Inc.; and officer and/or director or trustee, as
                                                                   the case may be, of most of the other subsidiaries
                                                                   of Franklin Resources, Inc. and of 54 of the
                                                                   investment companies in the Franklin Templeton
                                                                   Group of Funds.

CHARLES E. JOHNSON                           Vice President        Senior Vice President and Director, Franklin
500 East Broward Blvd.                                             Resources, Inc.; Senior Vice President, Franklin
Fort Lauderdale, Florida 33394-3091                                Templeton Distributors, Inc.; President and
Age 42                                                             Director, Templeton Worldwide, Inc.; President,
                                                                   Chief Executive Officer, Chief Investment
                                                                   Officer and Director, Franklin Institutional
                                                                   Services Corporation; Chairman and Director,
                                                                   Templeton Investment Counsel, Inc.; Vice President,
                                                                   Franklin Advisers, Inc.; officer and/or director
                                                                   of some of the subsidiaries of Franklin Resources,
                                                                   Inc.; and officer and/or director or trustee, as
                                                                   the case may be, of 35 of the investment companies in
                                                                   the Franklin Templeton Group of Funds.

DEBORAH R. GATZEK                            Vice President        Senior Vice President and General Counsel,
777 Mariners Island Blvd.                                          Franklin Resources, Inc.; Senior Vice President,
San Mateo, California 94404                                        Franklin Templeton Services, Inc. and Franklin
Age 49                                                             Templeton Distributors, Inc.; Vice President,
                                                                   Franklin Advisers, Inc. and Franklin Advisory
                                                                   Services, Inc.; Vice President, Chief Legal
                                                                   Officer and Chief Operating Officer, Franklin
                                                                   Investment Advisory Services, Inc.; and officer
                                                                   of 54 of the investment companies in the
                                                                   Franklin Templeton Group of Funds.

SAMUEL J. FORESTER, JR.                      Vice President        Vice President of 10 of the investment companies
500 East Broward Blvd                                              in the Franklin Templeton Group of Funds; and
Fort Lauderdale, Florida 33394-3091                                formerly, President, Templeton Global Bond
Age 50                                                             Managers, a division of Templeton Investment
                                                                   Counsel, Inc.; founder and partner of Forester,
                                                                   Hairston Investment Management (1989-1990),
                                                                   Managing Director (Mid-East Region), Merrill
                                                                   Lynch, Pierce, Fenner & Smith Inc. (1987-1988)
                                                                   and Advisor for Saudi Arabian Monetary
                                                                   Agency (1982-1987).

JOHN R. KAY                                  Vice President        Vice President and Treasurer, Templeton
500 East Broward Blvd                                              Worldwide, Inc.; Assistant Vice President,
Fort Lauderdale, Florida 33394-3091                                Franklin Templeton Distributors, Inc.; officer
Age 58                                                             of 25 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Vice President and Controller, Keystone Group,
                                                                   Inc.

GARY R. CLEMONS                              Vice President        Senior Vice President, Templeton Investment
500 East Broward Blvd.                                             Counsel, Inc.; and formerly, Research Analyst
Fort Lauderdale, Florida 33394-3091                                for Templeton Quantitative Advisors, Inc.
Age 41

DOUGLAS R. LEMPEREUR                         Vice President        Managing Director of Global Corporate
500 East Broward Blvd.                                             Development, Templeton Worldwide, Inc.; officer
Fort Lauderdale, Florida 33394-3091                                of 3 of the investment companies in the Franklin
Age 49                                                             Templeton Group of Funds; and formerly, Securities
                                                                   Analyst for Colonial Management Associates (1985-1988),
                                                                   Standish, Ayer & Wood (1977-1985), and The First
                                                                   National Bank of Chicago (1974-1977).

NEIL S. DEVLIN                               Vice President        Executive Vice President and Chief Investment
500 East Broward Blvd.                                             Officer, Templeton Global Bond Managers, a
Fort Lauderdale, Florida 33394-3091                                division of Templeton Investment Counsel, Inc.;
Age 42                                                             officer of 4 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Portfolio Manager and Bond Analyst for Constitution
                                                                   Capital Management (1985-1987), and a Bond Trader
                                                                   and Research Analyst for the Bank of  New England
                                                                   (1982-1985).

ELIZABETH M. KNOBLOCK                        Vice President-       General Counsel, Secretary and a Senior Vice
500 East Broward Blvd.                       Compliance            President, Templeton Investment Counsel, Inc.;
Fort Lauderdale, Florida 33394-3091                                Senior Vice President, Templeton Global
Age 43                                                             Investors, Inc.; officer of 21 of the investment
                                                                   companies in the Franklin Templeton Group of
                                                                   Funds; and formerly, Vice President and
                                                                   Associate General Counsel, Kidder Peabody & Co.
                                                                   Inc. (1989-1990), Assistant General Counsel,
                                                                   Gruntal & Co., Inc. (1988), Vice President and
                                                                   Associate General Counsel, Shearson Lehman
                                                                   Hutton Inc. (1988), Vice President and Assistant
                                                                   General Counsel, E.F. Hutton & Co. Inc.
                                                                   (1986-1988), and Special Counsel of the Division
                                                                   of Investment Management of the U.S. Securities
                                                                   and Exchange Commission (1984-1986).

JAMES R. BAIO                                Treasurer             Certified Public Accountant; Treasurer, Franklin
500 East Broward Blvd.                                             Mutual Advisers, Inc.; Senior Vice President,
Fort Lauderdale, Florida 33394-3091                                Templeton Worldwide, Inc., Templeton Global
Age 44                                                             Investors, Inc. and Templeton Funds Trust Company;
                                                                   officer of 22 of the investment companies in
                                                                   the Franklin Templeton Group of Funds; and formerly,
                                                                   Senior Tax Manager for Ernst & Young (certified
                                                                   public accountants) (1977-1989).

BARBARA J. GREEN                             Secretary             Senior Vice President, Templeton Worldwide,
500 East Broward Blvd.                                             Inc.; Senior Vice President, Templeton Global
Fort Lauderdale, Florida 33394-3091                                Investors, Inc.; officer of 21 of the investment
Age 50                                                             companies in the Franklin Templeton Group of
                                                                   Funds; and formerly, Deputy Director of the Division
                                                                   of Investment Management, Executive Assistant and
                                                                   Senior Advisor to the Chairman, Counselor to the
                                                                   Chairman, Special Counsel and Attorney Fellow, U.S.
                                                                   Securities and Exchange Commission (1986-1995),
                                                                   Attorney, Rogers & Wells, and Judicial Clerk, U.S.
                                                                   District Court (District of Massachusetts).

* Nicholas F. Brady, Martin L. Flanagan and Charles B. Johnson are "interested persons" as defined by the Investment Company under the 1940 Act. The 1940 Act limits the percentage of interested persons that can comprise a fund's board of directors. Charles B. Johnson is an interested person due to his ownership interest in Resources. Martin L. Flanagan is an interested person due to his employment affiliation with Resources. Mr. Brady's status as an interested person results from his business affiliations with Resources and Global Advisors. Mr. Brady and Resources are both limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady is Chairman and shareholder of Darby Emerging Markets Investment LDC, which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Global Advisors are limited partners of Darby Emerging Markets Fund, L.P. The remaining Board members of the Trust are not interested persons.


The table above shows the officers and Board members who are affiliated with Distributors and the Investment Managers. Nonaffiliated members of the Board and Mr. Brady are currently paid an annual retainer and/or fees for attendance at Board and committee meetings. Currently, the Trust pays the nonaffiliated Board members and Mr. Brady an annual retainer of $1,000 , a fee of $100 per Board meeting, and its portion of a flat fee of $2,000 for each audit committee meeting and/or nominating and compensation committee meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and Mr. Brady by the Trust and by other funds in the Franklin Templeton Group of Funds.




                                                                               NUMBER OF BOARDS IN THE
                                TOTAL FEES         TOTAL FEES RECEIVED FROM    FRANKLIN TEMPLETON GROUP
                               RECEIVED FROM      THE FRANKLIN TEMPLETON       OF FUNDS ON WHICH EACH
NAME                            THE TRUST*         GROUP OF FUNDS**             SERVES***
Harris J. Ashton                  $1,400              $344,642                        50
Nicholas F. Brady                  1,400               119,675                        21
S. Joseph Fortunato                1,400               361,562                        52
John Wm. Galbraith.                1,446               117,675                        20
Andrew H. Hines, Jr.               1,546               144,175                        22
Edith E. Holiday...                1,400                72,875                        25
Betty P. Krahmer...                1,400               119,675                        21
Gordon S. Macklin..                1,400               337,292                        50
Fred R. Millsaps...                1,546               144,175                        22

*For the fiscal year ended March 31, 1998.
**For the calendar year ended December 31, 1997.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 56 registered investment companies, with approximately 169 U.S. based funds or series.


Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


As of May 15, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the fund: approximately 1,687 shares of Growth and Income Fund - Class I, 1,075 shares of Infrastructure Fund - Class I, 446 shares of Americas Government Securities Fund - Class I, 274 shares of Greater European Fund - Class I and 488 shares of Latin America Fund - Class I, or less than 1% of the total outstanding shares of each fund's Class I shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGERS AND SERVICES PROVIDED. Each fund's Investment Manager provides investment research and portfolio management services, including the selection of securities for the respective fund to buy, hold or sell and the selection of brokers through whom the fund's portfolio transactions are executed. Global Advisors renders it services to the funds from outside the U.S. The Investment Managers' activities are subject to the review and supervision of the Board to whom the Investment Managers render periodic reports of the funds' investment activities. Each Investment Manager and its officers, directors and employees are covered by fidelity insurance for the protection of the fund.


The Investment Managers and their affiliates act as investment manager to numerous other investment companies and accounts. An Investment Manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the Investment Manager on behalf of each fund. Similarly, with respect to a fund, the Investment Manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. An Investment Manager is not obligated to refrain from investing in securities held by the fund or other funds that it manages. Of course, any transactions for the accounts of an Investment Manager and other access persons will be made in compliance with the Trust's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

Under an agreement with Investment Counsel, Advisers is the sub-advisor for Americas Government Securities Fund. Advisers provides Investment Counsel with investment management advice and assistance. Advisers provides Investment Counsel on an ongoing basis with research services, including information, analytical reports, computer screening studies, statistical data and factual resumes pertaining to securities.

MANAGEMENT FEES. Under its management agreement each fund pays an investment management fee. Growth and Income Fund and Greater European Fund each pay Global Advisors a monthly fee equal on an annual basis to 0.75% of its respective average daily net assets. Infrastructure Fund, Americas Government Securities Fund and Latin America Fund each pay Investment Counsel a monthly fee equal on an annual basis to 0.75%, 0.60% and 1.25%, respectively, of its average daily net assets. Each class of each fund pays its proportionate share of the management fee. Under the sub-advisory agreement, Investment Counsel pays Advisers a sub-advisory fee, in U.S. dollars, equal to an annual rate of 0.25% of Americas Government Securities Fund's average daily net assets. This fee is not a separate expense of such fund but is paid by Investment Counsel from the management fees it receives from the fund.


Management fees, before any advance waiver, were as follows:


      (INCLUDING WAIVER)
      YEAR ENDED MARCH 31                                        1998              1997            1996
      ----------------------------------                         ----              ----            ----

      Growth and Income Fund............                       $ 104,173          $       0       $      0
      Infrastructure Fund...............                         254,384            202,081        158,648
      Americas Government Securities Fund                              0                  0              0
      Greater European Fund.............                         29,958                   0              0(1)
      Latin America Fund................                        370,115              51,427              0(1)

    (1)For the period May 8, 1995 (commencement of operations) to March 31,
1996.

Under an agreement by each Investment Manager to limit or waive its fees (except for Infrastructure Fund), for the fiscal years and periods indicated, each fund paid the following management fees:

      (EXCLUDING WAIVER)
      YEAR ENDED MARCH 31                                      1998              1997               1996
      ----------------------------------                       ----              ----               ----
      Growth and Income Fund............                       $326,967         $157,964          $ 64,366
      Americas Government Securities Fund                        51,899            27,267           19,280
      Greater European Fund.............                        119,267           59,263            24,741(1)
      Latin America Fund................                        447,715          133,551            44,350(1)

    (1)For the period May 8, 1995 (commencement of operations) to March 31,
1996.

After July 31, 1999, these agreements may end at any time upon notice to the Board.

For the fiscal years ended March 31, 1998, 1997 and 1996, Investment Counsel paid Advisers sub-advisory fees of $0, $0, and $8,033.

MANAGEMENT AGREEMENTS. The management and sub-advisory agreements are in effect until August 1, 1999. They may continue in effect for successive annual periods if their continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to either agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. A management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the fund's outstanding voting securities on 60 days' written notice to the respective Investment Manager, or by the respective Investment Manager on 60 days' written notice to the fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act. The sub-advisory agreement may be terminated without penalty at any time by the Board or by vote of the holders of a majority of the fund's outstanding voting securities, or by either Investment Counsel or Advisers on not less than 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.


ADMINISTRATIVE SERVICES. Since October 1, 1996, FT Services has provided certain administrative services and facilities for the funds. Prior to that date, Templeton Global Investors, Inc. provided the same services to the funds. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, the Trust pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Trust's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is allocated between the funds according to their respective average daily net assets.

Administration fees, before any advance waiver, were as follows:


      (INCLUDING WAIVER)
      YEAR ENDED MARCH 31                                        1998              1997            1996
      ----------------------------------                       ------           ----------      -------

      Growth and Income Fund............                       $ 65,372         $      0        $      0
      Infrastructure Fund...............                         50,877           40,416          31,729
      Americas Government Securities Fund                         9,342                0               0
      Greater European Fund.............                         23,853            9,376               0(1)
      Latin America Fund................                         53,726           16,026               0(1)

    (1)For the period May 8, 1995 (commencement of operations) to March 31,
1996.

Under an agreement by the administrators to limit or waive their fees (except for Infrastructure Fund), for the fiscal years and periods indicated, each fund paid the following administrative fees:

     (EXCLUDING WAIVER)
     YEAR ENDED MARCH 31                                         1998              1997            1996
     ----------------------------------                        --------         ----------      -------

     Growth and Income Fund............                        $65,372          $ 31,593        $12,868
     Americas Government Securities Fund
                                                                12,975             6,819          4,822
     Greater European Fund.............                         23,853            11,851          4,949(1)
     Latin America Fund................                         53,726            16,026          5,322(1)

    (1)For the period May 8, 1995 (commencement of operations) to March 31,
1996.


SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is each fund's shareholder servicing agent and acts as each fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. Each fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the respective fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, New York 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of each fund's assets. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.


AUDITORS. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, are the funds' independent auditors. During the fiscal year ended March 31, 1998, their auditing services consisted of rendering an opinion on the financial statements included in each fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998, and review of the Trust's filings with the SEC.


HOW DO THE FUNDS BUY SECURITIES FOR THEIR PORTFOLIOS?


The Investment Managers select brokers and dealers to execute the respective fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, an Investment Manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by a fund is negotiated between its Investment Manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. An Investment Manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Investment Manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.


An Investment Manager may pay certain brokers commissions that are higher than those another broker may charge, if the Investment Manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the Investment Manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to an Investment Manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the Investment Manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to an Investment Manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services an Investment Manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits an Investment Manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, an Investment Manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Trust's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when a fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of a fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to that fund's Investment Manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the respective fund and one or more other investment companies or clients supervised by the fund's Investment Manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Investment Manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as a fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to a fund.

During the fiscal years and periods indicated, each fund paid the following brokerage commissions:


    YEAR ENDED MARCH 31                                           1998             1997             1996
    ----------------------------------                            ----             ----             ----

    Growth and Income Fund............                           $80,3841           $ 35,486       $ 26,767
    Infrastructure Fund...............                             52,572             71,025         56,451
    Americas Government Securities Fund                              0                     0              0
    Greater European Fund.............                             23,973             21,967         17,067(1)
    Latin America Fund................                            179,185             50,579         20,945(1)

    (1)For the period May 8, 1995 (commencement of operations) to March 31,
1996.

As of March 31, 1998, Infrastructure Fund, Americas Government Securities Fund, and Latin America Fund did not own securities of their regular broker-dealers.

As of March 31, 1998, Growth and Income Fund owned securities issued by Morgan Stanley Dean Witter & Co. valued in the aggregate at $568,425 and Greater European Fund owned securities issued by HSBC Holdings Plc. valued in the aggregate at $305,874. Except as noted Growth and Income Fund and Greater European Fund did not own any other securities issued by their regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


Each fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.


Securities laws of states where a fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of a fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in each fund's Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to a fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the funds' shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of a fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges for all funds except Americas Government Securities Fund:


SIZE OF PURCHASE - U.S. DOLLARS                                     SALES CHARGE
-------------------------------                                     ------------
Under $30,000                                                       3.0%
$30,000 but less than $50,000                                       2.5%
$50,000 but less than $100,000                                      2.0%
$100,000 but less than $200,000                                     1.5%
$200,000 but less than $400,000                                     1.0%
$400,000 or more                                                    0%

In conformity with local business practices in Taiwan, shares of Americas Government Securities Fund may be offered with the following schedule of sales charges:

SIZE OF PURCHASE - U.S. DOLLARS                                     SALES CHARGE
Under $30,000                                                       3%
$30,000 but less than $100,000                                      2%
$100,000 but less than $400,000                                     1%
$400,000 or more                                                    0%

OTHER PAYMENTS TO SECURITIES DEALERS. For each fund, except Americas Government Securities Fund, Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

For Americas Government Securities Fund, Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of its shares of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares as described in each fund's Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with a fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in each fund's Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If the amount of your total purchases, less redemptions, equals the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, exceeds the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the amount of your total purchases, less redemptions, is less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of a fund under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goal exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in each fund's Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from a fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

A fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the respective fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. Each fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the funds net assets and you may incur brokerage fees in converting the securities to cash. The funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to a fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


All checks, drafts, wires and other payment mediums used to buy or sell shares of a fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with a fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share as of the close of the NYSE, normally 4:00 p.m. Eastern time, each day that the NYSE is open for trading. As of the date of this SAI, the Trust is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of each fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by an Investment Manager.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by a fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Net Asset Value of each class is not calculated. Thus, the calculation of the Net Asset Value of each class does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, a fund may use a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES


DISTRIBUTIONS

DISTRIBUTIONS OF NET INVESTMENT INCOME. A fund receives income generally in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from its investments. This income, less expenses incurred in the operation of the fund, constitute its net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. A fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net short-term or long-term capital gains realized by the fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund.

Under the Taxpayer Relief Act of 1997 (the "1997 Act"), each fund is required to report the capital gain distributions paid to you from gains realized on the sale of portfolio securities using the following categories:

"28% RATE GAINS": gains resulting from securities sold by the fund after July 28, 1997 that were held for more than one year but not more than 18 months, and securities sold by the fund before May 7, 1997 that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 28%.

"20% RATE GAINS": gains resulting from securities sold by the fund after July 28, 1997 that were held for more than 18 months, and under a transitional rule, securities sold by the fund between May 7 and July 28, 1997 (inclusive) that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 20% for individual investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

The 1997 Act also provides for a new maximum rate of tax on capital gains of 18% for individuals in the 28% or higher federal income tax brackets and 8% for individuals in the 15% federal income tax bracket for "qualified 5-year gains." For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rates, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher rates may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property.

The fund will advise you at the end of each calendar year of the amount of its capital gain distributions paid during the calendar year that qualify for these maximum federal tax rates. Additional information on reporting these distributions on your personal income tax returns is available in Franklin Templeton's Tax Information Handbook. This handbook has been revised to include 1997 Act tax law changes. Please call Fund Information to request a copy. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.

CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. Each fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by a fund. Similarly, foreign exchange losses realized by the fund on the sale of debt instruments and certain other financial instruments are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.

FOREIGN TAX CREDITS INCLUDED IN DISTRIBUTIONS. A fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the fund at the end of its fiscal year are invested in securities of foreign corporations, the fund may elect to pass-through to you your pro rata share of foreign taxes paid by the fund. If this election is made, you will be (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the fund), and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. If the fund elects to pass through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata share of the foreign taxes paid by the fund. In this case, these taxes will be taken as a deduction by the fund, and the income reported to you will be the net amount after these deductions.

The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a fund. These provisions will allow investors who claim a credit for foreign taxes paid of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the fund to the investor or qualifies as passive investment-type income if received from other sources) to bypass the burdensome and detailed reporting requirements on the supporting foreign tax credit schedule (Form 1116) and report foreign taxes paid directly on page 2 of Form 1040. YOU SHOULD NOTE THAT THIS SIMPLIFIED PROCEDURE WILL NOT BE AVAILABLE UNTIL CALENDAR YEAR 1998.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. Each fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

TAXES



ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of each fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, each fund must meet certain specific requirements, including:

/bullet/ The fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the fund's total assets, and, with respect to 50% of the fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the fund's total assets or 10% of the outstanding voting securities of the issuer of the investment;

/bullet/ The fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

/bullet/ The fund must distribute to its shareholders at least 90% of its net investment income, net short-term gains and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires each fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares. The holding periods and categories of capital gain that apply under the 1997 Act are described above in the "Distributions" section.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

DEFERRAL OF BASIS. All or a portion of the sales charge that you paid for your shares in a fund will be excluded from your tax basis in any of the shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if you reinvest the sales proceeds in the fund or in another of the Franklin Templeton Funds, and the sales charge that would otherwise apply to your reinvestment is reduced or eliminated. The portion of the sales charge excluded from your tax basis in the shares sold will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because each fund's income is derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by each fund for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES. A fund's investments in options, futures contracts and forward contracts, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. Over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. Certain other options, futures and forward contracts entered into by the fund are generally governed by section 1256 of the Code. These "section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each such section 1256 position held by a fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the fund's fiscal year (and on other dates as prescribed by the Code), and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Under legislation pending in technical corrections to the 1997 Act, the 60% long-term capital gain portion will qualify as 20% rate gain and will be subject to tax to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, or at a maximum rate of 10% for investors in the 15% federal income tax bracket. Even though marked-to-market, gains and losses realized on foreign currency and foreign security investments will generally be treated as ordinary income. The effect of section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the fund. The acceleration of income on section 1256 positions may require the fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the fund.

When a fund holds an option or contract which substantially diminishes the fund's risk of loss with respect to another position of the fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses. The fund may make certain tax elections for mixed straddles (i.e., straddles comprised of at least one section 1256 position and at least one non-section 1256 position) which may reduce or eliminate the operation of these straddle rules.

The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same property, 2) enters into an offsetting notional principal contract, or 3) enters into a futures or forward contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

Distributions paid to you by a fund of ordinary income and short-term capital gains arising from the fund's investments, including investments in options, forwards, and futures contracts, will be taxable to you as ordinary income. The fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules.

INVESTMENTS IN FOREIGN CURRENCIES AND FOREIGN SECURITIES. Each fund is authorized to invest in foreign currency denominated securities. Such investments, if made, will have the following additional tax consequences:

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the fund.

If a fund's section 988 losses exceed the fund's other net investment company taxable income during a taxable year, the fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your fund shares will be treated as capital gain to you.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANY SECURITIES. A fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

If a fund receives an "excess distribution" with respect to PFIC stock, the fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the fund held the PFIC shares. The fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain. This may have the effect of increasing fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

A fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the fund were to make this second PFIC election, tax at the fund level under the PFIC rules would generally be eliminated.

The application of the PFIC rules may affect, among other things, the amount of tax payable by the fund (if any), the amounts distributable to you by the fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the fund acquires shares in that corporation. While the fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

CONVERSION TRANSACTIONS. Gains realized by a fund from transactions that are deemed to be "conversion transactions" under the Code, and that would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined as the "applicable imputed income amount". A conversion transaction is any transaction in which substantially all of the fund's expected return is attributable to the time value of the fund's net investment in such transaction, and any one of the following criteria are met:

1) there is an acquisition of property with a substantially contemporaneous agreement to sell the same or substantially identical property in the future;

2)   the transaction is an applicable straddle;

3) the transaction was marketed or sold to the fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or

4) the transaction is specified in Treasury regulations to be promulgated in the future.

The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120 percent of the applicable federal rate, reduced by any prior recharacterizations under this provision or the provisions of section 263(g) of the Code dealing with capitalized carrying costs.

STRIPPED PREFERRED STOCK. Occasionally, a fund may purchase "stripped preferred stock" that is subject to special tax treatment. Stripped preferred stock is defined as certain preferred stock issues where ownership of the stock has been separated from the right to receive dividends that have not yet become payable. The stock must have a fixed redemption price, must not participate substantially in the growth of the issuer, and must be limited and preferred as to dividends. The difference between the redemption price and purchase price is taken into fund income over the term of the instrument as if it were original issue discount. The amount that must be included in each period generally depends on the original yield to maturity, adjusted for any prepayments of principal.

INVESTMENTS IN ORIGINAL ISSUE DISCOUNT (OID) AND MARKET DISCOUNT (MD) BONDS. A fund's investments in zero coupon bonds, bonds issued or acquired at a discount, delayed interest bonds, or bonds that provide for payment of interest-in-kind
(PIK) may cause the fund to recognize income and make distributions to you prior to its receipt of cash payments. Zero coupon and delayed interest bonds are normally issued at a discount and are therefore generally subject to tax reporting as OID obligations. The fund is required to accrue as income a portion of the discount at which these securities were issued, and to distribute such income each year (as ordinary dividends) in order to maintain its qualification as a regulated investment company and to avoid income reporting and excise taxes at the fund level. PIK bonds are subject to similar tax rules concerning the amount, character and timing of income required to be accrued by the fund. Bonds acquired in the secondary market for a price less than their stated redemption price, or revised issue price in the case of a bond having OID, are said to have been acquired with market discount. For these bonds, the fund may elect to accrue market discount on a current basis, in which case the fund will be required to distribute any such accrued discount. If the fund does not elect to accrue market discount into income currently, gain recognized on sale will be recharacterized as ordinary income instead of capital gain to the extent of any accumulated market discount on the obligation.

DEFAULTED OBLIGATIONS. A fund may be required to accrue income on defaulted obligations and to distribute such income to you even though it is not currently receiving interest or principal payments on such obligations. In order to generate cash to satisfy these distribution requirements, the fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of fund shares.


THE FUNDS' UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of each fund's shares. Each underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of a fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. Each underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each fund pays the expenses of preparing and printing amendments to its registration statement and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

For the fiscal years and periods indicated below, in connection with the offering of shares, each fund paid the following aggregate underwriting commissions and, after allowances to dealers, Distributors retained the following net underwriting discounts and commissions and received the following compensation in connection with redemptions or repurchases of shares:



               YEAR ENDED MARCH 31                     1998              1997              1996
     --------------------------------------         ---------        -----------       --------
     GROWTH AND INCOME FUND
     Aggregate underwriting commissions paid        $542,252         $ 225,287         $ 145,909
     Net underwriting discounts and commissions
     retained..............................           91,181            39,159            29,841
     Compensation received in connection with
     redemptions or repurchases............            2,781             1,489                49

     INFRASTRUCTURE FUND
     Aggregate underwriting commissions paid        $193,432          $173,935          $211,424
     Net underwriting discounts and commissions
     retained..............................           11,940            27,323            25,501
     Compensation received in connection with
     redemptions or repurchases............            3,705               747               456

     AMERICAS GOVERNMENT SECURITIES FUND
     Aggregate underwriting commissions paid        $167,684           $62,167           $19,359
     Net underwriting discounts and commissions
     retained..............................           13,743             5,018             2,021
     Compensation received in connection with
     redemptions or repurchases............             0                    0                 0

     GREATER EUROPEAN FUND
     Aggregate underwriting commissions paid        $323,121           $96,312          $112,442(1)
     Net underwriting discounts and commissions
     retained..............................           19,388            15,811            (1,130)(1)
     Compensation received in connection with
     redemptions or repurchases............            3,342             6,203                14(1)

     LATIN AMERICA FUND
     Aggregate underwriting commissions paid        $496,868          $215,273          $190,756(1)
     Net underwriting discounts and commissions
     retained..............................           75,850            35,174             9,226(1)
     Compensation received in connection with
     redemptions or repurchases............            6 014               852                20(1)

    (1)For the period May 8, 1995 (commencement of operations) to March 31,
1996.

Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the funds for acting as underwriter.


THE RULE 12B-1 PLANS

Class I and Class II have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.


THE CLASS I PLANS. Under the Class I plans, each fund may pay up to a maximum of
0.35 % per year of Class I's average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.

The Class I plans do not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

THE CLASS II PLANS. Under the Class II plans, each fund pays Distributors up to 0.75% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the respective fund.

Under the Class II plans, each pays an additional 0.25% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.


THE CLASS I AND CLASS II PLANS. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of a fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the respective Investment Manager or by vote of a majority of the outstanding shares of the class.Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended March 31, 1998, the total amounts paid by each fund pursuant to the Class I and Class II plans, and purpose for which they were used, were as follows:


  GROWTH AND INCOME FUND             CLASS I         CLASS II
 ----------------------              --------        -------
Advertising                         $ 18,433        $ 31,632
Printing and mailing of
  prospectuses other than to          20,379          37,522
  current shareholders
Payments to underwriters               1,402           1,029
Payments to
  broker-dealers                      79,505          23,418
Other                                      0               0
                                    --------        --------
Total Amount Paid                   $119,719        $ 93,601

INFRASTRUCTURE FUND                 CLASS I         CLASS II
----------------------------        --------        --------
Advertising                        $  6,428        $    828
Printing and mailing of
  prospectuses other than to         27,817           3,582
  current shareholders
Payments to underwriters .            2,549             796
Payments to
  broker-dealers                     68,611          33,521
Other                                     0               0
                                   --------        --------
Total Amount Paid                  $105,405        $ 38,727

AMERICAS GOVERNMENT
SECURITIES FUND                    CLASS I
                                  --------
Advertising                       $    162
Printing and mailing of
  prospectuses other than to        15,252
  current shareholders
Payments to underwriters             1,276
Payments to
  broker-dealers                    12,017
Other                                    0
                                  --------
Total Amount Paid                 $ 28,707

   GREATER EUROPEAN FUND          CLASS I         CLASS II
----------------------------     --------         --------
Advertising                     $  9,961          $  8,921
Printing and mailing of
  prospectuses other than to       3,044            14,605
  current shareholders
Payments to underwriters           1,150               465
Payments to
  broker-dealers                  28,146            12,361
Other                                  0                 0
                                --------          --------
Total Amount Paid               $ 42,301          $ 36,352

LATIN AMERICA FUND              CLASS I           CLASS II
----------------------------   --------           --------
Advertising                    $  5,064           $  1,276
Printing and mailing of
  prospectuses other than to     26,985              8,593
  current shareholders
Payments to underwriters          4,920              1,998
Payments to
  broker-dealers                 66,773             47,009
Other                                 0                  0
                               --------           --------
Total Amount Paid              $103,742          $ 58,876


HOW DO THE FUNDS MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by a fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.


When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the .onger you retain your investment in the fund

For the periods indicated, the average annual total return for each class of each fund was as follows:


      PERIODS ENDED MARCH 31, 1998           ONE YEAR     SINCE INCEPTION
      ----------------------------           --------     ---------------
      GROWTH AND INCOME FUND
        Class I                               13.32%        12.11%(1)
        Class II                              17.21%        17.33%(2)
      INFRASTRUCTURE  FUND
        Class I                                8.42%         7.37%(1)
        Class II                              11.96%        12.43%(2)
      AMERICAS GOVERNMENT
        SECURITIES FUND                        9.38%        10.36%(3)
      GREATER EUROPEAN
        FUND
        Class I                               20.91%        15.77%(4)
        Class II                              25.33%        16.97%(4)
      LATIN AMERICA  FUND
        Class I                              (1.07%)        7.89%(4)
        Class II                              2.23%         9.00%(4)

(1)For the period March 14, 1994 (commencement of operations) to March 31, 1998
(2)For the period May 1, 1995 (commencement of sales) to March 31, 1998. (3)For the period June 27, 1994 (commencement of operations) to March 31, 1998. (4)For the period May 8, 1995 (commencement of operations) to March 31, 1998.


These figures were calculated according to the SEC formula:

P(1+T)n  = ERV

where:

P       =a hypothetical initial payment of $1,000
T       =average annual total return
n       =number of years
ERV     =ending redeemable value of a hypothetical $1,000
         payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above.


For the periods indicated, the cumulative total return for each class of each fund was as follows:

  PERIODS ENDED MARCH 31, 1998        ONE YEAR        SINCE INCEPTION
 ----------------------------         --------       ---------------
GROWTH AND INCOME FUND
  Class I                              13.32%          58.79%(1)
  Class II                             17.21%          59.37%(2)
INFRASTRUCTURE FUND

  Class I                               8.42%          33.33%(1)
  Class II                             11.96%          40.74%(2)
AMERICAS GOVERNMENT
  SECURITIES FUND                       9.38%          44.86%(3)
GREATER EUROPEAN FUND

  Class I                              20.91%          52.84%(4)
  Class II                             25.33%          57.48%(4)
LATIN AMERICA FUND

  Class I                             (1.07)%          24.61%(4)
  Class II                             2.23%           28.36%(4)

(1)For the period March 14, 1994 (commencement of operations) to March 31, 1998.
(2)For the period May 1, 1995 (commencement of sales) to March 31, 1998. (3)For the period June 27, 1994 (commencement of operations) to March 31, 1998. (4)For the period May 8, 1995 (commencement of operations) to March 31, 1998.


YIELD


CURRENT YIELD. Current yield of Americas Government Securities Fund shows the income per share earned by the fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yield for the 30-day period ended March 31, 1998, was 6.41%.


These figures were obtained using the following SEC formula:

Yield = 2 [(A-B + 1)6 - 1]
            cd

where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum Offering Price per share on the last day of the period

CURRENT DISTRIBUTION RATE


Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rate for Americas Government Securities Fund for the 30-day period ended March 31, 1998, was 0.72%.


VOLATILITY

Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

Each fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

Sales literature referring to the use of a fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Each fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the Investment Managers and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in a fund may satisfy your investment goal, advertisements and other materials about each fund may discuss certain measures of each class' performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

(i) unmanaged indices so that you may compare a fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment goals and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

From time to time, each fund and its Investment Manager may also refer to the following information:

a) An Investment Manager and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

b) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital
         International(R) or a similar financial organization.

c) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International(R) or a similar financial organization.

d) The geographic and industry distribution of a fund's portfolio and its top ten holdings.

e) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

f) To assist investors in understanding the different returns and risk characteristics of various investments, each fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

g) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

h) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

i) Allegorical stories illustrating the importance of persistent long-term investing.

j) Each fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

k) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

l) The number of shareholders in a fund or the aggregate number of shareholders of the open-end investment companies in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.

m) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

n) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:

         /bullet/ "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

         /bullet/        "Diversify by company, by industry and by country."

         /bullet/        "Always maintain a long-term perspective."

         /bullet/        "Invest for maximum total real return."

         /bullet/        "Invest - don't trade or speculate."

         /bullet/ "Remain flexible and open-minded about types of investment."

         /bullet/        "Buy low."

         /bullet/ "When buying stocks, search for bargains among quality stocks."

         /bullet/        "Buy value, not market trends or the economic outlook."

         /bullet/ "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

         /bullet/        "Do your homework or hire wise experts to help you."

         /bullet/        "Aggressively monitor your investments."

         /bullet/        "Don't panic."

         /bullet/        "Learn from your mistakes."

         /bullet/        "Outperforming the market is a difficult task."

         /bullet/ "An investor who has all the answers doesn't even understand all the questions."

         /bullet/        "There's no free lunch."

         /bullet/ "And now the last principle: Do not be fearful or negative too often."


-------------------
* Sir John Templeton sold the Templeton organization to Resources in October 1992 and resigned from the Board on April 16, 1995. He is no longer involved with the investment management process.


From time to time, advertisements or information for each fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare a fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in each fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in a fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the respective fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

A fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a fund cannot guarantee that these goals will be met.


The Trust is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 50 years and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $243 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 119 U.S. based open-end investment companies to the public. A fund may identify itself by its NASDAQ symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. As noted in each fund's Prospectus, shares of a fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment.


As of May 15, 1998, the principal shareholders of each fund, beneficial or of record, were as follows:

  NAME AND ADDRESS                     SHARE AMOUNT       PERCENTAGE
INFRASTRUCTURE FUND - CLASS I
Mercantile Bank                          122,118          5.50%
  Cust Lambro's LP Lehmans LG
  Cap Intl
Mercantile Bank of St. Louis NA
Mutual Fund Desk 17-1 Trust Sec
  Unit
P.O. Box 387 Main Post Office
St. Louis, MO   63166-0387

GROWTH AND INCOME
  FUND - CLASS I
Trukan & Co.                             232,401          7.12%
250 N. Water Street
Suite 315
P.O. Box 3699
Wichita, KS 67201-3699

AMERICAS GOVERNMENT
  SECURITIES FUND
Templeton Global Investors Inc.          353,357         20.65%
1850 Gateway Drive
6th Floor
San Mateo CA 94404

GREATER EUROPEAN
  FUND - ADVISOR CLASS
Charles Schwab & Co Inc.                  67,150         31.76%
101 Montgomery Street
San Francisco CA   94104-4122

Franklin Templeton Fund                   11,388          5.39
  Allocator
  Conservative Target Fund
c/o Fund Accounting Department
1810 Gateway Dr.
3rd Floor
San Mateo CA 94404

Franklin Templeton Fund                   45,503         21.52%
  Allocator
  Moderate Target Fund
c/o Fund Accounting Department
1810 Gateway Dr.
3rd Floor
San Mateo CA 94404

Franklin Templeton Fund                  81,675         38.62%
  Allocator
  Growth Target Fund
c/o Fund Accounting Department
1810 Gateway Dr.
3rd Floor
San Mateo CA 94404

LATIN AMERICA FUND -
  CLASS II
Templeton Global                        51,284          9.70%
  Investors, Inc.
1850 Gateway Drive
6th Floor
San Mateo, CA 94404

LATIN AMERICA FUND -
  ADVISOR CLASS
Franklin Templeton Trust                   485          5.10%
  Company - Custodian for
  the IRA of Donald H. Edgren
600 Martin Street
Monterey, CA  93940

Donaldson Lufkin Jenrette                1,844         19.37%
  Securities Corporation,
  Inc
P.O. Box 2052
Jersey City, NJ
07303-9998

Franklin Resources, Inc.                 1,848         19.42%
Corporate Treasury
1850 Gateway Drive
6th Floor
San Mateo, CA 94404


From time to time, the number of fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

In the event of disputes involving multiple claims of ownership or authority to control your account, a fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of each fund of the Trust, for the fiscal year ended March 31, 1998, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the sub-advisor of Americas Government Securities Fund

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - Growth and Income Fund and Infrastructure Fund offer two classes of shares, designated "Class I" and "Class II." Americas Government Securities Fund offers a single class of shares, "Class I." Greater European and Latin America Fund offer three classes of shares, designated "Class I," "Class II," and "Advisor Class." Each class of shares have proportionate interests in the respective fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the funds' administrator

GLOBAL ADVISORS - Templeton Global Advisors Limited, the investment manager of Growth and Income Fund and Greater European Fund

INVESTMENT COUNSEL - Templeton Investment Counsel,  Inc., the investment manager
of  Infrastructure   Fund  and  Latin  America  Fund;  and  Americas  Government
Securities Fund, through its Global Bond Managers division


INVESTMENT MANAGER(S) - Global Advisors and Investment Counsel


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for each fund's Class I (except Americas Government Securities Fund which has a maximum front-end sales charge of 4.25%) and 1% for Class II.

PROSPECTUS - The prospectus for each fund's Class I and Class II shares dated August 1, 1998, as may be amended from time to time.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund(s). This reference is for convenience only and does not indicate a legal conclusion of capacity.

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to a fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDICES


DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S


Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings [, which are also applicable to municipal paper investments permitted to be made by the fund,] are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.






PAGE


                                 ADVISOR CLASS
                      STATEMENT OF ADDITIONAL INFORMATION

PAGE

TEMPLETON GLOBAL INVESTMENT TRUST

TEMPLETON REGION FUNDS
TEMPLETON GREATER EUROPEAN FUND
TEMPLETON LATIN AMERICA FUND

ADVISOR CLASS
STATEMENT OF ADDITIONAL INFORMATION


AUGUST 1, 1998

100 FOUNTAIN PARKWAY, P.O. BOX 33030
ST. PETERSBURG, FL 33733-8030 1-800/DIAL BEN


TABLE OF CONTENTS


How Do the Funds Invest Their Assets?........................
What Are the Risks of Investing in the Funds? ...............
Investment Restrictions......................................
Officers and Trustees........................................
Investment Management
 and Other Services..........................................
How Do the Funds Buy
 Securities for Their Portfolios?............................
How Do I Buy, Sell and Exchange Shares?......................
How Are Fund Shares Valued?..................................
Additional Information on
 Distributions and Taxes.....................................
The Funds' Underwriter.......................................
How Do the Funds Measure Performance? .......................
Miscellaneous Information....................................
Financial Statements.........................................
Useful Terms and Definitions.................................
Appendix.....................................................
    Description of Ratings...................................



        When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."



Templeton Greater European Fund ("Greater European Fund") and Templeton Latin America Fund ("Latin America Fund") are diversified series of Templeton Global Investment Trust (the "Trust"). Greater European Fund and Latin America Fund may, separately or collectively, be referred to as the "fund" or "funds," or individually by their respective names. The funds' Prospectus, dated August 1, 1998, which we may amend from time to time, contains the basic information you should know before investing in the funds. For a free copy, call 1-800/DIAL BEN.

This SAI describes the Advisor Class shares of each fund. The funds currently offer other share classes with different sales charge and expense structures, which affect performance. To receive more information about the funds' other share classes, contact your investment representative or call 1-800/DIAL BEN.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

     ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

     ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

     ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



HOW DO THE FUNDS INVEST THEIR ASSETS?


WHAT ARE THE FUNDS' GOALS?

Greater European Fund's investment goal is long-term capital appreciation. The fund tries to achieve its investment goal by investing, under normal market conditions, at least 75% of its total assets in equity securities of Greater European companies as defined in the Prospectus. Latin America Fund's investment goal is long-term capital appreciation. The fund tries to achieve its investment goal by investing at least 65% of its total assets in the equity and debt securities of Latin America issuers. These goals are fundamental, which means that they may not be changed without shareholder approval.


MORE INFORMATION ABOUT THE KINDS OF SECURITIES THE FUNDS BUY

The following gives more detailed information about the funds' investment policies and the types of securities that they may buy. Please read this information together with the section "How Do the Funds Invest Their Assets?" in the Prospectus.

EQUITY SECURITIES. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants or rights. Convertible securities typically are debt securities or preferred stocks which are convertible into common stock after certain time periods or under certain circumstances. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

DEBT SECURITIES. A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the fund's Net Asset Value.

BRADY BONDS. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). There can be no assurance that Brady Bonds in which the funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a fund to suffer a loss of interest or principal on any of its holdings.

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of Venezuelan Brady Bonds and Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.


REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Investment Manager of each fund will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a fund's ability to dispose of the underlying securities. A fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board, I.E., banks or broker-dealers which have been determined by a fund's Investment Manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.


ILLIQUID AND RESTRICTED SECURITIES. Each fund may invest up to 15% of its total assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. A fund may be unable to dispose of its holdings in illiquid securities at then-current market prices and may have to dispose of such securities over extended periods of time. A fund may also invest in securities that are sold (i) in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, or (ii) in transactions between qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Such restricted securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a fund or less than their fair value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a fund may be required to bear the expenses of registration. Each fund will limit its investment in restricted securities other than Rule 144A securities to 10% of its total assets, and will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets. Restricted securities, other than Rule 144A securities determined by the Board of Trustees to be liquid, are considered to be illiquid and are subject to a fund's limitation on investment in illiquid securities.


STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which each fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which each fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

Each fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although each fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leveraged for purposes of the limitations placed on the extent that such fund's assets may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. A fund's investment in these structured investments may be limited by its investment restrictions. See "Investment Restrictions" below. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to a fund's restrictions on investments in illiquid securities.


CLOSED-END INVESTMENT COMPANIES. Each fund may invest in other closed-end investment companies, except those for which its Investment Manager serves as investment advisor or sponsor, which invest principally in securities in which the fund is authorized to invest. Under the 1940 Act, each fund may invest a maximum of 10% of its total assets in the securities of other investment companies and not more than 5% of the fund's total assets in the securities of any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. To the extent a fund invests in other investment companies, a fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees. A fund's investment in certain investment companies will result in special U.S. federal income tax consequences described under "Additional Information on Distributions and Taxes."


CONVERTIBLE SECURITIES. The funds may invest in convertible securities, including convertible debt and convertible preferred stock. Convertible securities are fixed-income securities which may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. These securities are usually senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed-income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). The investment value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The conversion value of a convertible security is influenced by the value of the underlying common stock.

FUTURES CONTRACTS. Each fund may purchase and sell financial futures contracts. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements. Each fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.

At the time a fund purchases a futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the fund's custodian. When writing a futures contract, a fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a fund may "cover" its position by owning the instruments underlying the contract or, in the case of an index futures contract, owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the fund to purchase the same futures contract at a price no higher than the price of the contract written by the fund (or at a higher price if the difference is maintained in liquid assets with the fund's custodian).

OPTIONS ON SECURITIES, INDICES AND FUTURES. Each fund may write covered put and call options and purchase put and call options on securities, securities indices and futures contracts that are traded on U.S. and foreign exchanges and in the over-the-counter markets.

An option on a security or a futures contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

Each fund may write a call or put option only if the option is "covered." A call option on a security or futures contract written by a fund is "covered" if the fund owns the underlying security or futures contract covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security or futures contract is also covered if a fund holds a call on the same security or futures contract and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash or high grade U.S. government securities in a segregated account with its custodian. A put option on a security or futures contract written by a fund is "covered" if the fund maintains cash or fixed-income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A fund will cover call options on securities indices that it writes by owning securities whose price changes, in the opinion of the fund's Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index. In that event, a fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A fund will cover put options on securities indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

A fund will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index or futures contract on which a fund has written a call option falls or remains the same, the fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index or futures contract rises, however, a fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, a fund assumes the risk of a decline in the underlying security, index or futures contract. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index or futures contract, writing covered put options will increase a fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

Each fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of a fund's investments does not decline as anticipated, or if the value of the option does not increase, the fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index or futures contract and the changes in value of a fund's security holdings being hedged.

A fund may purchase call options on individual securities or futures contracts to hedge against an increase in the price of securities or futures contracts that it anticipates purchasing in the future. Similarly, a fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, a fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index or futures contract does not rise.

There can be no assurance that a liquid market will exist when a fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by a fund, as well as the cover for options written by a fund, are considered not readily marketable and are subject to each fund's limitation on investments in securities that are not readily marketable. See "Investment Restrictions."

FOREIGN CURRENCY HEDGING TRANSACTIONS. In order to hedge against foreign currency exchange rate risks, each fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. Each fund may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.


A fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when a fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with a fund's forward foreign currency transactions, an amount of its assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, a fund will always have cash, cash equivalents or high quality debt securities available in an amount sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission, it may in the future assert authority to regulate forward contracts. In such event, the funds' ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a fund than if it had not engaged in such contracts.


A fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and a fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to its position, a fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a fund will be traded on U.S. and foreign exchanges or over-the-counter.

A fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a fund's portfolio securities or adversely affect the prices of securities that a fund intends to purchase at a later date.

The successful use of foreign currency futures will usually depend on the ability of the Investment Managers to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.


WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

FOREIGN SECURITIES. The funds have the right to purchase securities in any foreign country, developed or developing. You should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.


There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The funds, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its Net Asset Value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.


To the extent of the Communist Party's influence, investments in such countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to fund shareholders.

Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

Governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of a fund's cash and securities, the fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.


Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (k) dependency on exports and the corresponding importance of international trade; (l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (m) possible difficulty in identifying a purchaser of securities held by a fund due to the underdeveloped nature of the securities markets; (n) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia;
(o) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (p) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence or even mere oversight. While each fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a fund from investing in the securities of certain Russian companies deemed suitable by its Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by a fund if a potential purchaser is deemed unsuitable, which may expose the fund to potential loss on the investment.

Each fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political, economic or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.


Investing in Latin American issuers involves a high degree of risk and special considerations not typically associated with investing in the U.S. and other more developed securities markets, and should be considered highly speculative. Such risks include: (i) restrictions or controls on foreign investment and limitations on repatriation of invested capital and the fund's ability to exchange local currencies for U.S. dollars; (ii) higher and sometimes volatile rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (iii) the risk that certain Latin American countries, which are among the largest debtors to commercial banks and foreign governments and which have experienced difficulty in servicing sovereign debt obligations in the past, may negotiate to restructure sovereign debt obligations; (iv) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) more substantial government involvement in and control over the local economies; and (vii) dependency on exports and the corresponding importance of international trade.

Latin American countries may be subject to a greater degree of economic, political, and social instability than is the case in the U.S., Japan, or Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in governmental control through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies and terrorist activities; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection; and (vi) drug trafficking.

The funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the funds' portfolio securities are denominated may have a detrimental impact on the funds. Through the flexible policy of the funds, the Investment Managers endeavor to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time they place the funds' investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Board considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of an Investment Manager, any losses resulting from the holding of portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the Board's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments will not occur.


LOW-RATED SECURITIES .Bonds which are rated Baa by Moody's are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated D by S&P are the lowest rated class of bonds, and generally are in payment default. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than do higher rated securities, high-risk, low rated debt securities (commonly referred to as "junk bonds") and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a fund to obtain accurate market quotations for the purposes of valuing the fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a fund may incur additional expenses seeking recovery.

A fund may accrue and report interest income on high yield bonds, such as zero coupon bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, and to generally be relieved of federal tax liabilities, a fund must distribute all of its net income and gains to shareholders (see "Additional Information on Distributions and Taxes") generally on an annual basis. A fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash in order to satisfy the distribution requirement.

DERIVATIVE SECURITIES. A fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The funds intend to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of futures and options for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or options and movements in the prices of the securities being hedged. Successful use of futures and related options by a fund for hedging purposes also depends upon an Investment Manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.


There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a fund seeks to close out an option position. If a fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a fund, it would not be able to close out the option. If restrictions on exercise were imposed, a fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a fund is covered by an option on the same index purchased by the fund, movements in the index may result in a loss to the fund; however, such losses may be mitigated by changes in the value of the fund's securities during the period the option was outstanding.

INVESTMENT RESTRICTIONS

The funds have adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of a fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of a fund or (ii) 67% or more of the shares of a fund present at a shareholder meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy, whichever is less. Each fund MAY NOT:

    1. Invest in real estate or mortgages on real estate (although the funds may invest in marketable securities secured by real estate or interests therein); invest in other open-end investment companies (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in the funds' Prospectus).

    2. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if, as a result, as to 75% of a fund's total assets (a) more than 5% of the fund's total assets would then be invested in securities of any single issuer, or (b) the fund would then own more than 10% of the voting securities of any single issuer.

    3. Act as an underwriter; issue senior securities except as set forth in investment restriction 6 below; or purchase on margin or sell short, except that each fund may make margin payments in connection with futures, options and currency transactions.

    4. Loan money, except that a fund may (a) purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (b) enter into repurchase agreements and (c) lend its portfolio securities.

    5. Borrow money, except that a fund may borrow money from banks in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed).

    6. Mortgage, pledge or hypothecate its assets (except as may be necessary in connection with permitted borrowings); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on future contracts.

    7. Invest more than 25% of its total assets in a single industry.

    8. Participate on a joint or a joint and several basis in any trading account in securities. (See "How Do the Funds Buy Securities for Their Portfolios?" as to transactions in the same securities for a fund, other clients and/or mutual funds within the Franklin Templeton Group of Funds.)

If a fund receives from an issuer of securities held by the fund subscription rights to purchase securities of that issuer, and if the fund exercises such subscription rights at a time when the fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in Investment Restrictions 2 or 7 above, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

ADDITIONAL RESTRICTIONS. The funds have adopted the following additional restrictions which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, each fund MAY NOT:

    1. Purchase or retain securities of any company in which trustees or officers of the Trust or of a fund's Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

    2. Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

    3. Invest more than 5% of its net assets in warrants whether or not listed on the NYSE or the American Stock Exchange, and more than 2% of its net assets in warrants that are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

    4. Purchase or sell real estate limited partnership interests.

    5. Purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs).

    6. Invest for the purpose of exercising control over management of any company.

    7. Purchase more than 10% of a company's outstanding voting securities.

    8. Invest more than 15% of the fund's total assets in securities that are not readily marketable (including repurchase agreements maturing in more than seven days and over-the-counter options purchased by the fund), including no more than 10% of its total assets in restricted securities. Rule 144A securities are not subject to the 10% limitation on restricted securities, although each fund will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets.


A Fund may also be subject to investment limitations imposed by foreign jurisdictions in which the fund sells its shares.

If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. In this case, the fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Trust, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the funds under the 1940 Act are indicated by an asterisk (*).




                                            POSITIONS AND
                                            OFFICES WITH THE
NAME, ADDRESS AND AGE                         TRUST                  PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
HARRIS J. ASHTON                             Trustee               Director, RBC Holdings, Inc. (a bank holding
191 Clapboard Ridge                                                company) and Bar-S Foods (a meat packing
Greenwich, Connecticut 06830                                       company); director or trustee, as the case may
Age 66                                                             be, of 50 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   President, Chief Executive Officer and Chairman
                                                                   of the Board, General Host Corporation (nursey
                                                                   and craft centers).

*NICHOLAS F. BRADY                           Trustee               Chairman, Templeton Emerging Markets Investment
 The Bullitt House                                                 Trust PLC, Templeton Latin America Investment
 102 East Dover Street                                             Trust PLC, Darby Overseas Investments, Ltd. and
 Easton, Maryland 21601                                            Darby Emerging Markets Investments LDC
 Age 68                                                            (investment firms) (1994-present); Chairman and
                                                                   Director, Templeton Central and Eastern European
                                                                   Investment Company; Director, Templeton Global
                                                                   Strategy Funds, Amerada Hess Corporation,
                                                                   Christiana Companies, and the H.J. Heinz Company;
                                                                   director or trustee, as the case may be, of 21 of
                                                                   the investment companies in the Franklin Templeton
                                                                   Group of Funds; and formerly, Secretary of the
                                                                   United States Department of the Treasury (1988-1993)
                                                                   and Chairman of the Board, Dillion, Read & Co., Inc.
                                                                   (investment banking) prior to 1988.

MARTIN L. FLANAGAN                           Trustee and Vice      Senior Vice President and Chief Financial
777 Mariners Island Blvd.                    President             Officer, Franklin Resources, Inc.; Executive
San Mateo, California 94404                                        Vice President and Director, Templeton
Age 38                                                             Worldwide, Inc.; Executive Vice President, Chief
                                                                   Operating Officer and Director, Templeton
                                                                   Investment Counsel, Inc.; Senior Vice President and
                                                                   Treasurer, Franklin Advisers, Inc.; Treasurer,
                                                                   Franklin Advisory Services, Inc.; Treasurer and
                                                                   Chief Financial Officer, Franklin Investment
                                                                   Advisory Services, Inc.; President, Franklin
                                                                   Templeton Services, Inc.; Senior Vice President,
                                                                   Franklin/Templeton Investor Services, Inc.; and
                                                                   officer and/or director or trustee, as the case may
                                                                   be, of 54 of the investment companies in the
                                                                   Franklin Templeton Group of Funds.

S. JOSEPH FORTUNATO                          Trustee               Member of the law firm of Pitney, Hardin, Kipp &
Park Avenue at Morris County                                       Szuch; director or trustee, as the case may be,
P.O. Box 1945                                                      of 52 of the investment companies in the
Morristown, NJ 07962-1945                                          Franklin Templeton Group of Funds; and formerly,
Age 66                                                             Director, General Host Corporation (nursery and
                                                                   craft centers).

JOHN Wm. GALBRAITH                           Trustee               President, Galbraith Properties, Inc. (personal
360 Central Avenue                                                 investment company); Director, Gulf West Banks,
Suite 1300                                                         Inc. (bank holding company) (1995-present);
St. Petersburg, Florida 33701                                      director or trustee, as the case may be, of 20
Age 76                                                             of the investment companies in the Franklin
                                                                   Templeton Group of Funds; and formerly,
                                                                   Director, Mercantile Bank (1991-1995), Vice
                                                                   Chairman, Templeton, Galbraith & Hansberger Ltd.
                                                                   (1986-1992) and Chairman, Templeton Funds
                                                                   Management, Inc. (1974-1991).

ANDREW H. HINES, JR.                         Trustee               Consultant for the Triangle Consulting Group;
150 Second Avenue N.                                               Executive-in-Residence of Eckerd College
St. Petersburg, Florida 33701                                      (1991-present); director or trustee, as the case
Age 75                                                             may be, of 22 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Chairman and Director, Precise Power Corporation
                                                                   (1990-1997); Director, Checkers Drive-In Restaurant,
                                                                   Inc. (1994-1997); Chairman of the Board and Chief
                                                                   Executive Officer, Florida Progress Corporation
                                                                   (1982-1990) and Director of various of its
                                                                   subsidiaries.

EDITH E. HOLIDAY                             Trustee               Director (1993-present), Amerada Hess
3239 38th Street, N.W.                                             Corporation and Hercules Incorporated; Director,
Washington, DC 20016                                               Beverly Enterprises, Inc. (1995-present) and
Age 46                                                             H.J. Heinz Company (1994-present); director or
                                                                   trustee, as the case may be, of 25 of the
                                                                   investment companies in the Franklin Templeton
                                                                   Group of Funds; and formerly, Chairman (1995-1997)
                                                                   and Trustee (1993-1997) of National Child Research
                                                                   Center; Assistant to the President of the United
                                                                   States and Secretary of the Cabinet (1990-1993),
                                                                   General Counsel to the United States Treasury
                                                                   Department (1989-1990) and Counselor to the
                                                                   Secretary and Assistant Secretary for Public
                                                                   Affairs and Public Liaison-United States
                                                                   Treasury Department (1988-1989).

* CHARLES B. JOHNSON                         Chairman of           President, Chief Executive Officer and Director,
777 Mariners Island Blvd.                    the Board and Vice    Franklin Resources, Inc.; Chairman of the Board
San Mateo, California 94404                  President             and Director, Franklin Advisers, Inc., Franklin
Age 65                                                             Advisory Services, Inc., Franklin Investment
                                                                   Advisory Services, Inc. and Franklin Templeton
                                                                   Distributors, Inc.; Director, Franklin/Templeton
                                                                   Investor Services, Inc. and Franklin Templeton
                                                                   Services, Inc.; officer and/or director or
                                                                   trustee, as the case may be, of most of the
                                                                   other subsidiaries of Franklin Resources, Inc.
                                                                   and of 51 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Director, General Host Corporation (nursery and
                                                                   craft centers).

BETTY P. KRAHMER                             Trustee               Director or Trustee of various civic
2201 Kentmere Parkway                                              associations; director or trustee, as the case
Wilmington, Delaware 19806                                         may be, of 21 of the investment companies in the
Age 69                                                             Franklin Templeton Group of Funds; and formerly,
                                                                   Economic Analyst, U.S. government.

GORDON S. MACKLIN                            Trustee               Chairman, White River Corporation (financial
8212 Burning Tree Road                                             services); Director, Fund American Enterprises
Bethesda, Maryland 20817                                           Holdings, Inc., MCI Communications Corporation,
Age 70                                                             CCC Information Services Group, Inc.(information
                                                                   services), MedImmune, Inc. (biotechnology), Spacehab,
                                                                   Inc. (aerospace services) and Real 3D (software);
                                                                   director or trustee, as the case may be, of 50 of
                                                                   the investment companies in the Franklin Templeton
                                                                   Group of Funds; and FORMERLY, Chairman, Hambrecht
                                                                   and Quist Group, Director, H & Q Healthcare
                                                                   Investors, and Lockheed Martin Corporation and
                                                                   President, National Association of Securities
                                                                   Dealers, Inc.

FRED R. MILLSAPS                             Trustee               Manager of personal investments (1978-present);
2665 N.E. 37th Drive                                               Director of various business and nonprofit
Fort Lauderdale, Florida 33308                                     organizations; director or trustee, as the case
Age 69                                                             may be, of 22 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Chairman and Chief Executive Officer of Landmark
                                                                   Banking Corporation (1969-1978), Financial Vice
                                                                   President of Florida Power and Light (1965-1969)
                                                                   and Vice President of the Federal Reserve Bank
                                                                   of Atlanta (1958-1965).

MARK G. HOLOWESKO                            President             President and Chief Investment Officer,
Lyford Cay                                                         Templeton Global Advisors Limited; Executive
Nassau, Bahamas                                                    Vice President and Director, Templeton
Age 38                                                             Worldwide, Inc.; officer of 21 of the investment
                                                                   companies in the Franklin Templeton Group of
                                                                   Funds; and formerly, Investment Administrator
                                                                   with RoyWest Trust Corporation (Bahamas) Limited
                                                                   (1984-1985).

RUPERT H. JOHNSON, JR.                       Vice President        Executive Vice President and Director, Franklin
777 Mariners Island Blvd.                                          Resources, Inc. and Franklin Templeton
San Mateo, California 94404                                        Distributors, Inc.; President and Director,
Age 57                                                             Franklin Advisers, Inc.; Senior Vice President
                                                                   and Director, Franklin Advisory Services, Inc.
                                                                   and Franklin Investment Advisory Services, Inc.;
                                                                   Director, Franklin/Templeton Investor Services,
                                                                   Inc.; and officer and/or director or trustee, as
                                                                   the case may be, of most of the other
                                                                   subsidiaries of Franklin Resources, Inc. and of
                                                                   54 of the investment companies in the Franklin
                                                                   Templeton Group of Funds.

HARMON E. BURNS                              Vice President        Executive Vice President and Director, Franklin
777 Mariners Island Blvd.                                          Resources, Inc.; Executive Vice President and
San Mateo, California 94404                                        Director, Franklin Templeton Distributors, Inc.
Age 53                                                             and Franklin Templeton Services, Inc.; Executive
                                                                   Vice President, Franklin Advisers, Inc.;
                                                                   Director, Franklin/Templeton Investor Services,
                                                                   Inc.; and officer and/or director or trustee, as
                                                                   the case may be, of most of the other subsidiaries
                                                                   of Franklin Resources, Inc. and of 54 of the
                                                                   investment companies in the Franklin Templeton
                                                                   Group of Funds.

CHARLES E. JOHNSON                           Vice President        Senior Vice President and Director, Franklin
500 East Broward Blvd.                                             Resources, Inc.; Senior Vice President, Franklin
Fort Lauderdale, Florida 33394-3091                                Templeton Distributors, Inc.; President and
Age 42                                                             Director, Templeton Worldwide, Inc.; President,
                                                                   Chief Executive Officer, Chief Investment
                                                                   Officer and Director, Franklin Institutional
                                                                   Services Corporation; Chairman and Director,
                                                                   Templeton Investment Counsel, Inc.; Vice President,
                                                                   Franklin Advisers, Inc.; officer and/or director
                                                                   of some of the subsidiaries of Franklin Resources,
                                                                   Inc.; and officer and/or director or trustee, as
                                                                   the case may be, of 35 of the investment companies in
                                                                   the Franklin Templeton Group of Funds.

DEBORAH R. GATZEK                            Vice President        Senior Vice President and General Counsel,
777 Mariners Island Blvd.                                          Franklin Resources, Inc.; Senior Vice President,
San Mateo, California 94404                                        Franklin Templeton Services, Inc. and Franklin
Age 49                                                             Templeton Distributors, Inc.; Vice President,
                                                                   Franklin Advisers, Inc. and Franklin Advisory
                                                                   Services, Inc.; Vice President, Chief Legal
                                                                   Officer and Chief Operating Officer, Franklin
                                                                   Investment Advisory Services, Inc.; and officer
                                                                   of 54 of the investment companies in the
                                                                   Franklin Templeton Group of Funds.

SAMUEL J. FORESTER, JR.                      Vice President        Vice President of 10 of the investment companies
500 East Broward Blvd                                              in the Franklin Templeton Group of Funds; and
Fort Lauderdale, Florida 33394-3091                                formerly, President, Templeton Global Bond
Age 50                                                             Managers, a division of Templeton Investment
                                                                   Counsel, Inc.; founder and partner of Forester,
                                                                   Hairston Investment Management (1989-1990),
                                                                   Managing Director (Mid-East Region), Merrill
                                                                   Lynch, Pierce, Fenner & Smith Inc. (1987-1988)
                                                                   and Advisor for Saudi Arabian Monetary
                                                                   Agency (1982-1987).

JOHN R. KAY                                  Vice President        Vice President and Treasurer, Templeton
500 East Broward Blvd                                              Worldwide, Inc.; Assistant Vice President,
Fort Lauderdale, Florida 33394-3091                                Franklin Templeton Distributors, Inc.; officer
Age 58                                                             of 25 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Vice President and Controller, Keystone Group,
                                                                   Inc.

GARY R. CLEMONS                              Vice President        Senior Vice President, Templeton Investment
500 East Broward Blvd.                                             Counsel, Inc.; and formerly, Research Analyst
Fort Lauderdale, Florida 33394-3091                                for Templeton Quantitative Advisors, Inc.
Age 41

DOUGLAS R. LEMPEREUR                         Vice President        Managing Director of Global Corporate
500 East Broward Blvd.                                             Development, Templeton Worldwide, Inc.; officer
Fort Lauderdale, Florida 33394-3091                                of 3 of the investment companies in the Franklin
Age 49                                                             Templeton Group of Funds; and formerly, Securities
                                                                   Analyst for Colonial Management Associates (1985-1988),
                                                                   Standish, Ayer & Wood (1977-1985), and The First
                                                                   National Bank of Chicago (1974-1977).

NEIL S. DEVLIN                               Vice President        Executive Vice President and Chief Investment
500 East Broward Blvd.                                             Officer, Templeton Global Bond Managers, a
Fort Lauderdale, Florida 33394-3091                                division of Templeton Investment Counsel, Inc.;
Age 42                                                             officer of 4 of the investment companies in the
                                                                   Franklin Templeton Group of Funds; and formerly,
                                                                   Portfolio Manager and Bond Analyst for Constitution
                                                                   Capital Management (1985-1987), and a Bond Trader
                                                                   and Research Analyst for the Bank of  New England
                                                                   (1982-1985).

ELIZABETH M. KNOBLOCK                        Vice President-       General Counsel, Secretary and a Senior Vice
500 East Broward Blvd.                       Compliance            President, Templeton Investment Counsel, Inc.;
Fort Lauderdale, Florida 33394-3091                                Senior Vice President, Templeton Global
Age 43                                                             Investors, Inc.; officer of 21 of the investment
                                                                   companies in the Franklin Templeton Group of
                                                                   Funds; and formerly, Vice President and
                                                                   Associate General Counsel, Kidder Peabody & Co.
                                                                   Inc. (1989-1990), Assistant General Counsel,
                                                                   Gruntal & Co., Inc. (1988), Vice President and
                                                                   Associate General Counsel, Shearson Lehman
                                                                   Hutton Inc. (1988), Vice President and Assistant
                                                                   General Counsel, E.F. Hutton & Co. Inc.
                                                                   (1986-1988), and Special Counsel of the Division
                                                                   of Investment Management of the U.S. Securities
                                                                   and Exchange Commission (1984-1986).

JAMES R. BAIO                                Treasurer             Certified Public Accountant; Treasurer, Franklin
500 East Broward Blvd.                                             Mutual Advisers, Inc.; Senior Vice President,
Fort Lauderdale, Florida 33394-3091                                Templeton Worldwide, Inc., Templeton Global
Age 44                                                             Investors, Inc. and Templeton Funds Trust Company;
                                                                   officer of 22 of the investment companies in
                                                                   the Franklin Templeton Group of Funds; and formerly,
                                                                   Senior Tax Manager for Ernst & Young (certified
                                                                   public accountants) (1977-1989).

BARBARA J. GREEN                             Secretary             Senior Vice President, Templeton Worldwide,
500 East Broward Blvd.                                             Inc.; Senior Vice President, Templeton Global
Fort Lauderdale, Florida 33394-3091                                Investors, Inc.; officer of 21 of the investment
Age 50                                                             companies in the Franklin Templeton Group of
                                                                   Funds; and formerly, Deputy Director of the Division
                                                                   of Investment Management, Executive Assistant and
                                                                   Senior Advisor to the Chairman, Counselor to the
                                                                   Chairman, Special Counsel and Attorney Fellow, U.S.
                                                                   Securities and Exchange Commission (1986-1995),
                                                                   Attorney, Rogers & Wells, and Judicial Clerk, U.S.
                                                                   District Court (District of Massachusetts).

* Nicholas F. Brady, Martin L. Flanagan and Charles B. Johnson are "interested persons" as defined by the Investment Company under the 1940 Act. The 1940 Act limits the percentage of interested persons that can comprise a fund's board of directors. Charles B. Johnson is an interested person due to his ownership interest in Resources. Martin L. Flanagan is an interested person due to his employment affiliation with Resources. Mr. Brady's status as an interested person results from his business affiliations with Resources and Global Advisors. Mr. Brady and Resources are both limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady is Chairman and shareholder of Darby Emerging Markets Investment LDC, which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Global Advisors are limited partners of Darby Emerging Markets Fund, L.P. The remaining Board members of the Trust are not interested persons.


The table above shows the officers and Board members who are affiliated with Distributors and the Investment Managers. Nonaffiliated members of the Board and Mr. Brady are currently paid an annual retainer and/or fees for attendance at Board and committee meetings. Currently, the Trust pays the nonaffiliated Board members and Mr. Brady an annual retainer of $1,000, a fee of $100 per Board meeting, and its portion of a flat fee of $2,000 for each audit committee meeting and/or nominating and compensation committee meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and Mr. Brady by the Trust and by other funds in the Franklin Templeton Group of Funds.




                                                                               NUMBER OF BOARDS IN THE
                                TOTAL FEES         TOTAL FEES RECEIVED FROM    FRANKLIN TEMPLETON GROUP
                               RECEIVED FROM      THE FRANKLIN TEMPLETON       OF FUNDS ON WHICH EACH
NAME                            THE TRUST*         GROUP OF FUNDS**             SERVES***
Harris J. Ashton                  $1,400              $344,642                        50
Nicholas F. Brady                  1,400               119,675                        21
S. Joseph Fortunato                1,400               361,562                        52
John Wm. Galbraith.                1,446               117,675                        20
Andrew H. Hines, Jr.               1,546               144,175                        22
Edith E. Holiday...                1,400                72,875                        25
Betty P. Krahmer...                1,400               119,675                        21
Gordon S. Macklin..                1,400               337,292                        50
Fred R. Millsaps...                1,546               144,175                        22

*For the fiscal year ended March 31, 1998.
**For the calendar year ended December 31, 1997.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 56 registered investment companies, with approximately 169 U.S. based funds or series.


Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


As of May 15, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the fund: approximately 274 shares of Greater European Fund - Class I shares and 489 shares of Latin America Fund - Class I shares, or less than 1% of the total outstanding Class I shares of each fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGERS AND SERVICES PROVIDED. The Investment Manager of Greater European Fund is Global Advisors. The Investment Manager of Latin America Fund is Investment Counsel. Each fund's Investment Manager provides investment research and portfolio management services, including the selection of securities for the respective fund to buy, hold or sell and the selection of brokers through whom the fund's portfolio transactions are executed. Global Advisors renders its services to Greater European Fund from outside the U.S. The Investment Managers' activities are subject to the review and supervision of the Board to whom the Investment Managers render periodic reports of the funds' investment activities. Each Investment Manager and its officers, directors and employees are covered by fidelity insurance for the protection of the fund.


The Investment Managers and their affiliates act as investment manager to numerous other investment companies and accounts. An Investment Manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the Investment Manager on behalf of each fund. Similarly, with respect to a fund, the Investment Manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. An Investment Manager is not obligated to refrain from investing in securities held by the fund or other funds that it manages. Of course, any transactions for the accounts of an Investment Manager and other access persons will be made in compliance with the Trust's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, Greater European Fund pays Global Advisors a monthly fee equal on an annual basis to 0.75% of its average daily net assets. Under its management agreement, Latin America Fund pays Investment Counsel a monthly fee equal on an annual basis to 1.25% of its average daily net assets. The fee is computed at the close of business on the last business day of each month. Each class of the fund's shares pays its proportionate share of the management fee.


Management fees, before any advance waiver, were as follows:



     (EXCLUDING WAIVER)
      YEAR ENDED MARCH 31         1998             1997        1996/1/
  ------------------------    -----------     ----------     ----------
  Greater European Fund         $119,267       $  59,263      $ 24,741
  Latin America Fund....         447,715         133,551        44,350

/1/ For the period May 8, 1995 (commencement of operations) to March 31, 1996.

Under an agreement by each Investment Manager to limit or waive its fees, for the fiscal years and periods indicated, each fund paid the following management fees:


      (INCLUDING WAIVER)
     YEAR ENDED MARCH 31             1998        1997            1996/1/
----------------------------     ----------  -----------    -------------
 Greater European Fund.           $ 29,958    $      0          $ 0
 Latin America Fund....            370,115      51,427            0

/1/For the period May 8, 1995 (commencement of operations) to March 31, 1996.

After July 31, 1999, these agreements may end at any time upon notice to the Board.

MANAGEMENT AGREEMENTS. The management agreements are in effect until August 1, 1999. They may continue in effect for successive annual periods if their continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of a fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to either agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. Each management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of a fund's outstanding voting securities on 60 days' written notice to the respective Investment Manager, or by the respective Investment Manager on 60 days' written notice to the fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.


ADMINISTRATIVE SERVICES. Since October 1, 1996, FT Services has provided certain administrative services and facilities for the funds. Prior to that date, Templeton Global Investors, Inc. provided the same services to the funds. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, the Trust pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Trust's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is allocated between all series of the Trust (including the funds) according to their respective average daily net assets.


Administrative fees, before any advance waiver, were as follows:

   (EXCLUDING WAIVER)
  YEAR ENDED MARCH 31                1998            1997            1996/1/
-------------------------         ----------     -----------      ----------
 Greater European Fund.             $23,853        $ 11,851        $4,949
 Latin America Fund....              53,726          16,026         5,322

/1/For the period May 8, 1995 (commencement of operations) to March 31, 1996.

Under an agreement by the administrators to limit or waive their fees, for the fiscal years and periods indicated, each fund paid the following administration fees:


   (INCLUDING WAIVER)
  YEAR ENDED MARCH 31                1998            1997          1996/1/
----------------------------       ---------      -----------     --------
 Greater European Fund.             $23,853        $ 9,376          $ 0
 Latin America Fund....              53,726         16,026            0

/1/For the period May 8, 1995 (commencement of operations) to March 31, 1996.



SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is each fund's shareholder servicing agent and acts as each fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. Each fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the respective fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the respective fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, New York 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of each fund's assets. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.


AUDITORS. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, are the fund's independent auditors. During the fiscal year ended March 31, 1998, their auditing services consisted of rendering an opinion on the financial statements in each fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998, and review of the Trust's filings with the SEC.


HOW DO THE FUNDS BUY SECURITIES FOR THEIR PORTFOLIOS?


The Investment Managers select brokers and dealers to execute the respective fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, an Investment Manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by a fund is negotiated between the Investment Manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. An Investment Manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Investment Manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.


An Investment Manager may pay certain brokers commissions that are higher than those another broker may charge, if the Investment Manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or an Investment Manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to an Investment Manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to an Investment Manager in carrying out its investment advisory responsibilities. These services may not always directly benefit a fund. They must, however, be of value to an Investment Manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services an Investment Manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits an Investment Manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, an Investment Manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Trust's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute a fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the fund, any portfolio securities tendered by a fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to that fund's Investment Manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a fund and one or more other investment companies or clients supervised by an Investment Manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Investment Manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as a fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to a fund.

During the fiscal years and periods indicated, each fund paid the following brokerage commissions:



  YEAR ENDED MARCH 31                  1998          1997           1996/1/
-------------------------------      ---------    ----------     -----------
 Greater European Fund..             $ 23,973     $ 21,967         $17,067
 Latin America Fund.....              179,185       50,579          20,945

/1/For the period May 8, 1995 (commencement of operations) to March 31, 1996.



As of March 31, 1998, Greater European Fund owned securities issued by HSBC Holdings Plc. valued in the aggregate at $305,874. Except as noted Greater European Fund did not own any other securities issued by its regular broker-dealers as of the end of the fiscal year.

As of March 31, 1998, Latin America Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

Each fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where a fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of a fund may be required by state law to register as Securities Dealers.

When you buy shares, if you submit a check or a draft that is returned unpaid to a fund we may impose a $10 charge against your account for each returned item.

OTHER PAYMENTS TO SECURITIES DEALERS. Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the funds' Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of a fund under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goals exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from a fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

A fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if a fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the respective fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. Each fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of a fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. Each fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to a fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


All checks, drafts, wires and other payment mediums used to buy or sell shares of a fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with a fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share as of the close of the NYSE, normally 4:00 p.m. Eastern time, each day that the NYSE is open for trading. As of the date of this SAI, the Trust is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by the Investment Manager.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by a fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Net Asset Value is not calculated. Thus, the calculation of the Net Asset Value does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the Net Asset Value is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, a fund may use a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES


DISTRIBUTIONS

DISTRIBUTIONS OF NET INVESTMENT INCOME. A fund receives income generally in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from its investments. This income, less expenses incurred in the operation of the fund, constitute its net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. A fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net short-term or long-term capital gains realized by the fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund.

Under the Taxpayer Relief Act of 1997 (the "1997 Act"), each fund is required to report the capital gain distributions paid to you from gains realized on the sale of portfolio securities using the following categories:

"28% RATE GAINS": gains resulting from securities sold by the fund after July 28, 1997 that were held for more than one year but not more than 18 months, and securities sold by the fund before May 7, 1997 that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 28%.

"20% RATE GAINS": gains resulting from securities sold by the fund after July 28, 1997 that were held for more than 18 months, and under a transitional rule, securities sold by the fund between May 7 and July 28, 1997 (inclusive) that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 20% for individual investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

The 1997 Act also provides for a new maximum rate of tax on capital gains of 18% for individuals in the 28% or higher federal income tax brackets and 8% for individuals in the 15% federal income tax bracket for "qualified 5-year gains." For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rates, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher rates may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property.

The fund will advise you at the end of each calendar year of the amount of its capital gain distributions paid during the calendar year that qualify for these maximum federal tax rates. Additional information on reporting these distributions on your personal income tax returns is available in Franklin Templeton's Tax Information Handbook. This handbook has been revised to include 1997 Act tax law changes. Please call Fund Information to request a copy. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.

CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. Each fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by a fund. Similarly, foreign exchange losses realized by the fund on the sale of debt instruments and certain other financial instruments are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.

FOREIGN TAX CREDITS INCLUDED IN DISTRIBUTIONS. A fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the fund at the end of its fiscal year are invested in securities of foreign corporations, the fund may elect to pass-through to you your pro rata share of foreign taxes paid by the fund. If this election is made, you will be (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the fund), and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. If the fund elects to pass through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata share of the foreign taxes paid by the fund. In this case, these taxes will be taken as a deduction by the fund, and the income reported to you will be the net amount after these deductions.

The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a fund. These provisions will allow investors who claim a credit for foreign taxes paid of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the fund to the investor or qualifies as passive investment-type income if received from other sources) to bypass the burdensome and detailed reporting requirements on the supporting foreign tax credit schedule (Form 1116) and report foreign taxes paid directly on page 2 of Form 1040. YOU SHOULD NOTE THAT THIS SIMPLIFIED PROCEDURE WILL NOT BE AVAILABLE UNTIL CALENDAR YEAR 1998.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. Each fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.




TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of each fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, each fund must meet certain specific requirements, including:

      The fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the fund's total assets, and, with respect to 50% of the fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the fund's total assets or 10% of the outstanding voting securities of the issuer of the investment;

      The fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

      The fund must distribute to its shareholders at least 90% of its net investment income, net short-term gains and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires each fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares. The holding periods and categories of capital gain that apply under the 1997 Act are described above in the "Distributions" section.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

DEFERRAL OF BASIS. All or a portion of the sales charge that you paid for your shares in a fund will be excluded from your tax basis in any of the shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if you reinvest the sales proceeds in the fund or in another of the Franklin Templeton Funds, and the sales charge that would otherwise apply to your reinvestment is reduced or eliminated. The portion of the sales charge excluded from your tax basis in the shares sold will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because each fund's income is derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by each fund for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES. A fund's investments in options, futures contracts and forward contracts, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. Over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. Certain other options, futures and forward contracts entered into by the fund are generally governed by section 1256 of the Code. These "section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each such section 1256 position held by a fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the fund's fiscal year (and on other dates as prescribed by the Code), and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Under legislation pending in technical corrections to the 1997 Act, the 60% long-term capital gain portion will qualify as 20% rate gain and will be subject to tax to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, or at a maximum rate of 10% for investors in the 15% federal income tax bracket. Even though marked-to-market, gains and losses realized on foreign currency and foreign security investments will generally be treated as ordinary income. The effect of section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the fund. The acceleration of income on section 1256 positions may require the fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the fund.

When a fund holds an option or contract which substantially diminishes the fund's risk of loss with respect to another position of the fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses. The fund may make certain tax elections for mixed straddles (i.e., straddles comprised of at least one section 1256 position and at least one non-section 1256 position) which may reduce or eliminate the operation of these straddle rules.

The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same property, 2) enters into an offsetting notional principal contract, or 3) enters into a futures or forward contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

Distributions paid to you by a fund of ordinary income and short-term capital gains arising from the fund's investments, including investments in options, forwards, and futures contracts, will be taxable to you as ordinary income. The fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules.

INVESTMENTS IN FOREIGN CURRENCIES AND FOREIGN SECURITIES. Each fund is authorized to invest in foreign currency denominated securities. Such investments, if made, will have the following additional tax consequences:

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the fund.

If a fund's section 988 losses exceed the fund's other net investment company taxable income during a taxable year, the fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your fund shares will be treated as capital gain to you.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANY SECURITIES. A fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

If a fund receives an "excess distribution" with respect to PFIC stock, the fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the fund held the PFIC shares. The fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain. This may have the effect of increasing fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

A fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the fund were to make this second PFIC election, tax at the fund level under the PFIC rules would generally be eliminated.

The application of the PFIC rules may affect, among other things, the amount of tax payable by the fund (if any), the amounts distributable to you by the fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the fund acquires shares in that corporation. While the fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

CONVERSION TRANSACTIONS. Gains realized by a fund from transactions that are deemed to be "conversion transactions" under the Code, and that would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined as the "applicable imputed income amount". A conversion transaction is any transaction in which substantially all of the fund's expected return is attributable to the time value of the fund's net investment in such transaction, and any one of the following criteria are met:

1) there is an acquisition of property with a substantially contemporaneous agreement to sell the same or substantially identical property in the future;

2)   the transaction is an applicable straddle;

3) the transaction was marketed or sold to the fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or

4) the transaction is specified in Treasury regulations to be promulgated in the future.

The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120 percent of the applicable federal rate, reduced by any prior recharacterizations under this provision or the provisions of section 263(g) of the Code dealing with capitalized carrying costs.

STRIPPED PREFERRED STOCK. Occasionally, a fund may purchase "stripped preferred stock" that is subject to special tax treatment. Stripped preferred stock is defined as certain preferred stock issues where ownership of the stock has been separated from the right to receive dividends that have not yet become payable. The stock must have a fixed redemption price, must not participate substantially in the growth of the issuer, and must be limited and preferred as to dividends. The difference between the redemption price and purchase price is taken into fund income over the term of the instrument as if it were original issue discount. The amount that must be included in each period generally depends on the original yield to maturity, adjusted for any prepayments of principal.

INVESTMENTS IN ORIGINAL ISSUE DISCOUNT (OID) AND MARKET DISCOUNT (MD) BONDS. A fund's investments in zero coupon bonds, bonds issued or acquired at a discount, delayed interest bonds, or bonds that provide for payment of interest-in-kind
(PIK) may cause the fund to recognize income and make distributions to you prior to its receipt of cash payments. Zero coupon and delayed interest bonds are normally issued at a discount and are therefore generally subject to tax reporting as OID obligations. The fund is required to accrue as income a portion of the discount at which these securities were issued, and to distribute such income each year (as ordinary dividends) in order to maintain its qualification as a regulated investment company and to avoid income reporting and excise taxes at the fund level. PIK bonds are subject to similar tax rules concerning the amount, character and timing of income required to be accrued by the fund. Bonds acquired in the secondary market for a price less than their stated redemption price, or revised issue price in the case of a bond having OID, are said to have been acquired with market discount. For these bonds, the fund may elect to accrue market discount on a current basis, in which case the fund will be required to distribute any such accrued discount. If the fund does not elect to accrue market discount into income currently, gain recognized on sale will be recharacterized as ordinary income instead of capital gain to the extent of any accumulated market discount on the obligation.

DEFAULTED OBLIGATIONS. A fund may be required to accrue income on defaulted obligations and to distribute such income to you even though it is not currently receiving interest or principal payments on such obligations. In order to generate cash to satisfy these distribution requirements, the fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of fund shares.


THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of each fund's shares. Each underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of a fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each fund pays the expenses of preparing and printing amendments to its registration statement and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from a fund for acting as underwriter of the fund's Advisor Class shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by a fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation.


For periods before January 2, 1997, standardized performance quotations for Advisor Class are calculated by substituting Class I performance for the relevant time period, excluding the effect of Class I's maximum initial sales charge, and including the effect of the Rule 12b-1 fees applicable to Class I shares of the fund. For periods after January 2, 1997, standardized performance quotations for Advisor Class are calculated as described below.


An explanation of these and other methods used by a fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

For the periods indicated, the average annual total return for Advisor Class of each fund was as follows:


                                                      SINCE
  PERIOD ENDED MARCH 31, 1998         1 YEAR          INCEPTION(1)
   Greater European Fund              28.88%          18.44%
   Latin America Fund                  5.43%          15.42%

/1/For the period May 8, 1995  (commencement  of Fund  operations)  to March 31,
1998.


These figures were calculated according to the SEC formula:

P(1+T)n  = ERV

where:

P       =a hypothetical initial payment of $1,000
T       =average annual total return
n       =number of years

ERV     =ending redeemable value of a hypothetical $1,000
         payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above.

For the periods indicated, the cumulative total return for Advisor Class of each fund was as follows:


                                                            SINCE
PERIOD ENDED MARCH 31, 1998              1 YEAR           INCEPTION/1/
 Greater European Fund                  28.88%               63.10%
 Latin America Fund                      5.43%               19.33%

/1/ For the period May 8, 1995 (commencement of Fund operations) to March 31, 1998.


VOLATILITY

Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

Sales literature referring to the use of a fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

A fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in a fund may satisfy your investment goal, advertisements and other materials about a fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

(i) unmanaged indices so that you may compare the fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment goals and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


From time to time, each fund and its Investment Manager may also refer to the following information:

a) Each Investment Manager and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

b) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital
         International(R) or a similar financial organization.

c) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International(R) or a similar financial organization.


d) The geographic and industry distribution of each fund's portfolio and its top ten holdings.

e) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

f) To assist investors in understanding the different returns and risk characteristics of various investments, each fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

g) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

h) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

i) Allegorical stories illustrating the importance of persistent long-term investing.

j) Each fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

k) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

l) The number of shareholders in each fund or the aggregate number of shareholders of the open-end investment companies in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.

m) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

n) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:

         /bullet/ "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

         /bullet/   "Diversify by company, by industry and by country."

         /bullet/   "Always maintain a long-term perspective."

         /bullet/   "Invest for maximum total real return."

------------------------
* Sir John Templeton sold the Templeton organization to Resources in October 1992 and resigned from the Board on April 16, 1995. He is no longer involved with the investment management process.

         /bullet/   "Invest - don't trade or speculate."

         /bullet/   "Remain flexible and open-minded about types of investment."

         /bullet/   "Buy low."

         /bullet/ "When buying stocks, search for bargains among quality stocks."

         /bullet/   "Buy value, not market trends or the economic outlook."

         /bullet/ "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

         /bullet/   "Do your homework or hire wise experts to help you."

         /bullet/   "Aggressively monitor your investments."

         /bullet/   "Don't panic."

         /bullet/   "Learn from your mistakes."

         /bullet/   "Outperforming the market is a difficult task."

         /bullet/ "An investor who has all the answers doesn't even understand all the questions."

         /bullet/   "There's no free lunch."

         /bullet/ "And now the last principle: Do not be fearful or negative too often."


From time to time, advertisements or information for each fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare a fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in each fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in a fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the respective fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION

A fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.


The Trust is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 50 years and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $243 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 119 U.S. based open-end investment companies to the public. A fund may identify itself by its NASDAQ symbol or CUSIP number.

As of May 15, 1998, the principal shareholders of the fund, beneficial or of record, were as follows:


        NAME AND ADDRESS                   SHARE AMOUNT       PERCENTAGE

      GREATER EUROPEAN
        FUND - ADVISOR CLASS

      Charles Schwab & Co Inc.                67,150              32%
      101 Montgomery Street
      San Francisco CA  94104-4122

      Franklin Templeton Fund                 11,388               5%
        Allocator
        Conservative Target Fund
      c/o Fund Accounting Department
      1810 Gateway Dr.
      3rd Floor
      San Mateo CA 94404

      Franklin Templeton Fund                 45,503              21%
        Allocator
        Moderate Target Fund
      c/o Fund Accounting Department
      1810 Gateway Dr.
      3rd Floor
      San Mateo CA 94404

      Franklin Templeton Fund                 81,675              39%
        Allocator
        Growth Target Fund
      c/o Fund Accounting Department
      1810 Gateway Dr.
      3rd Floor
      San Mateo CA 94404

      LATIN AMERICA FUND -
        CLASS II

      Templeton Global                        51,284              10%
        Investors, Inc.
      1850 Gateway Drive
      6th Floor
      San Mateo, CA 94404

      LATIN AMERICA FUND -
        ADVISOR CLASS

      Franklin Templeton Trust                   485                5%
        Company - Custodian for
        the IRA of Donald H. Edgren
      600 Martin Street
      Monterey, CA  93940

      Donaldson Lufkin Jenrette                1,844              19%
        Securities Corporation,
        Inc.
      P.O. Box 2052
      Jersey City, NJ
      07303-9998

      Franklin Resources, Inc.                 1,848              19%
      Corporate Treasury
      1850 Gateway Drive
      6th Floor
      San Mateo, CA 94404


From time to time, the number of fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of each fund, for the fiscal year ended March 31, 1998, including the auditors' report, are incorporated herein by reference.



PAGE


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The funds offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the respective fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the fund's administrator


GLOBAL ADVISORS - Templeton Global Advisors Limited, the investment manager of Greater European Fund

INVESTMENT COUNSEL - Templeton Investment Counsel, Inc., the investment manager of Latin America Fund

INVESTMENT MANAGER(S) - Global Advisors and Investment Counsel


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


PROSPECTUS - The prospectus for Advisor Class shares of Greater European Fund and Latin America Fund dated August 1, 1998, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund(s). This reference is for convenience only and does not indicate a legal conclusion of capacity.

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to a fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDICES

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S


Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.




PAGE


                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS:

                  Incorporated by reference from Registrant's 1998 Annual Reports to Shareholders of Templeton Growth and Income Fund, Templeton Global Infrastructure Fund, Templeton Americas Government Securities Fund and Templeton Region Funds:

                  Independent  Auditor's Report
                  Investment Portfolio as of March 31, 1998
                  Statement of Assets and Liabilities as of March 31, 1998 Statement of Operations for fiscal year ended March 31, 1998 Statement of Changes in Net Assets for the years ended
                       March 31, 1998 and 1997
                  Notes to Financial Statements

         (B)  EXHIBITS

                  (1)  Trust Instrument ***

                  (2)  By-Laws ***

                  (3)  Not Applicable

                  (4) (A) Not Applicable

                  (5) (A) Investment Management Agreement
                              Templeton Growth and Income Fund ****
                      (B) Investment Management Agreement
                              Templeton Global Infrastructure Fund ***
                      (C) Investment Management Agreement
                              Templeton Americas Government Securities Fund ***
                      (E) Investment Management Agreement
                              Templeton Greater European Fund ****
                      (F) Investment Management Agreement -
                              Templeton Latin America Fund ****

                  (6) (A) Amended and Restated Distribution Agreement ****
                      (B) Form of Dealer Agreement ***

                  (7)  Not Applicable

                  (8)  Amended and Restated Custody Agreement ****

                  (9)  (A) Fund Administration Agreement******
                       (B) Amended and Restated Transfer Agent Agreement******
                       (C) Form of Sub-Transfer Agent Services Agreement ***
                       (D) Form of Shareholder Sub-Accounting Services
                               Agreement ***

                  (10) Opinion and consent of counsel

                  (11) Consent of independent public accountants

                  (12) Not Applicable

                  (13) Investment Letter *

                  (14) Not Applicable

                  (15) (A)(i)Distribution Plan -- Templeton Growth and Income
                              Fund Class I Shares *
                          (ii)Distribution Plan -- Templeton Growth and
                               Income Fund Class II Shares *
                       (B)(i)Distribution Plan -- Templeton Global
                              Infrastructure Fund Class I Shares *
                          (ii)Distribution Plan -- Templeton Global
                                Infrastructure Fund Class II Shares *
                       (C)    Distribution Plan -- Templeton Americas
                                Government Securities Fund ***
                       (D)(i)Distribution Plan -- Templeton Greater European
                                Fund Class I Shares ****
                          (ii)Distribution Plan -- Templeton Greater European
                                Fund Class II Shares ****
                       (E)(i)Distribution Plan -- Templeton Latin America
                              Fund Class I Shares ****
                          (ii)Distribution Plan -- Templeton Latin America
                               Fund Class II Shares ****

                  (16) Schedule showing computation of performance
                       quotations provided in response to Item 22(unaudited)***

                  (17) Powers of Attorney*****

                  (18)(A) Form of Multiclass Plan *
                            Templeton Growth and Income Fund
                            Templeton Global Infrastructure Fund
                            Templeton Americas Government Securities Fund
                      (B) Form of Multiclass Plan******
                            Templeton Latin America Fund
                            Templeton Greater European Fund

                  (27) Financial Data schedules


PAGE


--------------------
* Filed with Post-Effective Amendment No. 5 to the Registration Statement on May 1, 1995
*** Filed with Post-Effective Amendment No. 7 to the Registration Statement on July 7, 1995.
**** Filed with Post-Effective Amendment No. 9 to the Registration Statement on July 22, 1996.
***** Filed with Post-Effective Amendment No. 10 to the Registration Statement on December 31, 1996.
***** Filed with Post-Effective Amendment No. 11 to the Registration Statement on July 31, 1997.
PAGE



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                                                Number of
         TITLE OF CLASS                                       RECORDHOLDERS

         TEMPLETON GROWTH AND INCOME FUND

         Shares of Beneficial Interest,                       3,948 as of
         par value $0.01 per Share -                          April 30, 1998
         Class I

         Shares of Beneficial Interest,                       1,452 as of
         par value $0.01 per Share -                          April 30, 1998
         Class II:

         TEMPLETON GLOBAL INFRASTRUCTURE FUND

         Shares of Beneficial Interest,                       3,366 as of
         par value $0.01 per Share -                          April 30, 1998
         Class I

         Shares of Beneficial Interest,                       548 as of
         par value $0.01 per Share -                          April 30, 1998
         Class II:

         TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND

         Shares of Beneficial Interest,                       1,034 as of
         par value $0.01 per Share -                          April 30, 1998
         Class I

         TEMPLETON GREATER EUROPEAN FUND

         Shares of Beneficial Interest,                       2,246 as of
         par value $0.01 per Share -                          April 30, 1998
         Class I

         Shares of Beneficial Interest,                       726 as of
         par value $0.01 per Share -                          April 30, 1998
         Class II:

         Shares of Beneficial Interest,                       31 as of
         par value $0.01 per Share -                          April 30, 1998
         Advisor Class


PAGE


         TEMPLETON LATIN AMERICA FUND

         Shares of Beneficial Interest,                       4,002 as of
         par value $0.01 per Share -                          April 30, 1998
         Class I

         Shares of Beneficial Interest,                       1,166 as of
         par value $0.01 per Share -                          April 30, 1998
         Class II:

         Shares of Beneficial Interest,                       67 as of
         par value $0.01 per Share -                          April 30, 1998
         Advisor Class:


ITEM 27.  INDEMNIFICATION.

          Reference is made to Article IV of the Registrant's Declaration of Trust, which is incorporate herein by reference:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND ITS OFFICERS AND DIRECTORS

          The business and other connections of Templeton Global Advisors Limited (the investment adviser of Templeton Growth and Income Fund and Templeton Greater European Fund) and Templeton Investment Counsel, Inc. (the investment adviser of Templeton Global Infrastructure Fund, Templeton Americas Government Securities Fund and Templeton Latin America Fund) are described in Parts A and B of this Registration Statement.

          For information relating to the investment advisers' officers and directors, reference is made to Forms ADV filed under the Investment Advisers Act of 1940 by Templeton Global Advisors Limited and Templeton Investment Counsel, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of:

               Templeton American Trust, Inc.
               Templeton Capital Accumulator Fund, Inc.
               Templeton Developing Markets Trust
               Templeton Funds, Inc.
               Templeton Global Opportunities Trust
               Templeton Global Real Estate  Fund
               Templeton Global Smaller Companies Fund, Inc.
               Templeton Growth Fund, Inc.
               Templeton Income Trust
               Templeton Institutional Funds, Inc.
               Templeton Variable Products Series Fund

               Franklin Asset Allocation Fund
               Franklin California Tax Free Income Fund, Inc.
               Franklin California Tax Free Trust
               Franklin Custodian Funds, Inc.
               Franklin Equity Fund
               Franklin Federal Money Fund
               Franklin Federal Tax-Free Income Fund
               Franklin Floating Rate Trust
               Franklin Gold Fund
               Franklin Government Securities Trust
               Franklin High Income Trust
               Franklin Investors Securities Trust
               Franklin Managed Trust
               Franklin Money Fund
               Franklin Mutual Series Fund, Inc.
               Franklin Municipal Securities Trust
               Franklin New York Tax-Free Income Fund
               Franklin New York Tax-Free Trust
               Franklin Real Estate Securities Fund
               Franklin Strategic Mortgage Series
               Franklin Strategic Series
               Franklin Tax Exempt Money Fund
               Franklin Tax-Free Trust
               Franklin Templeton Fund Allocator Series
               Franklin Templeton Global Trust
               Franklin Templeton International Trust
               Franklin Templeton Money Fund Trust
               Franklin Value Investors Trust
               Institutional Fiduciary Trust

         (b) The directors and officers of FTD, located at 777 Mariners Island Blvd., San Mateo, California 94404, unless otherwise indicated are as follows:


                                                                                             Position with
     NAME                                    POSITION WITH UNDERWRITER                            THE REGISTRANT

    Charles B. Johnson                        Chairman of the Board                    Vice President and Chairman

    Gregory E. Johnson                        President                                None

    Harmon E. Burns                           Executive Vice President and             Vice President
                                              Director

    Rupert H. Johnson, Jr.                    Executive Vice President and             Vice President
                                              Director

    Peter Jones                               Executive Vice President                 None
    100 Fountain Parkway
    St. Petersburg, Fl

    Daniel T. O'Lear                          Executive Vice President                 None

    Deborah R. Gatzek                         Senior Vice President and Assistant      Vice President
                                              Secretary

    Richard O. Conboy                         Senior Vice President                    None

    Charles E. Johnson                        Senior Vice President                    Vice President
    500 E. Broward Blvd.
    Ft. Lauderdale, Fl

    Edward V. McVey                           Senior Vice President                    None

    Harry G. (Toby) Mumford, Jr.              Senior Vice President                    None

    Richard C. Stoker                         Senior Vice President                    None

    Kent P. Strazza                           Vice President                           None

    Jimmy A. Escobedo                         Vice President                           None

    Bert W. Feuss                             Vice President                           None

    Loretta Fry                               Vice President                           None

    Robert N. Geppner                         Vice President                           None

    Mike Hackett                              Vice President                           None

    Phil J. Kearns                            Vice President                           None

    Laura Komar                               Vice President                           None

    Ken Leder                                 Vice President                           None

    Jack Lemein                               Vice President                           None

    John R. McGee                             Vice President                           None

    Vivian J. Palmieri                        Vice President                           None

    Sarah Stypa                               Vice President                           None




PAGE



                                             POSITION WITH                            POSITION WITH
    NAME                                     UNDERWRITER                              THE REGISTRANT
    Francie Arnone                            Assistant Vice President                 None

    Ronice Barlow                             Assistant Vice President                 None

    Alison Hawksley                           Assistant Vice President                 None

    Bernadette Marino Howard                  Assistant Vice President                 None

    John R. Kay                               Assistant Vice President                 Vice President
    500 E. Broward Blvd.
    Ft. Lauderdale

    Christopher Lanzafame                     Assistant Vice President                 None

    Virginia Marans                           Assistant Vice President                 None

    Susan Thompson                            Assistant Vice President                 None

    Kenneth A. Lewis                          Treasurer                                None

    Karen DeBellis                            Assistant Treasurer                      Assistant Treasurer
    100 Fountain Parkway
    St. Petersburg, Fl

    Philip A. Scatena                         Assistant Treasurer                      None

    Leslie M. Kratter                         Secretary                                None



 (c)  Not Applicable (Information on unaffiliated underwriters).

ITEM 29.  LOCATION OF ACCOUNTS AND RECORDS

     Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are located at 500 East Broward Blvd., Fort Lauderdale, Florida 33394. Others records are maintained at the offices of Franklin Templeton Investor Services, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and Franklin Resources, Inc., 777 Mariners Island Blvd., San Mateo, California 94404.

PAGE



ITEM 31.  MANAGEMENT SERVICES

                  Not Applicable.

ITEM 32.  UNDERTAKINGS.

                  (a)  Not Applicable.

                  (b)  Not Applicable.

                  (c) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholder communications provisions of
                  Section 16(c) of the Investment Company Act of 1940.

                  (d) Registrant undertakes to furnish to each person to whom its Prospectus is provided a copy of its latest Annual Report, upon request and without charge.



PAGE

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Fort Lauderdale, Florida on the 29th day of May, 1998

                                        TEMPLETON GLOBAL INVESTMENT TRUST
                                               (REGISTRANT)

                                         By:
                                            Mark G. Holowesko*
                                            President



*By:/s/BARBARA J. GREEN
     Barbara J. Green
     attorney-in-fact**



     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                                Title                  Date



____________________                President (Chief          May 29, 1998
Mark G. Holowesko*                  Executive Officer)



____________________                Trustee                   May 29, 1998
Charles B. Johnson*

____________________                Trustee                   May 29, 1998
Martin L. Flanagan*


____________________                Trustee                   May 29, 1998
Betty P. Krahmer*


___________________                 Trustee                   May 29, 1998
Fred R. Millsaps*


____________________                Trustee                   May 29, 1998
Harris J. Ashton*


____________________                Trustee                   May 29, 1998
S. Joseph Fortunato*


____________________                Trustee                   May 29, 1998
Andrew H. Hines, Jr.*


____________________                Trustee                   May 29, 1998
John Wm. Galbriath*


____________________                Trustee                   May 29, 1998
Gordon S. Macklin*


____________________                Trustee                   May 29, 1998
Nicholas F. Brady*


____________________                Trustee                   May 29, 1998
Edith E. Holiday*


____________________                Treasurer (Chief          May 29, 1998
James R. Baio*                      Financial and
                                    Accounting Officer)


*By:/s/BARBARA J. GREEN
    Barbara J. Green
    Attorney-in-fact**

** Powers of Attorney were previously filed in Post-Effective Amendment No.10 to the Registration Statement on Form N-1A of Templeton Global Investment Trust (File No. 33-73244), filed on December 31, 1996.



PAGE

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                   FILED WITH

                       POST-EFFECTIVE AMENDMENT NO. 12 TO
                             REGISTRATION STATEMENT

                                       ON

                                    FORM N-1A

                        TEMPLETON GLOBAL INVESTMENT TRUST







PAGE



                                  EXHIBIT LIST


  (10)      Opinion and Consent of Counsel

  (11)      Consent of Independent Public Accountants

  (27)      Financial Data Schedules